UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 03/31/2017

Item 1 – Report to Stockholders

MARCH 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Total Return Fund	of BlackRock Bond Fund, Inc.

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance, while U.S. Treasuries and other higher-quality assets generated negative returns. Markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. The more rate-sensitive high-quality assets, however, struggled as rising energy prices, modest wage increases and steady U.S. job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme – rising nominal growth, wages and inflation – was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy. The primary tension surfacing in markets in 2017 has been between reflationary expectations and the realities of fiscal and monetary policy. Markets have been turning their attention to the Fed’s outlook for additional interest rate hikes, while assessing the probability of Congress passing meaningful fiscal stimulus amid political division and a limited budget.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed leaning toward higher interest rates and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted long-term investment returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening – a dynamic that increases the risk and return potential of active investing. Fixed income investors are also facing challenges as bond markets recalibrate for higher inflation expectations after eight years of deflationary concerns. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.12%	17.17%
U.S. small cap equities (Russell 2000® Index)	11.52	26.22
International equities (MSCI Europe, Australasia, Far East Index)	6.48	11.67
Emerging market equities (MSCI Emerging Markets Index)	6.80	17.21
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.19	0.36
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.08)	(3.97)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.44
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.93)	0.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.50	16.39

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	3

Fund Summary as of March 31, 2017

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31, 2017, the Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), out-performed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

During the period, the Master Portfolio’s allocation to non-agency mortgages, duration (sensitivity to interest rate changes), yield curve positioning, security selection within non-U.S. credit, macro-oriented strategies, allocation to high yield securities, and certain issue selection within asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) all contributed to performance.

•	The Master Portfolio’s overweights to municipal bonds and ABS were the main detractors from performance.

•

The Master Portfolio held derivatives for risk management purposes as well as to manage exposures with the goal of generating alpha. The use of derivatives contributed positively to the Fund’s performance as the investment adviser tactically managed the portfolio’s duration and sector exposure throughout the reporting period.

Describe recent portfolio activity.

•

At the end of November, on expectations regarding the impact of rising interest rates on intermediate-term bond outflows, the Master Portfolio’s underweight position to the long end of the U.S. yield curve was eliminated and an underweight to the three- to ten-year portion of the curve was initiated. The Master Portfolio also moved to an underweight position in U.S. investment-grade credit. Toward the end of the six-month period, the Master Portfolio assumed a more cautious stance regarding emerging markets on concerns over rising interest rates and a stronger U.S. dollar. The Master Portfolio emphasized securitized products, adding to collateralized loan obligations (“CLOs”), but taking profits in CMBS and non-agency mortgages following their strong performance during the period. In addition, the Master Portfolio reduced its allocation in U.S. municipal bonds and continued to hold a non-benchmark position in U.S. high-yield credit.

•

In early 2017, the Master Portfolio was positioned in anticipation of higher interest rates globally from firming global growth. In seeking to benefit from this scenario, the Master Portfolio maintained an underweight duration bias, and a preference for sectors of the market with attractive yields that are profiting from increased consumer confidence, such as securitized assets, high yield and emerging markets.

Describe portfolio positioning at period end.

•

Toward the end of the period, the Master Portfolio reduced its underweight position in U.S. duration, as uncertainty surrounding fiscal policy and geopolitical risk kept rates range-bound. As mid-term inflation expectations came off their highs, the Master Portfolio added some inflation breakeven exposure. In order to reduce the portfolio’s overall risk from elevated valuations for spread sectors, the Master Portfolio rotated from index exposure into select cash bonds in both investment-grade and high-yield credit. The Master Portfolio ended the period with an increased overweight in emerging markets, on the view that firming developed market growth bodes well for the sector. The Master Portfolio continued to favor securitized assets for yield, as a strong technical backdrop supported products such as non-agency mortgages and CLOs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended March 31, 2017

				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.20%	3.14%	(1.32)%	2.08%	N/A	4.05%	N/A	4.38%	N/A
Service	2.89	2.85	(1.46)	1.77	N/A	3.78	N/A	4.13	N/A
Investor A	2.75	2.74	(1.48)	1.65	(2.42)%	3.70	2.86%	4.06	3.63%
Investor A1	3.05	3.02	(1.39)	1.84	N/A	3.90	N/A	4.22	N/A
Investor B	2.38	2.38	(1.73)	1.21	(2.75)	3.09	2.73	3.40	3.40
Investor C	2.21	2.12	(1.81)	0.98	(0.02)	3.03	3.03	3.40	3.40
Investor C1	2.29	2.28	(1.76)	1.16	N/A	3.13	N/A	3.46	N/A
Investor C2	2.61	2.56	(1.61)	1.48	N/A	3.43	N/A	3.71	N/A
Class K	3.26	3.25	(1.29)	2.05	N/A	4.12	N/A	4.48	N/A
Class R	2.61	2.55	(1.61)	1.39	N/A	3.44	N/A	3.81	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.18)	0.44	N/A	2.34	N/A	4.27	N/A

4	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	5

About Fund Performance

•

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to September 24, 2007, Institutional Share performance results are those of BlackRock Shares of BlackRock Total Return Portfolio (the “Predecessor Fund”) restated to reflect Institutional Share fees.

•

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors. Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of the Predecessor Fund restated to reflect Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A Share fees. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A1 Share fees.

•

Investor B Shares are subject to a maximum CDSC of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor B Share fees.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C Share performance results are those of Investor C Shares of the Predecessor Fund with no adjustments. These shares are generally available through financial intermediaries.

•

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C1 Share fees.

•

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C2 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C2 Share fees.

•

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to September 24, 2007, Class K Shares performance results are those of BlackRock Shares of the Predecessor Fund with no adjustments.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Investor A1, Investor C1 and Investor C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, contractually waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such contractual waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

6	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2016 and held through March 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual				Hypothetical[3]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[1]	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[1]	Ending Account Value March 31, 2017	Expenses Paid During the Period[2]
Institutional	$1,000.00	$986.80	$2.87	$2.23	$1,000.00	$1,022.04	$2.92	$1,022.69	$2.27
Service	$1,000.00	$985.40	$4.31	$3.71	$1,000.00	$1,020.59	$4.38	$1,021.20	$3.77
Investor A	$1,000.00	$985.20	$4.55	$3.91	$1,000.00	$1,020.34	$4.63	$1,020.99	$3.98
Investor A1	$1,000.00	$986.10	$3.61	$2.97	$1,000.00	$1,021.29	$3.68	$1,021.94	$3.02
Investor B	$1,000.00	$982.70	$7.02	$6.33	$1,000.00	$1,017.85	$7.14	$1,018.55	$6.44
Investor C	$1,000.00	$981.90	$7.81	$7.16	$1,000.00	$1,017.05	$7.95	$1,017.70	$7.29
Investor C1	$1,000.00	$982.40	$7.41	$6.74	$1,000.00	$1,017.45	$7.54	$1,018.13	$6.86
Investor C2	$1,000.00	$983.90	$5.79	$5.14	$1,000.00	$1,019.10	$5.89	$1,019.75	$5.24
Class K	$1,000.00	$987.10	$2.58	$1.93	$1,000.00	$1,022.34	$2.62	$1,022.99	$1.97
Class R	$1,000.00	$983.90	$5.79	$5.14	$1,000.00	$1,019.10	$5.89	$1,019.75	$5.24

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.58% for Institutional, 0.87% for Service, 0.92% for Investor A, 0.73% for Investor A1, 1.42% for Investor B, 1.58% for Investor C, 1.50% for Investor C1, 1.17% for Investor C2, 0.52% for Class K and 1.17% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.75% for Service, 0.79% for Investor A, 0.60% for Investor A1, 1.28% for Investor B, 1.45% for Investor C, 1.36% for Investor C1, 1.04% for Investor C2, 0.39% for Class K and 1.04% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[3]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	7

The Benefits and Risks of Leveraging

The Master Portfolio may utilize leverage to seek to enhance returns and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage through a credit facility, by entering into reverse repurchase agreements, and/or treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Master Portfolio on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Master Portfolio’s investors, and the value of these portfolio holdings is reflected in the Master Portfolio’s NAV. However, in order to benefit investors, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Master Portfolio’s return on assets purchased with leverage proceeds, income to investors is lower than if the Master Portfolio had not used leverage.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Master Portfolio’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Master Portfolio’s NAV and distribution rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Master Portfolio’s shares than if the Master Portfolio were not leveraged. In addition, the Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio incurs expenses in connection with the use of leverage, all of which are borne by the Master Portfolio’s investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master

Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $9,315,606,290)	$9,287,532,128
Capital shares sold receivable	27,204,804
Receivable from the Manager	177,883
Prepaid expenses	403,114

Total assets	9,315,317,929

Liabilities
Payables:
Capital shares redeemed	22,028,812
Contributions to the Master Portfolio	5,175,992
Income dividends	6,625,933
Investment advisory fees	2,238,601
Other accrued expenses	245,991
Other affiliates	150,192
Service and distribution fees	898,864
Transfer agent fees	1,848,044

Total liabilities	39,212,429

Net Assets	$9,276,105,500

Net Assets Consist of
Paid-in capital	$9,388,937,582
Distributions in excess of net investment income	(14,371,060)
Accumulated net realized loss	(70,386,860)
Net unrealized appreciation (depreciation)	(28,074,162)

Net Assets	$9,276,105,500

Net Asset Value
Institutional — Based on net assets of $3,463,188,454 and 297,896,979 shares outstanding, 500 million shares authorized, $0.10 par value	$11.63

Service — Based on net assets of $115,084,168 and 9,897,635 shares outstanding, 50 million shares authorized, $0.10 par value	$11.63

Investor A — Based on net assets of $1,947,921,078 and 167,492,879 shares outstanding, 450 million shares authorized, $0.10 par value	$11.63

Investor A1 — Based on net assets of $31,725,736 and 2,730,069 shares outstanding, 50 million shares authorized, $0.10 par value	$11.62

Investor B — Based on net assets of $1,798,888 and 154,796 shares outstanding, 250 million shares authorized, $0.10 par value	$11.62

Investor C — Based on net assets of $431,479,921 and 37,130,474 shares outstanding, 100 million shares authorized, $0.10 par value	$11.62

Investor C1 — Based on net assets of $57,041,611 and 4,906,371 shares outstanding, 100 million shares authorized, $0.10 par value	$11.63

Investor C2 — Based on net assets of $3,466,242 and 298,358 shares outstanding, 50 million shares authorized, $0.10 par value	$11.62

Class K — Based on net assets of $3,098,993,735 and 266,604,169 shares outstanding, 1 billion shares authorized, $0.10 par value	$11.62

Class R — Based on net assets of $125,405,667 and 10,782,701 shares outstanding, 250 million shares authorized, $0.10 par value	$11.63

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	9

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$146,582,648
Interest — affiliated	8
Dividends — unaffiliated	744,608
Dividends — affiliated	60,096
Securities lending income — affiliated — net	42,814
Foreign taxes withheld	(25,168)
Total expenses excluding interest expense	(3,512,590)
Interest expense	(5,841,263)
Fees waived	7,241

Total investment income	138,058,394

Fund Expenses
Investment advisory	12,931,274
Service and distribution — class specific	5,528,445
Transfer agent — class specific	4,065,708
Registration	255,053
Printing	92,217
Professional	91,450
Officer	1,677
Miscellaneous	35,486

Total expenses	23,001,310
Less:
Fees waived by the Manager	(26,496)
Transfer agent fees reimbursed — class specific	(887,962)
Transfer agent fees waived — class specific	(21,105)

Total expenses after fees waived and/or reimbursed	22,065,747

Net investment income	115,992,647

Realized and Unrealized Loss Allocated from the Master Portfolio
Net realized loss from investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency transactions, interest rate caps and borrowed bonds	(51,031,853)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency transactions, interest rate caps and borrowed bonds	(180,256,723)

Total realized and unrealized loss	(231,288,576)

Net Decrease in Net Assets Resulting from Operations	$(115,295,929)

See Notes to Financial Statements.

10	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Statements of Changes in Net Assets	BlackRock Total Return Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$115,992,647	$205,976,391
Net realized gain (loss)	(51,031,853)	180,497
Net change in unrealized appreciation (depreciation)	(180,256,723)	237,534,577

Net increase (decrease) in net assets resulting from operations	(115,295,929)	443,691,465

Distributions to Shareholders[1]
From net investment income:
Institutional	(47,726,256)	(71,521,768)
Service	(1,358,233)	(1,709,780)
Investor A	(26,419,824)	(71,088,731)
Investor A1	(456,361)	(1,127,352)
Investor B	(23,020)	(83,888)
Investor C	(4,526,981)	(10,054,663)
Investor C1	(644,121)	(1,815,716)
Investor C2	(42,890)	(112,330)
Class K	(42,939,800)	(87,158,157)
Class R	(1,302,711)	(1,856,178)

Decrease in net assets resulting from distributions to shareholders	(125,440,197)	(246,528,563)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	759,290,385	1,588,452,763

Net Assets
Total increase in net assets	518,554,259	1,785,615,665
Beginning of period	8,757,551,241	6,971,935,576

End of period	$9,276,105,500	$8,757,551,241

Distributions in excess of net investment income, end of period	$(14,371,060)	$(4,923,510)

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	11

Financial Highlights	BlackRock Total Return Fund

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$11.71	$11.76	$11.43	$11.75	$11.14

Net investment income[1]	0.16	0.31	0.32	0.42	0.38	0.43
Net realized and unrealized gain (loss)	(0.32)	0.32	0.01	0.34	(0.27)	0.62

Net increase (decrease) from investment operations	(0.16)	0.63	0.33	0.76	0.11	1.05

Distributions from net investment income[2]	(0.17)	(0.38)	(0.38)	(0.43)	(0.43)	(0.44)

Net asset value, end of period	$11.63	$11.96	$11.71	$11.76	$11.43	$11.75

Total Return[3]
Based on net asset value	(1.32)%[4]	5.47%	2.77%	6.72%	0.89%	9.63%

Ratios to Average Net Assets[5,6]
Total expenses[7]	0.61%[8]	0.61%	0.56%	0.77%	0.83%	0.82%

Total expenses after fees waived and/or reimbursed[7]	0.58%[8]	0.58%	0.50%	0.67%	0.73%	0.69%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	0.45%[8]	0.45%	0.45%	0.53%	0.52%[9]	0.52%[9]

Net investment income[7]	2.74%[8]	2.63%	2.72%	3.62%	3.22%	3.81%

Supplemental Data
Net assets, end of period (000)	$3,463,188	$3,126,440	$1,547,791	$859,415	$871,868	$879,843

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

12	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Total Return Fund

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$11.71	$11.76	$11.43	$11.75	$11.15

Net investment income[1]	0.14	0.28	0.29	0.39	0.35	0.41
Net realized and unrealized gain (loss)	(0.32)	0.31	0.01	0.34	(0.28)	0.61

Net increase (decrease) from investment operations	(0.18)	0.59	0.30	0.73	0.07	1.02

Distributions from net investment income[2]	(0.15)	(0.34)	(0.35)	(0.40)	(0.39)	(0.42)

Net asset value, end of period	$11.63	$11.96	$11.71	$11.76	$11.43	$11.75

Total Return[3]
Based on net asset value	(1.46)%[4]	5.15%	2.55%	6.48%	0.65%	9.28%

Ratios to Average Net Assets[5,6]
Total expenses[7]	0.89%[8]	0.93%	0.80%	1.07%	1.21%	1.18%

Total expenses after fees waived and/or reimbursed[7]	0.87%[8]	0.88%	0.74%	0.89%	0.94%	0.92%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	0.75%[8]	0.75%	0.67%	0.76%	0.76%[9]	0.76%[9]

Net investment income[7]	2.44%[8]	2.35%	2.46%	3.37%	3.01%	3.57%

Supplemental Data
Net assets, end of period (000)	$115,084	$74,723	$45,616	$720	$454	$672

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	13

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$11.71	$11.76	$11.43	$11.75	$11.15

Net investment income[1]	0.14	0.28	0.28	0.39	0.34	0.40
Net realized and unrealized gain (loss)	(0.32)	0.31	0.01	0.33	(0.26)	0.61

Net increase (decrease) from investment operations	(0.18)	0.59	0.29	0.72	0.08	1.01

Distributions from net investment income[2]	(0.15)	(0.34)	(0.34)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$11.63	$11.96	$11.71	$11.76	$11.43	$11.75

Total Return[3]
Based on net asset value	(1.48)%[4]	5.12%	2.44%	6.42%	0.58%	9.20%

Ratios to Average Net Assets[5,6]
Total expenses[7]	0.95%[8]	0.91%	0.87%	1.05%	1.14%	1.12%

Total expenses after fees waived and/or reimbursed[7]	0.92%[8]	0.91%	0.84%	0.95%	1.04%	1.00%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	0.79%[8]	0.78%	0.78%	0.82%	0.82%[9]	0.83%[9]

Net investment income[7]	2.41%[8]	2.34%	2.40%	3.33%	2.89%	3.50%

Supplemental Data
Net assets, end of period (000)	$1,947,921	$2,087,043	$2,267,386	$1,084,239	$1,138,151	$1,070,124

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

14	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A1
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.70	$11.75	$11.42	$11.75	$11.14

Net investment income[1]	0.15	0.30	0.31	0.41	0.37	0.42
Net realized and unrealized gain (loss)	(0.32)	0.31	0.00 [2]	0.34	(0.29)	0.62

Net increase (decrease) from investment operations	(0.17)	0.61	0.31	0.75	0.08	1.04

Distributions from net investment income[3]	(0.16)	(0.36)	(0.36)	(0.42)	(0.41)	(0.43)

Net asset value, end of period	$11.62	$11.95	$11.70	$11.75	$11.42	$11.75

Total Return[4]
Based on net asset value	(1.39)%[5]	5.32%	2.63%	6.63%	0.70%	9.50%

Ratios to Average Net Assets[6,7]
Total expenses[8]	0.75%[9]	0.74%	0.67%	0.86%	0.92%	0.94%

Total expenses after fees waived and/or reimbursed[8]	0.73%[9]	0.72%	0.64%	0.76%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed excluding interest expense[8]	0.60%[9]	0.60%	0.60%	0.62%	0.62%[10]	0.65%[10]

Net investment income[8]	2.59%[9]	2.54%	2.59%	3.53%	3.13%	3.69%

Supplemental Data
Net assets, end of period (000)	$31,726	$34,722	$38,412	$40,402	$40,014	$46,438

Portfolio turnover rate of the Master Portfolio[11]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[9]	Annualized.

[10]	Ratio presented to conform to current year presentation.

[11]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.70	$11.75	$11.42	$11.74	$11.14

Net investment income[1]	0.11	0.23	0.22	0.31	0.26	0.31
Net realized and unrealized gain (loss)	(0.32)	0.31	0.01	0.34	(0.28)	0.61

Net increase (decrease) from investment operations	(0.21)	0.54	0.23	0.65	(0.02)	0.92

Distributions from net investment income[2]	(0.12)	(0.29)	(0.28)	(0.32)	(0.30)	(0.32)

Net asset value, end of period	$11.62	$11.95	$11.70	$11.75	$11.42	$11.74

Total Return[3]
Based on net asset value	(1.73)%[4]	4.67%	1.92%	5.71%	(0.22)%	8.42%

Ratios to Average Net Assets[5,6]
Total expenses[7]	1.49%[8]	1.39%	1.55%	1.76%	1.90%	1.86%

Total expenses after fees waived and/or reimbursed[7]	1.42%[8]	1.35%	1.35%	1.65%	1.79%	1.74%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	1.28%[8]	1.23%	1.31%	1.51%	1.63%[9]	1.58%[9]

Net investment income[7]	1.90%[8]	1.94%	1.89%	2.64%	2.20%	2.76%

Supplemental Data
Net assets, end of period (000)	$1,799	$2,481	$4,578	$10,234	$15,601	$31,005

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

16	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.70	$11.75	$11.42	$11.75	$11.14

Net investment income[1]	0.10	0.20	0.20	0.31	0.26	0.33
Net realized and unrealized gain (loss)	(0.32)	0.31	0.01	0.34	(0.27)	0.62

Net increase (decrease) from investment operations	(0.22)	0.51	0.21	0.65	(0.01)	0.95

Distributions from net investment income[2]	(0.11)	(0.26)	(0.26)	(0.32)	(0.32)	(0.34)

Net asset value, end of period	$11.62	$11.95	$11.70	$11.75	$11.42	$11.75

Total Return[3]
Based on net asset value	(1.81)%[4]	4.42%	1.76%	5.75%	(0.13)%	8.63%

Ratios to Average Net Assets[5,6]
Total expenses[7]	1.66%[8]	1.66%	1.60%	1.80%	1.89%	1.88%

Total expenses after fees waived and/or reimbursed[7]	1.58%[8]	1.58%	1.50%	1.58%	1.67%	1.62%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	1.45%[8]	1.45%	1.45%	1.45%	1.45%[9]	1.45%[9]

Net investment income[7]	1.74%[8]	1.67%	1.73%	2.70%	2.25%	2.89%

Supplemental Data
Net assets, end of period (000)	$431,480	$498,254	$421,097	$316,553	$262,458	$241,628

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	17

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$11.71	$11.76	$11.43	$11.75	$11.14

Net investment income[1]	0.11	0.21	0.22	0.32	0.28	0.33
Net realized and unrealized gain (loss)	(0.32)	0.31	0.00 [2]	0.34	(0.28)	0.62

Net increase (decrease) from investment operations	(0.21)	0.52	0.22	0.66	—	0.95

Distributions from net investment income[3]	(0.12)	(0.27)	(0.27)	(0.33)	(0.32)	(0.34)

Net asset value, end of period	$11.63	$11.96	$11.71	$11.76	$11.43	$11.75

Total Return[4]
Based on net asset value	(1.76)%[5]	4.52%	1.85%	5.82%	0.01%	8.67%

Ratios to Average Net Assets[6,7]
Total expenses[8]	1.51%[9]	1.49%	1.44%	1.63%	1.70%	1.70%

Total expenses after fees waived and/or reimbursed[8]	1.50%[9]	1.48%	1.41%	1.53%	1.59%	1.58%

Total expenses after fees waived and/or reimbursed excluding interest expense[8]	1.36%[9]	1.36%	1.37%	1.39%	1.40%[10]	1.41%[10]

Net investment income[8]	1.83%[9]	1.79%	1.83%	2.76%	2.36%	2.92%

Supplemental Data
Net assets, end of period (000)	$57,042	$69,583	$88,551	$105,604	$118,061	$144,824

Portfolio turnover rate of the Master Portfolio[11]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[9]	Annualized.

[10]	Ratio presented to conform to current year presentation.

[11]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

18	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C2
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.70	$11.75	$11.42	$11.74	$11.13

Net investment income[1]	0.12	0.25	0.25	0.35	0.31	0.36
Net realized and unrealized gain (loss)	(0.31)	0.31	0.01	0.34	(0.29)	0.62

Net increase (decrease) from investment operations	(0.19)	0.56	0.26	0.69	0.02	0.98

Distributions from net investment income[2]	(0.14)	(0.31)	(0.31)	(0.36)	(0.34)	(0.37)

Net asset value, end of period	$11.62	$11.95	$11.70	$11.75	$11.42	$11.74

Total Return[3]
Based on net asset value	(1.61)%[4]	4.86%	2.17%	6.09%	0.25%	8.91%

Ratios to Average Net Assets[5,6]
Total expenses[7]	1.21%[8]	1.20%	1.16%	1.37%	1.45%	1.48%

Total expenses after fees waived and/or reimbursed[7]	1.17%[8]	1.16%	1.09%	1.27%	1.34%	1.36%

Total expenses after fees waived and/or reimbursed excluding interest expense[7]	1.04%[8]	1.04%	1.05%	1.13%	1.16%[9]	1.19%[9]

Net investment income[7]	2.15%[8]	2.11%	2.15%	3.01%	2.61%	3.14%

Supplemental Data
Net assets, end of period (000)	$3,466	$3,878	$4,729	$5,530	$6,316	$8,455

Portfolio turnover rate of the Master Portfolio[10]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[8]	Annualized.

[9]	Ratio presented to conform to current year presentation.

[10]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	19

Financial Highlights (continued)	BlackRock Total Return Fund

	Class K
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.71	$11.76	$11.43	$11.75	$11.14

Net investment income[1]	0.16	0.32	0.33	0.44	0.40	0.45
Net realized and unrealized gain (loss)	(0.31)	0.30	0.00 [2]	0.33	(0.27)	0.62

Net increase (decrease) from investment operations	(0.15)	0.62	0.33	0.77	0.13	1.07

Distributions from net investment income[3]	(0.18)	(0.38)	(0.38)	(0.44)	(0.45)	(0.46)

Net asset value, end of period	$11.62	$11.95	$11.71	$11.76	$11.43	$11.75

Total Return[4]
Based on net asset value	(1.29)%[5]	5.44%	2.84%	6.86%	1.01%	9.77%

Ratios to Average Net Assets[6,7]
Total expenses[8]	0.52%[9]	0.52%	0.46%	0.64%	0.72%	0.68%

Total expenses after fees waived and/or reimbursed[8]	0.52%[9]	0.52%	0.44%	0.54%	0.61%	0.55%

Total expenses after fees waived and/or reimbursed excluding interest expense[8]	0.39%[9]	0.39%	0.39%	0.40%	0.40%[10]	0.40%[10]

Net investment income[8]	2.81%[9]	2.73%	2.76%	3.75%	3.33%	3.92%

Supplemental Data
Net assets, end of period (000)	$3,098,994	$2,770,095	$2,500,152	$521,495	$447,165	$524,235

Portfolio turnover rate of the Master Portfolio[11]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[9]	Annualized.

[10]	Ratio presented to conform to current year presentation.

[11]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

20	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$11.71	$11.76	$11.43	$11.75	$11.15

Net investment income[1]	0.13	0.24	0.26	0.36	0.31	0.37
Net realized and unrealized gain (loss)	(0.32)	0.32	0.00 [2]	0.33	(0.27)	0.61

Net increase (decrease) from investment operations	(0.19)	0.56	0.26	0.69	0.04	0.98

Distributions from net investment income[3]	(0.14)	(0.31)	(0.31)	(0.36)	(0.36)	(0.38)

Net asset value, end of period	$11.63	$11.96	$11.71	$11.76	$11.43	$11.75

Total Return[4]
Based on net asset value	(1.61)%[5]	4.86%	2.18%	6.14%	0.33%	8.94%

Ratios to Average Net Assets[6,7]
Total expenses[8]	1.21%[9]	1.22%	1.14%	1.34%	1.43%	1.46%

Total expenses after fees waived and/or reimbursed[8]	1.17%[9]	1.17%	1.08%	1.22%	1.27%	1.24%

Total expenses after fees waived and/or reimbursed excluding interest expense[8]	1.04%[9]	1.04%	1.03%	1.08%	1.07%[10]	1.07%[10]

Net investment income[8]	2.16%[9]	2.06%	2.15%	3.07%	2.66%	3.27%

Supplemental Data
Net assets, end of period (000)	$125,406	$90,332	$53,622	$28,457	$29,056	$34,891

Portfolio turnover rate of the Master Portfolio[11]	487%	841%	1,015%	750%	777%	1,346%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[9]	Annualized.

[10]	Ratio presented to conform to current year presentation.

[11]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	21

Notes to Financial Statements (Unaudited)	BlackRock Total Return Fund

1. Organization:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Corporation”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2017, the percentage of the Master Portfolio owned by the Fund was 94.1%. The consolidated financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Investor A1, C1 and C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan). The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor A1 Shares	No2	No3	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 10 years
Investor C Shares	No	Yes	None
Investor C1 and Investor C2 Shares	No	No4	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

[2]

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

[3]

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

[4]

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 and Investor C2 Shares made within one year of after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

22	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Financial Statements (continued)	BlackRock Total Return Fund

Net income and realized gains from investments held by the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee[1]
First $250 million	0.32%
$250 million - $500 million	0.31%
$500 million - $750 million	0.30%
Greater than $750 million	0.29%

[1]

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	23

Notes to Financial Statements (continued)	BlackRock Total Return Fund

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor C, Investor C1, Investor C2 and Class R shareholders.

For the six months ended March 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	$127,514
Investor A	2,525,260
Investor A1	16,271
Investor B	8,157
Investor C	2,314,837
Investor C1	252,429
Investor C2	9,066
Class R	274,911

Total	$5,528,445

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$264,698
Service	$10,153
Investor A	$3,028
Investor C	$27

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$10,556
Service	$331
Investor A	$8,371
Investor A1	$224
Investor B	$69
Investor C	$2,804
Investor C1	$264
Investor C2	$21
Class K	$346
Class R	$424

For the six months ended March 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	$1,545,071
Service	71,123
Investor A	1,854,979
Investor A1	22,308
Investor B	2,422
Investor C	325,269
Investor C1	58,299
Investor C2	3,593
Class K	70,943
Class R	111,701

Total	$4,065,708

Other Fees: For the six months ended March 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $39,397.

24	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Financial Statements (continued)	BlackRock Total Return Fund

For the six months ended March 31, 2017, affiliates received CDSCs as follows:

Investor A	$23,234
Investor B	$63
Investor C	$60,709

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.45%
Service	0.76%
Investor A	0.79%
Investor A1	0.60%
Investor B	1.29%
Investor C	1.45%
Investor C1	1.37%
Investor C2	1.04%
Class K	0.40%
Class R	1.04%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through January 31, 2018, unless approved by the Board, including a majority of the independent directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”) or by a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2017, the Manager waived $26,496, which is included in fees waived by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are shown as transfer agent fees reimbursed — class specific and transfer agent fees waived — class specific in the Statement of Operations. For the six months ended March 31, 2017, class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A	Investor A1	Investor B	Investor C	Investor C1	Investor C2	Class K	Class R	Total

Transfer agent fees reimbursed — class specific	$411,400	$9,756	$266,932	$2,778	$722	$169,136	$1,591	$721	$1,033	$23,893	$887,962
Transfer agent fees waived — class specific	$10,556	$251	$6,644	$223	$54	$2,804	$128	$20	$5	$420	$21,105

The Manager has voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2017, there were no fees waived by the Manager.

Officers and Directors: Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2016, the Fund had a capital loss carryforward available to offset future realized capital gains of $2,452,852, all of which is due to expire September 30, 2018.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	25

Notes to Financial Statements (continued)	BlackRock Total Return Fund

6. Bank Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Master Portfolio did not borrow under the credit agreement.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Institutional
Shares sold	107,128,170	$1,244,714,085	188,809,711	$2,217,647,250
Shares issued to shareholders in reinvestment of distributions	3,384,070	39,394,880	4,662,327	54,877,068
Shares redeemed	(74,109,457)	(863,225,154)	(64,166,786)	(755,583,747)

Net increase	36,402,783	$420,883,811	129,305,252	$1,516,940,571

Service
Shares sold	5,090,233	$59,719,596	3,062,903	$36,004,393
Shares issued to shareholders in reinvestment of distributions	115,999	1,350,082	145,257	1,706,255
Shares redeemed	(1,557,273)	(18,150,447)	(854,686)	(10,048,750)

Net increase	3,648,959	$42,919,231	2,353,474	$27,661,898

Investor A
Shares sold and automatic conversion of shares	35,438,323	$412,942,141	82,144,185	$965,186,431
Shares issued to shareholders in reinvestment of distributions	2,168,693	25,262,400	5,846,261	68,645,527
Shares redeemed	(44,608,641)	(519,156,210)	(107,053,435)	(1,272,041,884)

Net decrease	(7,001,625)	$(80,951,669)	(19,062,989)	$(238,209,926)

Investor A1
Shares sold	278,233	$3,227,750	364,003	$4,271,742
Shares issued to shareholders in reinvestment of distributions	32,799	381,826	80,735	946,080
Shares redeemed	(486,271)	(5,649,696)	(821,375)	(9,646,244)

Net decrease	(175,239)	$(2,040,120)	(376,637)	$(4,428,422)

Investor B
Shares sold	6,333	$73,757	52,947	$619,204
Shares issued to shareholders in reinvestment of distributions	1,731	20,155	5,393	63,126
Shares redeemed and automatic conversion of shares	(60,859)	(708,692)	(241,873)	(2,835,179)

Net decrease	(52,795)	$(614,780)	(183,533)	$(2,152,849)

26	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Financial Statements (concluded)	BlackRock Total Return Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Investor C
Shares sold	3,519,175	$40,982,555	16,211,263	$190,293,176
Shares issued to shareholders in reinvestment of distributions	340,895	3,967,492	756,487	8,863,207
Shares redeemed	(8,420,911)	(97,903,099)	(11,254,890)	(132,196,571)

Net increase (decrease)	(4,560,841)	$(52,953,052)	5,712,860	$66,959,812

Investor C1
Shares sold	89,552	$1,046,779	211,172	$2,470,782
Shares issued to shareholders in reinvestment of distributions	41,360	481,674	118,827	1,391,149
Shares redeemed	(1,044,232)	(12,151,627)	(2,072,718)	(24,331,007)

Net decrease	(913,320)	$(10,623,174)	(1,742,719)	$(20,469,076)

Investor C2
Shares sold	6,703	$77,671	28,421	$331,137
Shares issued to shareholders in reinvestment of distributions	3,051	35,504	7,951	93,064
Shares redeemed	(36,012)	(419,942)	(115,919)	(1,357,294)

Net decrease	(26,258)	$(306,767)	(79,547)	$(933,093)

Class K
Shares sold	62,303,570	$725,282,867	86,944,969	$1,021,843,763
Shares issued to shareholders in reinvestment of distributions	3,411,843	39,709,822	6,838,887	80,271,891
Shares redeemed	(30,835,286)	(359,447,015)	(75,611,322)	(893,973,656)

Net increase	34,880,127	$405,545,674	18,172,534	$208,141,998

Class R
Shares sold	4,657,217	$54,040,635	4,885,709	$57,466,406
Shares issued to shareholders in reinvestment of distributions	111,580	1,299,064	157,676	1,852,429
Shares redeemed	(1,538,902)	(17,908,468)	(2,068,518)	(24,376,985)

Net increase	3,229,895	$37,431,231	2,974,867	$34,941,850

Total Net Increase	65,431,686	$759,290,385	137,073,562	$1,588,452,763

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	27

Master Portfolio Information	Master Total Return Portfolio

As of March 31, 2017

Portfolio Composition	Percent of Total Investments[1]
U.S. Government Sponsored Agency Securities	46%
Corporate Bonds	18
U.S. Treasury Obligations	16
Asset-Backed Securities	7
Non-Agency Mortgage-Backed Securities	4
Foreign Government Obligations	4
Taxable Municipal Bonds	2
Investment Companies	1
Foreign Agency Obligations	1
Other[2]	1

[1]	Total investments exclude short-term securities, options purchased, options written, TBA sale commitments and borrowed bonds.

[2]	Includes common stock, floating rate loan interests, other interests and preferred securities, which are less than 1%.

Credit Quality Allocation[1]	Percent of Total Investments[2]
AAA/Aaa	67%
AA/Aa	3
A	9
BBB/Baa	10
BB/Ba	4
B	3
CCC/Caa	1
N/R3	3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Total investments exclude short-term securities, options purchased, options written, TBA sale commitments and borrowed bonds.

[3]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

28	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.50%, 12/25/33 (a)	USD	581	$498,369
Series 2006-CW1, Class A2C, 1.12%, 7/25/36 (a)		786	535,516
Series 2007-HE4, Class A2A, 1.11%, 5/25/37 (a)		3,096	1,015,018
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (a)	EUR	400	398,043
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (a)		340	361,734
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 3.02%, 4/15/24 (a)(b)	USD	330	330,252
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (b)(c)		2,599	2,567,853
Series 2016-B, Class A, 4.00%, 9/25/65 (b)(c)		3,358	3,351,204
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		2,281	2,270,377
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)		2,340	2,340,538
ALM V Ltd., Series 2012-5A, Class A2R, 3.17%, 10/18/27 (a)(b)		1,600	1,616,469
ALM XII Ltd., Series 2015-12A, Class B, 4.27%, 4/16/27 (a)(b)		1,505	1,510,173
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.47%, 7/28/26 (a)(b)		10,785	10,786,117
Series 2014-14A, Class B, 3.99%, 7/28/26 (a)(b)		1,236	1,236,246
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (a)	EUR	1,080	1,133,842
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.77%, 6/17/31 (a)(b)	USD	1,997	1,997,330
AMMC CLO 17 Ltd., Series 2015-17A, Class B, 3.34%, 11/15/27 (a)(b)		1,180	1,189,997
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.62%, 5/26/28 (a)(b)		5,320	5,358,591
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)		720	727,848

Asset-Backed Securities		Par (000)	Value
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.52%, 1/15/22 (a)(b)	USD	8,590	$8,651,671
Series 2011-9A, Class CR, 4.62%, 1/15/22 (a)(b)		2,490	2,496,694
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.93%, 5/10/25 (a)(b)		1,612	1,612,656
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, 3.09%, 4/28/26 (a)(b)		1,620	1,619,960
Series 2014-3A, Class BR, 3.69%, 4/28/26 (a)(b)		500	501,375
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class A1, 2.56%, 4/15/27 (a)(b)		2,020	2,031,209
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 2.21%, 7/13/25 (a)(b)		2,005	2,006,072
Series 2013-1A, Class A2A, 2.77%, 7/13/25 (a)(b)		1,050	1,051,443
Series 2013-1A, Class B, 3.72%, 7/13/25 (a)(b)		1,410	1,416,403
Apidos CLO IX, Series 2012-9AR, Class BR, 2.87%, 7/15/23 (a)(b)		3,035	3,036,308
Apidos CLO XII, Series 2013-12A, Class A, 2.12%, 4/15/25 (a)(b)		18,861	18,885,519
Apidos CLO XV, Series 2013-15A, Class A1R, 1.97%, 10/20/25 (a)(b)		1,080	1,080,000
Apidos CLO XVI, Series 2013-16A, Class A1, 2.47%, 1/19/25 (a)(b)		2,965	2,973,955
Apidos CLO XVIII, Series 2014-18A, Class A1, 2.45%, 7/22/26 (a)(b)		880	880,019
Apidos CLO XX, Series 2015-20A, Class A1R, 2.35%, 1/16/27 (a)(b)		1,750	1,753,371
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.52%, 9/15/25 (a)(b)		2,220	2,225,550
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)		3,940	3,940,000
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (a)	EUR	550	576,495
Series 4X, Class F, 8.15%, 1/15/30 (a)		450	468,009

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	PLN	Polish Zloty
ADR	American Depositary Receipt	FKA	Formerly Known As	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GBP	British Pound	REIT	Real Estate Investment Trust
AKA	Also Known As	GO	General Obligation	REMIC	Real Estate Mortgage Investment Conduit
AMBAC	American Municipal Bond Assurance Corporation	HKD	Hong Kong Dollar	RUB	Russian Ruble
AUD	Australian Dollar	HUF	Hungarian Forint	S&P	Standard & Poor’s
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CBOE	Chicago Board Options Exchange	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	TRY	Turkish Lira
CHF	Swiss Franc	MXN	Mexican Peso	TWD	Taiwan New Dollar
CLO	Collateralized Loan Obligation	NOK	Norwegian Krone	UK RPI	United Kingdom Retail Price Index
CLP	Chilean Peso	NZD	New Zealand Dollar	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	OTC	Over-the-counter	WTI	West Texas Intermediate
COP	Columbian Peso	PIK	Payment-in-kind	ZAR	South African Rand
ETF	Exchange-Traded Fund

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (a)	EUR	238	$250,850
Series 2014-1X, Class F, 5.75%, 7/15/27 (a)		336	328,520
ARES CLO Ltd.:
Series 2012-2A, Class AR, 2.31%, 10/12/23 (a)(b)	USD	871	870,854
Series 2012-2A, Class CR, 3.72%, 10/12/23 (a)(b)		300	300,598
ARES IIIR/IVR CLO Ltd.,
Series 2007-3RA, Class A2, 1.24%, 4/16/21 (a)(b)		624	624,343
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.77%, 1/17/24 (a)(b)		7,230	7,229,596
Series 2012-3A, Class CR, 3.52%, 1/17/24 (a)(b)		2,110	2,116,423
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class B1R, 0.00%, 10/17/24 (a)(b)		2,150	2,150,000
Series 2013-3A, Class C1R, 0.00%, 10/17/24 (a)(b)		1,850	1,850,000
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, 3.05%, 12/05/25 (a)(b)		1,420	1,417,202
Series 2015-1A, Class B2R, 3.94%, 12/05/25 (a)(b)		500	501,250
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, 1.46%, 5/25/35 (a)		5,365	4,273,638
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30	EUR	338	363,583
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class B, 2.74%, 8/18/25 (a)(b)	USD	750	744,816
Atlas Senior Loan Fund IV Ltd., Series 2013-2A,
Class A1L, 2.54%, 2/17/26 (a)(b)		7,030	7,030,095
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.45%, 7/16/26 (a)(b)		1,630	1,633,135
Series 2014-1A, Class BR, 3.02%, 7/16/26 (a)(b)		2,370	2,368,887
Atlas Senior Loan Fund VI Ltd., Series 2014-6A,
Class CR, 3.38%, 10/15/26 (a)(b)		930	932,889
Atrium XII, Series 12A, Class C, 4.09%, 10/22/26 (a)(b)		881	885,031
Aurium CLO III DAC:
Series 3X, Class E, 0.00%, 4/15/30 (a)	EUR	100	101,346
Series 3X, Class F, 0.00%, 4/15/30 (a)		100	97,719
Avoca CLO XIII Ltd., Series 13X, Class E, 5.17%, 12/29/27 (a)		430	454,478
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (a)		490	501,924
Series 14X, Class F, 5.75%, 7/12/28 (a)		900	866,412
Series 14X, Class SUB, 0.00%, 7/12/28		1,290	1,234,841
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (a)		970	995,285
Series 15X, Class F, 6.75%, 1/15/29 (a)		585	587,677
Series 15X, Class M1, 0.00%, 1/15/29 (a)		1,100	1,082,540
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 1/15/30 (a)		546	580,650
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)	USD	899	887,815
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		1,197	1,203,553
Babson CLO Ltd.:
Series 2012-2A, Class A1R, 2.28%, 5/15/23 (a)(b)		384	384,361

Asset-Backed Securities		Par (000)	Value
Series 2013-IA, Class A, 2.13%, 4/20/25 (a)(b)	USD	4,560	$4,564,657
Ballyrock CLO Ltd., Series 2016-1A, Class A, 2.41%, 10/15/28 (a)(b)		1,935	1,959,152
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.94%, 12/10/25 (a)		2,790	2,285,091
Battalion CLO IV Ltd.:
Series 2013-4A, Class A1, 2.44%, 10/22/25 (a)(b)		4,715	4,714,972
Series 2013-4A, Class A1R, 0.00%, 10/22/25 (a)(b)		4,715	4,715,000
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.98%, 5/28/39 (a)(b)		8,067	5,812,392
Series 2005-E, Class A1, 1.78%, 12/28/40 (a)(b)		1,734	1,448,578
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (b)(c)		429	431,318
BCMSC Trust:
Series 1999-A, Class M1, 6.79%, 3/15/29 (a)		656	556,499
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		1,675	743,836
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		1,555	713,407
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		2,662	1,292,865
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 1.15%, 9/25/36 (a)		4,832	4,839,122
Series 2006-HE9, Class 2A, 1.12%, 11/25/36 (a)		4,427	3,842,262
Series 2007-AQ2, Class A2, 1.15%, 1/25/37 (a)		1,630	1,568,741
Series 2007-FS1, Class 1A3, 1.15%, 5/25/35 (a)		1,229	1,068,905
Series 2007-HE1, Class 21A2, 1.14%, 1/25/37 (a)		1,009	939,308
Series 2007-HE2, Class 22A, 1.12%, 3/25/37 (a)		1,283	1,036,700
Series 2007-HE2, Class 23A, 1.12%, 3/25/37 (a)		2,571	2,018,620
Series 2007-HE3, Class 1A4, 1.33%, 4/25/37 (a)		6,568	4,128,446
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, 2.18%, 1/25/36 (a)		648	619,960
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class M1, 2.18%, 12/25/36 (a)(b)		1,200	1,147,691
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1, 2.22%, 7/15/24 (a)(b)		2,090	2,090,386
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)		4,020	4,047,613
Benefit Street Partners CLO Ltd.,
Series 2012-IA, Class A2R, 3.27%, 10/15/25 (a)(b)		7,450	7,497,124
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A2, 3.28%, 1/20/28 (a)(b)		3,990	4,042,032
Betony CLO Ltd., Series 2015-1A, Class CR, 3.87%, 4/15/27 (a)(b)		1,230	1,235,184
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.49%, 7/15/18 (a)(b)		680	679,308

See Notes to Consolidated Financial Statements.

30	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.58%, 7/20/23 (a)(b)	USD	580	$581,957
Series 2012-1A, Class C, 4.28%, 7/20/23 (a)(b)		350	350,492
Series 2013-2A, Class A, 2.24%, 1/22/25 (a)(b)		850	850,779
Series 2013-3A, Class A, 2.44%, 10/29/25 (a)(b)		2,480	2,486,185
Series 2013-4A, Class A, 2.52%, 4/15/25 (a)(b)		7,590	7,590,307
Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)		7,590	7,590,000
Series 2014-1A, Class A1R, 2.28%, 4/30/26 (a)(b)		2,400	2,408,734
Series 2014-2A, Class A, 2.49%, 7/20/26 (a)(b)		670	671,780
Series 2014-4A, Class A1R, 2.40%, 11/30/26 (a)(b)		3,020	3,020,302
Series 2015-3A, Class A1, 2.51%, 10/20/27 (a)(b)		2,000	2,006,156
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (a)	EUR	1,200	1,257,517
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (a)		1,000	1,058,348
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (a)		600	631,990
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)	USD	1,159	1,151,780
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 3.13%, 7/20/23 (a)(b)		2,880	2,891,372
Series 2012-4A, Class AR, 2.48%, 1/20/29 (a)(b)		6,630	6,664,179
Series 2013-3A, Class B, 3.67%, 7/15/25 (a)(b)		730	732,287
Series 2013-4A, Class A1, 2.49%, 10/15/25 (a)(b)		1,630	1,634,041
Series 2014-1A, Class CR, 3.77%, 4/17/25 (a)(b)		1,740	1,747,584
Series 2014-3A, Class BR, 3.30%, 2/24/29		750	750,000
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class D, 5.50%, 9/21/29 (a)	EUR	400	420,182
Series 2015-2X, Class E, 6.50%, 9/21/29 (a)		370	371,813
Series 2015-3X, Class D, 5.55%, 1/15/29 (a)		1,200	1,262,221
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 1.10%, 10/25/36 (a)	USD	1,192	781,462
Series 2006-FRE2, Class A3, 1.14%, 10/25/36 (a)		3,966	2,613,456
Series 2006-FRE2, Class A5, 1.06%, 10/25/36 (a)		1,006	656,628
Series 2006-NC2, Class A3, 1.13%, 6/25/36 (a)		5,716	5,424,885
Series 2006-NC3, Class A4, 1.22%, 8/25/36 (a)		2,003	1,223,415
Series 2006-NC4, Class A3, 0.94%, 10/25/36 (a)		1,180	860,615
Series 2006-NC5, Class A3, 0.93%, 1/25/37 (a)		7,250	4,878,291
Series 2006-NC5, Class A5, 1.04%, 1/25/37 (a)		463	374,880
Series 2007-HE1, Class A2, 1.13%, 6/25/37 (a)		1,178	1,099,906

Asset-Backed Securities		Par (000)	Value
Series 2007-RFC1, Class A4, 1.20%, 12/25/36 (a)	USD	1,440	$946,019
Catamaran CLO Ltd., Series 2012-1A, Class BR, 2.87%, 12/20/23 (a)(b)		2,830	2,826,837
C-BASS Trust:
Series 2006-CB7, Class A4, 1.14%, 10/25/36 (a)		785	540,522
Series 2006-CB9, Class A2, 1.09%, 11/25/36 (a)		1,302	752,293
Series 2006-CB9, Class A4, 1.21%, 11/25/36 (a)		219	129,194
Series 2007-CB1, Class AF2, 3.85%, 1/25/37 (c)		6,440	2,790,284
Series 2007-CB5, Class A2, 1.15%, 4/25/37 (a)		1,208	902,760
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.54%, 10/23/26 (a)(b)		1,200	1,199,949
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.63%, 7/17/28 (a)(b)		1,880	1,892,486
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		374	373,867
CIFC Funding Ltd.:
Series 2012-2A, Class A1R, 2.46%, 12/05/24 (a)(b)		3,754	3,755,168
Series 2012-3A, Class A3R, 3.74%, 1/29/25 (a)(b)		1,340	1,343,290
Series 2013-1A, Class A2, 2.92%, 4/16/25 (a)(b)		4,440	4,444,626
Series 2013-4A, Class B1R, 0.00%, 11/27/24 (a)(b)		4,270	4,270,000
Series 2014-1A, Class A, 2.52%, 4/18/25 (a)(b)		1,720	1,723,962
Series 2014-2A, Class A1LR, 2.23%, 5/24/26 (a)(b)		8,484	8,484,000
Series 2014-3A, Class B1, 2.88%, 7/22/26 (a)(b)		710	711,870
Series 2014-3A, Class C1, 3.84%, 7/22/26 (a)(b)		1,120	1,124,871
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		6,270	6,291,514
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		15,535	15,586,865
Series 2014-5A, Class CR, 3.72%, 1/17/27 (a)(b)		710	713,342
Series 2015-1A, Class A1R, 2.09%,
1/22/27 (a)(b)		1,520	1,521,976
Series 2015-3A, Class A, 2.44%,
10/19/27 (a)(b)		3,160	3,160,062
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 1.03%, 8/25/36 (a)		3,550	2,809,503
Colony American Homes, Series 2015-1A,
Class A, 1.97%, 7/17/32 (a)(b)		8,396	8,420,199
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
9/01/29		1,665	968,997
Series 2000-4, Class A5, 7.97%,
3/01/25		5,592	3,053,072
Series 2000-4, Class A6, 8.31%,
5/01/32 (a)		1,404	797,973
Series 2000-5, Class A6, 7.96%,
5/01/31		2,467	1,735,975
Series 2000-5, Class A7, 8.20%,
5/01/31		4,501	3,247,187
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%,
3/15/28 (a)		2,197	2,175,310

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 1997-6, Class M1, 7.21%,
1/15/29 (a)	USD	470	$461,185
Series 1998-4, Class M1, 6.83%,
4/01/30 (a)		364	311,545
Series 1998-8, Class A1, 6.28%,
9/01/30		1,453	1,525,673
Series 1998-8, Class M1, 6.98%,
9/01/30 (a)		2,922	2,391,338
Series 1999-5, Class A5, 7.86%,
3/01/30 (a)		1,730	1,402,307
Series 1999-5, Class A6, 7.50%,
3/01/30 (a)		1,266	994,373
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.40%,
9/25/33 (a)		672	633,920
Series 2004-5, Class A, 1.68%,
10/25/34 (a)		752	723,195
Series 2006-17, Class 2A2, 1.13%,
3/25/47 (a)		400	373,407
Series 2006-8, Class 2A3, 0.94%,
1/25/46 (a)		1,099	1,043,781
Series 2006-S10, Class A3, 1.10%,
10/25/36 (a)		10,716	9,327,904
Series 2006-S3, Class A4, 6.41%,
1/25/29 (c)		883	879,005
Series 2006-SPS1, Class A, 1.00%,
12/25/25 (a)		324	343,907
Series 2007-S3, Class A3, 1.16%,
5/25/37 (a)		3,554	2,921,399
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%, 9/25/31 (a)		1,750	1,903,822
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%,
12/25/36 (c)		619	450,542
Series 2006-MH1, Class B1, 6.25%,
10/25/36 (b)(c)		852	884,632
Series 2006-SL1, Class A2, 5.56%,
9/25/36 (b)(c)		3,459	818,854
Series 2007-CB6, Class A4, 1.32%,
7/25/37 (a)(b)		854	548,059
Series 2007-RP1, Class A, 1.29%,
5/25/46 (a)(b)		778	637,692
CVC Cordatus Loan Fund VII DAC, Series 7X,
Class E, 7.00%, 8/15/29 (a)	EUR	560	606,652
CVC Cordatus Loan Fund VIII DAC:
Series 8X, Class E, 5.70%, 4/23/30 (a)		300	313,640
Series 8X, Class F, 7.65%, 4/23/20 (a)		200	199,492
CWABS Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1.14%, 9/25/46 (a)	USD	404	378,581
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, 1.18%, 3/15/34 (a)		1,641	1,319,753
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		993	1,027,785
Series 2006-S5, Class A5, 6.16%, 6/25/35		712	711,979
Series 2007-S1, Class A3, 5.81%, 11/25/36 (a)		1,849	1,834,872
CWHEQ Revolving Home Equity Loan
Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.21%, 12/15/33 (a)(b)		1,504	1,300,880
Series 2006-RES, Class 5B1B, 1.10%, 5/15/35 (a)(b)		533	446,097
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-B, Class 2A, 1.09%,
5/15/35 (a)		1,320	1,146,260

Asset-Backed Securities		Par (000)	Value
DCP Rights LLC, Series 2014-1A, Class A,
5.46%, 10/25/44 (b)	USD	7,971	$7,986,179
Dryden 34 Senior Loan Fund, Series 2014-34A,
Class AR, 0.00%, 10/15/26 (a)(b)		1,250	1,250,000
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class A, 2.52%, 1/15/28 (a)(b)		2,250	2,258,900
Dryden 46 Euro CLO BV, Series 2016-46X,
Class E, 5.75%, 1/15/30 (a)	EUR	364	381,257
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class AR, 2.22%,
1/15/25 (a)(b)	USD	9,270	9,271,921
Series 2012-25A, Class CR, 3.52%,
1/15/25 (a)(b)		670	671,828
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1L, 2.14%, 8/15/25 (a)(b)		2,090	2,093,362
ECP CLO Ltd., Series 2012-4A, Class A1,
2.50%, 6/19/24 (a)(b)		1,553	1,553,586
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%,
7/30/28 (a)	EUR	270	286,447
Series 2015-4X, Class E, 4.50%,
7/30/28 (a)		165	166,336
Series 2015-4X, Class F, 6.25%,
7/30/28 (a)		380	369,090
Euro-Galaxy V CLO BV, Series 2016-5X, Class E,
6.30%, 11/10/30 (a)		400	429,372
Fannie Mae REMIC Trust, Series 2003-W5,
Class A, 1.20%, 4/25/33 (a)	USD	3	2,986
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, 2.21%,
12/24/23 (a)(b)		821	821,120
Series 2012-1A, Class A2R, 2.86%,
12/24/23 (a)(b)		880	871,329
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A3, 1.14%,
4/25/36 (a)		1,393	1,265,095
Flatiron CLO Ltd., Series 2011-1A, Class A,
2.57%, 1/15/23 (a)(b)		602	602,089
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 2.11%,
4/20/23 (a)(b)		1,789	1,789,014
Series 2012-7A, Class A2R, 2.83%,
4/20/23 (a)(b)		3,500	3,496,144
Series 2012-7A, Class BR, 3.53%,
4/20/23 (a)(b)		2,870	2,874,167
Galaxy XV CLO Ltd., Series 2013-15A, Class A,
2.27%, 4/15/25 (a)(b)		1,350	1,350,411
Galaxy XVI CLO Ltd., Series 2013-16A,
Class CR, 3.40%, 11/16/25 (a)(b)		1,000	999,500
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
1.23%, 12/25/35 (a)		733	699,945
GMACM Home Equity Loan Trust,
Series 2006-HE4, Class A2, 1.16%,
12/25/36 (a)		194	181,392
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%,
12/15/29 (a)		870	940,748
Series 1999-5, Class M2, 9.23%,
12/15/29 (a)		1,352	1,148,469
Greystone Commercial Real Estate Notes Ltd.,
Series 2017-FL1A, Class A, 2.49%,
3/15/27 (a)(b)		1,010	1,009,434
GSAA Home Equity Trust, Series 2006-5,
Class 2A1, 0.85%, 3/25/36 (a)		20	11,851
GSAA Trust, Series 2007-2, Class AF3, 5.92%,
3/25/37 (a)		592	260,096
GSAMP Trust:
Series 2006-FM2, Class A2B, 1.10%,
9/25/36 (a)		3,018	1,384,491

See Notes to Consolidated Financial Statements.

32	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2007-H1, Class A1B, 1.18%,
1/25/47 (a)	USD	1,202	$787,378
GT Loan Financing I Ltd., Series 2013-1A,
Class A, 2.31%, 10/28/24 (a)(b)		5,105	5,115,927
Harvest CLO, Series 11X, Class E, 5.34%,
3/26/29 (a)	EUR	170	178,756
Harvest CLO XVI DAC, Series 16X, Class E,
6.40%, 10/15/29 (a)		480	510,022
Highbridge Loan Management Ltd.,
Series 6A-2015, Class A, 2.48%, 5/05/27 (a)(b)	USD	6,750	6,761,573
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 2.80%, 7/25/34 (a)		802	757,407
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 7/25/36 (c)		3,145	1,354,162
Home Loan Mortgage Loan Trust, Series 2005-1,
Class A3, 1.27%, 4/15/36 (a)		1,681	1,532,739
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.77%,
6/17/31 (a)(b)		988	988,084
Series 2014-SFR2, Class A, 1.87%,
9/17/31 (a)(b)		2,958	2,960,984
Series 2014-SFR2, Class C, 2.97%,
9/17/31 (a)(b)		1,650	1,651,623
Series 2014-SFR2, Class E, 4.35%,
9/17/31 (a)(b)		1,460	1,462,814
Series 2014-SFR3, Class A, 1.97%,
12/17/31 (a)(b)		1,745	1,745,535
Series 2014-SFR3, Class D, 3.94%,
12/17/31 (a)(b)		1,170	1,169,997
Series 2015-SFR3, Class A, 2.07%,
8/17/32 (a)(b)		9,317	9,380,558
Series 2015-SFR3, Class E, 4.69%,
8/17/17 (a)(b)		1,582	1,605,164
Irwin Home Equity Loan Trust, Series 2006-2,
Class 2A2, 6.24%, 2/25/36 (b)(c)		523	532,902
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 1.25%,
5/25/36 (a)		1,170	965,107
Series 2006-WF1, Class A3A, 5.83%,
7/25/36 (c)		852	488,813
Series 2006-WF1, Class A5, 6.41%,
7/25/36 (c)		1,161	665,960
Series 2006-WF1, Class A6, 6.00%,
7/25/36 (c)		853	489,559
Jubilee CDO BV, Series VIII-X, Class Sub, 4.81%, 1/15/24 (a)	EUR	880	600,132
KKR Financial CLO Ltd., Series 2013-1A,
Class A1, 2.17%, 7/15/25 (a)(b)	USD	4,515	4,514,970
LCM XIV LP, Series 14A, Class A, 2.17%, 7/15/25 (a)(b)		320	320,226
LCM XV LP, Series 15A, Class C, 4.15%, 8/25/24 (a)(b)		1,070	1,074,135
LCM XVIII LP:
Series 18A, Class B1, 3.33%,
4/20/27 (a)(b)		2,400	2,399,800
Series 18A, Class C1, 4.18%,
4/20/27 (a)(b)		500	501,990
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%,
4/15/40 (a)		4,790	5,140,473
Series 2001-B, Class M2, 7.17%,
4/15/40 (a)		741	509,539
Series 2002-A, Class C, 0.00%,
6/15/33 (a)		478	354,666
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, 1.07%,
6/25/37 (a)(b)		586	367,574

Asset-Backed Securities		Par (000)	Value
Lime Street CLO Ltd., Series 2007-1A, Class B,
1.55%, 6/20/21 (a)(b)	USD	900	$896,413
Litigation Fee Residual Funding LLC,
Series 2015-1, Class A, 4.00%, 10/01/27 (b)		5,660	5,555,347
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 1.20%,
2/25/36 (a)		4,303	3,876,909
Series 2006-2, Class 2A3, 1.17%,
3/25/46 (a)		9,068	4,227,866
Series 2006-2, Class 2A4, 1.27%,
3/25/46 (a)		2,073	983,068
Series 2006-3, Class 2A3, 1.16%,
5/25/46 (a)		6,113	2,649,453
Series 2006-3, Class 2A4, 1.25%,
5/25/46 (a)		1,202	530,480
Series 2006-4, Class 2A4, 1.24%,
5/25/36 (a)		2,229	1,109,648
Series 2006-9, Class 2A3, 1.14%,
10/25/36 (a)		4,187	1,814,760
Series 2006-9, Class 2A4, 1.21%,
10/25/36 (a)		1,872	818,456
Series 2006-10, Class 2A3, 1.14%,
11/25/36 (a)		4,333	1,996,394
Series 2006-10, Class 2A4, 1.20%,
11/25/36 (a)		2,575	1,196,457
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
4.23%, 3/25/32 (a)		1,510	1,523,543
Madison Park Funding Ltd.:
Series 2012-9A, Class AR, 2.33%,
8/15/22 (a)(b)		1,638	1,638,191
Series 2012-9A, Class B1R, 2.91%,
8/15/22 (a)(b)		3,000	2,995,522
Series 2012-9A, Class C1R, 3.89%,
8/15/22 (a)(b)		580	581,032
Madison Park Funding XI Ltd., Series 2013-11A,
Class A1B, 2.49%, 10/23/25 (a)(b)		1,518	1,524,286
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.24%,
6/25/36 (a)(b)		2,059	1,379,841
Series 2007-HE1, Class A4, 1.26%,
5/25/37 (a)		1,318	800,891
MASTR Specialized Loan Trust, Series 2006-3,
Class A, 1.24%, 6/25/46 (a)(b)		739	649,097
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, 1.24%,
8/25/37 (a)		605	184,796
Series 2006-RM3, Class A2B, 1.07%,
6/25/37 (a)		1,026	319,325
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE1, Class A2MZ, 1.38%, 12/25/34 (a)		820	761,350
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A2, 1.09%, 11/25/36 (a)		1,280	612,335
Mountain Hawk I CLO Ltd., Series 2013-1A,
Class B1, 3.21%, 1/20/24 (a)(b)		3,020	3,014,505
MP CLO IV Ltd., Series 2013-2A, Class A2BR,
3.24%, 10/25/25 (a)(b)		750	756,934
MP CLO VIII Ltd., Series 2015-2A, Class B,
3.29%, 10/28/27 (a)(b)		3,250	3,252,666
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1.16%, 6/25/37 (a)		450	426,610
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 8/15/44 (b)		6,000	5,525,634

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2014-CTA, Class B, 2.52%,
10/17/44 (a)(b)	USD	8,550	$8,169,141
Series 2016-AA, Class A2B, 2.92%,
12/15/45 (a)(b)		4,260	4,429,154
Series 2016-AA, Class B, 3.50%,
12/16/58 (a)(b)		2,040	1,832,942
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.34%,
1/23/24 (a)(b)		9,375	9,372,976
Series 2012-13A, Class C, 3.89%,
1/23/24 (a)(b)		1,500	1,502,760
Neuberger Berman CLO XVI Ltd.,
Series 2014-16A, Class B2R, 3.05%,
4/15/26 (a)(b)		1,875	1,874,905
NextGear Floorplan Master Owner Trust,
Series 2015-1A, Class B, 2.66%,
7/15/19 (a)(b)		1,150	1,150,342
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2006-S5, Class A1, 1.38%,
10/25/36 (a)(b)		497	452,988
North Westerly CLO BV, Series IV-X, Class A-1,
1.22%, 1/15/26 (a)	EUR	2,500	2,683,761
Northwoods Capital IX Ltd., Series 2012-9A,
Class A, 2.44%, 1/18/24 (a)(b)	USD	4,550	4,550,292
Oak Hill Credit Partners IX Ltd., Series 2013-9A,
Class DR, 1.40%, 10/20/25 (a)(b)		540	540,000
Oak Hill European Credit Partners IV Designated
Activity Co.:
Series 2015-4X, Class E, 5.06%,
1/20/30 (a)	EUR	1,540	1,604,584
Series 2015-4X, Class F, 6.65%,
1/20/30 (a)		670	662,623
Oaktree EIF II Ltd., Series 2014-A2, Class B,
3.34%, 11/15/25 (a)(b)	USD	1,640	1,634,183
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%,
1/15/19 (a)		978	770,215
Series 2001-D, Class A4, 6.93%,
9/15/31 (a)		622	555,673
OCP CLO Ltd.:
Series 2013-3A, Class B, 3.77%,
1/17/25 (a)(b)		1,000	1,003,487
Series 2014-5A, Class A1, 2.03%,
4/26/26 (a)(b)		330	329,406
Series 2015-8A, Class A1, 2.55%,
4/17/27 (a)(b)		5,530	5,529,886
Series 2016-12A, Class A1, 2.46%,
10/18/28 (a)(b)		1,350	1,359,555
Octagon Investment Partners XIX Ltd.,
Series 2014-1A, Class AR, 2.07%,
4/15/26 (a)(b)		1,500	1,500,000
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A, 2.14%,
7/17/25 (a)(b)		5,195	5,198,440
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class A2R, 2.72%,
10/25/25 (a)(b)		7,240	7,243,620
OFSI Fund VI Ltd., Series 2014-6A, Class A2,
2.92%, 3/20/25 (a)(b)		2,909	2,901,355
OHA Credit Partners IX Ltd., Series 2013-9A,
Class A1, 2.43%, 10/20/25 (a)(b)		540	540,055
OHA Credit Partners VIII Ltd., Series 2013-8A,
Class A, 2.15%, 4/20/25 (a)(b)		4,130	4,133,496
OHA Loan Funding Ltd., Series 2013-2A,
Class A, 2.32%, 8/23/24 (a)(b)		5,315	5,312,069
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%,
6/18/24 (b)		876	875,685

Asset-Backed Securities		Par (000)	Value
Series 2014-1A, Class B, 3.24%,
6/18/24 (b)	USD	2,820	$2,825,136
Series 2014-2A, Class B, 3.02%,
9/18/24 (b)		2,805	2,800,016
Series 2014-2A, Class D, 5.31%,
9/18/24 (b)		1,885	1,900,670
Series 2015-1A, Class C, 5.12%,
3/18/26 (b)		1,536	1,551,849
Series 2015-2A, Class C, 4.32%,
7/18/25 (b)		4,830	4,821,880
Series 2016-2A, Class A, 4.10%,
3/20/28 (b)		3,248	3,326,210
Option One Mortgage Acceptance Corp.
Asset-Backed Certificates, Series 2003-4,
Class A2, 1.42%, 7/25/33 (a)		1,087	1,014,197
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 2A3, 1.19%,
3/25/37 (a)		2,360	1,509,563
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1, 7.82%,
3/15/32 (a)		1,593	1,576,607
OZLM Funding II Ltd., Series 2012-2A,
Class A1R, 2.48%, 10/30/27 (a)(b)		19,348	19,351,902
OZLM Funding IV Ltd., Series 2013-4A,
Class A1, 2.19%, 7/22/25 (a)(b)		9,995	10,001,582
OZLM Funding V Ltd., Series 2013-5A, Class BR,
3.49%, 1/17/26 (a)(b)		3,720	3,720,000
OZLM IX Ltd., Series 2014-9A, Class CR, 4.38%,
1/20/27 (a)(b)		4,360	4,364,609
OZLM VI Ltd., Series 2014-6A, Class BR, 3.60%,
4/17/26 (a)(b)		2,360	2,370,459
OZLM VII Ltd.:
Series 2014-7A, Class A1A, 2.44%,
7/17/26 (a)(b)		4,740	4,740,030
Series 2014-7A, Class A1B, 2.51%,
7/17/26 (a)(b)		250	249,999
Series 2014-7A, Class A1BR, 0.00%,
7/17/26 (a)(b)		250	250,000
Series 2014-7A, Class A2A, 3.07%,
7/17/26 (a)(b)		2,450	2,450,074
Series 2014-7A, Class B1R, 0.00%,
7/17/26 (a)(b)		1,400	1,400,000
OZLM XI Ltd., Series 2015-11A, Class A1A,
2.59%, 1/30/27 (a)(b)		9,258	9,300,234
OZLM XII Ltd., Series 2015-12A, Class A1,
2.49%, 4/30/27 (a)(b)		570	572,450
OZLM XV Ltd.:
Series 2016-15A, Class A1, 2.41%,
1/20/29 (a)(b)		4,740	4,762,320
Series 2016-15A, Class A2A, 3.02%,
1/20/29 (a)(b)		1,940	1,933,434
OZLME BV, Series 1X, Class E, 6.45%,
1/18/30 (a)	EUR	475	507,998
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1AR, 0.00%,
10/17/27 (a)(b)	USD	2,280	2,280,000
Series 2013-2A, Class B, 4.07%,
10/17/25 (a)(b)		890	890,035
Series 2013-2A, Class BR, 0.00%,
10/17/27 (a)(b)		890	890,000
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 3.14%,
6/21/24 (a)(b)		3,800	3,805,451
Series 2016-2A, Class B, 4.19%,
6/21/24 (a)(b)		3,970	3,995,233

See Notes to Consolidated Financial Statements.

34	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Preston Ridge Partners Mortgage LLC,
Series 2017-1A, Class A1, 4.25%,
1/25/22 (b)(c)	USD	849	$849,048
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%,
11/27/30 (b)(c)		2,188	2,194,508
Series 2016-NPL3, Class A1, 4.38%,
5/27/31 (b)(c)		5,811	5,846,729
Series 2016-NPL6, Class A1, 3.50%,
10/27/31 (b)(c)		3,945	3,955,512
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%,
6/12/32 (b)		1,731	1,722,955
Series 2015-SFR3, Class F, 6.64%,
11/12/32 (b)		500	517,879
Series 2016-SFR1, Class A, 2.27%,
9/17/33 (a)(b)		4,334	4,389,801
Series 2016-SFR1, Class E, 4.79%,
9/17/33 (a)(b)		2,940	3,005,298
Series 2016-SFR2, Class E, 4.49%,
1/17/34 (a)(b)		1,590	1,613,991
Race Point IX CLO Ltd., Series 2015-9A,
Class A1, 2.53%, 4/15/27 (a)(b)		1,780	1,783,043
Race Point VII CLO Ltd., Series 2012-7A,
Class CR, 3.69%, 11/08/24 (a)(b)		3,180	3,187,319
Race Point X CLO Ltd., Series 2016-10A,
Class A, 2.64%, 7/25/28 (a)(b)		5,550	5,576,926
RASC Trust, Series 2003-KS5, Class AIIB,
1.36%, 7/25/33 (a)		398	360,130
RCO Mortgage LLC, Series 2015-NQM1, Class A,
4.48%, 11/25/45 (a)(b)		896	895,411
SACO I Trust, Series 2006-9, Class A1, 1.28%,
8/25/36 (a)		904	1,373,534
Shackleton II CLO Ltd.:
Series 2012-2A, Class B1R, 2.88%,
10/20/23 (a)(b)		1,910	1,903,158
Series 2012-2A, Class CR, 3.68%,
10/20/23 (a)(b)		750	751,564
Sheridan Square CLO Ltd., Series 2013-1A,
Class A2, 2.19%, 4/15/25 (a)(b)		6,210	6,214,478
Silvermore CLO Ltd., Series 2014-1A, Class A1,
2.49%, 5/15/26 (a)(b)		3,667	3,670,472
SLC Private Student Loan Trust, Series 2006-A,
Class C, 1.47%, 7/15/36 (a)		2,010	1,808,670
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, 1.36%,
6/15/33 (a)		3,643	3,527,806
Series 2004-B, Class A3, 1.29%,
3/15/24 (a)		18,312	17,870,910
Series 2006-B, Class A4, 1.14%,
3/15/24 (a)		8	7,689
Series 2006-B, Class A5, 1.40%,
12/15/39 (a)		830	786,825
Series 2006-C, Class A4, 1.13%,
3/15/23 (a)		136	136,148
Series 2007-A, Class A2, 1.25%,
9/15/25 (a)		372	371,233
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%,
3/15/47 (b)		620	597,732
Series 2013-B, Class B, 3.00%,
5/16/44 (b)		2,095	2,089,099
Series 2013-C, Class A2B, 2.17%,
10/15/31 (a)(b)		478	484,125
SMB Private Education Loan Trust,
Series 2015-B, Class B, 3.50%,
12/17/40 (b)		3,830	3,789,949
Sorrento Park CLO Ltd., Series 1X, Class E,
5.92%, 11/16/27 (a)	EUR	340	333,138

Asset-Backed Securities		Par (000)	Value
Sound Point CLO I Ltd., Series 2012-1A,
Class B, 3.73%, 10/20/23 (a)(b)	USD	500	$501,007
Sound Point CLO II Ltd., Series 2013-1A,
Class A1L, 2.23%, 4/26/25 (a)(b)		500	500,397
Sound Point CLO IV Ltd., Series 2013-3A,
Class A, 2.41%, 1/21/26 (a)(b)		2,385	2,387,874
Sound Point CLO V Ltd., Series 2014-1A,
Class CR, 3.42%, 4/18/26 (a)(b)		937	939,343
Sound Point CLO VI Ltd., Series 2014-2A,
Class A1, 2.39%, 10/20/26 (a)(b)		3,560	3,564,367
Sound Point CLO VII Ltd., Series 2014-3A,
Class AR, 2.32%, 1/23/27 (a)(b)		6,225	6,240,563
Sound Point CLO XI Ltd., Series 2016-1A,
Class A, 2.68%, 7/20/28 (a)(b)		5,730	5,773,996
Sound Point CLO XII Ltd., Series 2016-2A,
Class A, 2.69%, 10/20/28 (a)(b)		3,010	3,027,458
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, 2.41%,
1/23/29 (a)(b)		7,330	7,371,494
Series 2016-3A, Class C, 3.53%,
1/23/29 (a)(b)		1,000	1,007,396
Sound Point CLO XV Ltd., Series 2017-1A,
Class A, 2.43%, 1/23/29 (a)(b)		1,240	1,242,480
Soundview Home Loan Trust,
Series 2004-WMC1, Class M2, 1.78%,
1/25/35 (a)		195	184,914
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 3.05%,
4/25/29 (b)		12,811	12,889,968
Springleaf Funding Trust, Series 2015-AA,
Class B, 3.62%, 11/15/24 (b)		3,952	3,947,401
St. Paul’s CLO VI DAC, Series 6X, Class D,
6.50%, 7/22/29 (a)	EUR	680	728,038
Stanwich Mortgage Loan Co. LLC,
Series 2016-NPL2, Class NOTE, 3.72%,
8/16/46 (b)(c)	USD	4,243	4,221,350
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31 (b)		549	533,680
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-23XS,
Class 2A1, 1.08%, 1/25/35 (a)		943	875,647
Sunset Mortgage Loan Co. LLC,
Series 2014-NPL2, Class A, 3.72%,
11/16/44 (b)(c)		468	468,247
SWAY Residential Trust, Series 2014-1, Class A,
2.07%, 1/17/32 (a)(b)		9,696	9,716,690
Symphony CLO VIII LP, Series 2012-8A,
Class CR, 4.06%, 1/09/23 (a)(b)		750	751,005
Symphony CLO XI Ltd., Series 2013-11A,
Class B1, 3.22%, 1/17/25 (a)(b)		890	900,646
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 2.32%,
10/15/25 (a)(b)		3,000	3,000,084
Series 2013-12A, Class C, 3.77%,
10/15/25 (a)(b)		3,655	3,655,160
THL Credit Wind River CLO Ltd., Series 2014-2A,
Class A2, 2.47%, 7/15/26 (a)(b)		5,080	5,087,607
TIAA CLO II Ltd., Series 2017-1A, Class A,
0.00%, 4/20/29 (a)(b)		2,340	2,340,000
TICP CLO I Ltd., Series 2015-1A, Class A,
2.53%, 7/20/27 (a)(b)		1,000	999,695
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.57%,
1/20/27 (a)(b)		4,474	4,474,062
Series 2014-3A, Class AR, 2.57%,
1/20/27 (a)(b)		4,474	4,474,000
Series 2014-3A, Class B1, 3.38%,
1/20/27 (a)(b)		374	373,996

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Tikehau CLO BV, Series 2015-1X, Class E,
4.60%, 8/04/28 (a)	EUR	300	$309,184
Tricon American Homes Trust,
Series 2015-SFR1, Class A, 2.02%,
5/17/32 (a)(b)	USD	1,085	1,082,956
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%,
7/27/36 (b)(c)		1,356	1,344,827
Series 2016-2II, Class A, 3.47%,
8/27/36 (b)(c)		6,566	6,525,433
Series 2016-3II, Class A, 3.60%,
10/27/36 (b)(c)		2,311	2,299,658
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%,
7/27/36 (b)(c)		7,650	7,611,418
Series 2016-2III, Class A, 3.47%,
8/27/36 (b)(c)		17,217	17,110,158
Series 2016-3III, Class A, 3.60%,
10/27/36 (b)(c)		10,926	10,866,705
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%,
7/27/36 (b)(c)		13,226	13,261,089
Series 2016-2IV, Class A, 3.47%,
8/27/36 (b)(c)		10,845	10,777,911
Series 2016-3IV, Class A, 3.60%,
10/27/36 (b)(c)		5,504	5,530,253
Venture X CLO Ltd., Series 2012-10A, Class BR,
2.86%, 7/20/22 (a)(b)		3,830	3,835,789
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, 2.11%,
1/15/27 (a)(b)		1,020	1,021,275
Series 2014-19A, Class BR, 3.02%,
1/15/27 (a)(b)		1,800	1,804,500
Venture XVI CLO Ltd., Series 2014-16A,
Class A2L, 3.02%, 4/15/26 (a)(b)		1,050	1,049,969
Venture XVII CLO Ltd., Series 2014-17A,
Class B1, 3.12%, 7/15/26 (a)(b)		1,220	1,222,751
Venture XVIII CLO Ltd., Series 2014-18A,
Class A, 2.47%, 10/15/26 (a)(b)		9,820	9,819,969
Venture XXI CLO Ltd., Series 2015-21A, Class A,
2.51%, 7/15/27 (a)(b)		2,630	2,636,623
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.51%,
4/20/26 (a)(b)		1,390	1,390,585
Series 2015-3A, Class A2R, 3.08%,
4/20/26 (a)(b)		710	709,397
Vibrant CLO V Ltd., Series 2016-5A, Class A,
2.55%, 1/20/29 (a)(b)		2,480	2,490,800
VOLT XLVI LLC, Series 2016-NPL6, Class A1,
3.84%, 6/25/46 (b)(c)		10,478	10,497,628
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.97%,
10/15/22 (a)(b)		2,470	2,468,352
Series 2012-3A, Class AR, 2.34%,
10/15/22 (a)(b)		1,660	1,660,712
Series 2013-3A, Class A1, 2.47%,
1/18/26 (a)(b)		7,925	7,925,438
Series 2013-3A, Class A1R, 0.00%,
1/18/26 (a)(b)		7,925	7,925,000
Series 2013-3A, Class A2, 2.82%,
1/18/26 (a)(b)		3,145	3,144,993
Series 2013-3A, Class A2R, 2.66%,
1/18/26 (a)(b)		3,145	3,145,000
Series 2014-4A, Class A1, 2.52%,
10/14/26 (a)(b)		4,740	4,741,431
Voya Investment Management CLO Ltd.,
Series 2013-2A, Class A1, 2.19%,
4/25/25 (a)(b)		1,815	1,817,485
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, 1.11%,
7/25/37 (a)(b)		2,681	2,398,304

Asset-Backed Securities		Par (000)	Value
Washington Mutual Asset-Backed Certificates,
Series 2006-HE4, Class 2A2, 1.16%,
9/25/36 (a)	USD	6,015	$2,837,079
Washington Mutual Asset-Backed Certificates
Trust:
Series 2006-HE5, Class 1A, 1.14%, 10/25/36 (a)		2,545	1,943,096
Series 2007-HE2, Class 2A2, 1.20%, 2/25/37 (a)		5,996	2,473,860
Wellfleet CLO Ltd., Series 2017-1A, Class A1,
0.00%, 4/20/29 (a)(b)		2,160	2,160,000
World Financial Network Credit Card Master
Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,057,167
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,146,193
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,610,243
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,764,030
WVUE, Series 2015-1A, Class A, 4.50%,
9/25/20 (b)(c)		1,306	1,326,311
Ziggurat CLO I Ltd., Series 2014-1A, Class A1,
2.60%, 10/17/26 (a)(b)		12,445	12,475,236
Total Asset-Backed Securities — 11.1%			1,095,726,675

Common Stocks		Shares
Airlines — 0.1%
Delta Air Lines, Inc.		76,788	3,529,176
United Continental Holdings, Inc. (d)		18,818	1,329,304

			4,858,480
Banks — 0.2%
Bank of America Corp.		274,531	6,476,186
Citigroup, Inc.		104,453	6,248,378
JPMorgan Chase & Co.		68,489	6,016,074
Wells Fargo & Co.		64,383	3,583,558

			22,324,196
Capital Markets — 0.0%
Goldman Sachs Group, Inc.		11,890	2,731,371
Morgan Stanley		47,182	2,021,277

			4,752,648
Diversified Financial Services — 0.0%
Concrete Investment I SCA (d)(e)		11,296	1,259,289
Concrete Investment I SCA (d)(e)		11,296	—
Concrete Investment II SCA (d)(e)		12,471	—

			1,259,289
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (d)		786,112	707,649
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (d)		311,000	6,220
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc.		30,145	4,944,081
Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp. (d)		92,678	2,039,843
Metals & Mining — 0.0%
Northern Graphite Corp. (d)		99,612	23,595
Multiline Retail — 0.0%
Dollar General Corp.		25,184	1,756,080

See Notes to Consolidated Financial Statements.

36	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc. (d)		17,039	$2,186,785
Matador Resources Co. (d)(f)		103,340	2,458,459
Pioneer Natural Resources Co.		11,639	2,167,531

			6,812,775
Technology Hardware, Storage & Peripherals — 0.0%
Apple Inc.		22,084	3,172,587
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.		520,689	5,274,580
Total Common Stocks — 0.6%			57,932,023

Corporate Bonds		Par (000)
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	1,372	1,385,105
4.75%, 10/07/44 (b)		259	270,186
Lockheed Martin Corp.:
3.55%, 1/15/26		1,596	1,622,085
3.60%, 3/01/35		2,117	2,018,183
4.50%, 5/15/36		632	671,204
4.07%, 12/15/42		2,100	2,061,492
4.70%, 5/15/46		1,837	1,989,754
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		1,254	1,351,185
7.38%, 7/15/39 (b)		150	170,250
6.25%, 1/15/40 (b)		1,220	1,287,100
Northrop Grumman Corp., 3.85%, 4/15/45		2,310	2,174,627
Rockwell Collins, Inc., 3.20%, 3/15/24		10,688	10,675,794
United Technologies Corp.:
1.78%, 5/04/18 (c)		8,656	8,653,550
4.15%, 5/15/45		2,411	2,416,504

			36,747,019
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		2,970	3,182,753
3.90%, 2/01/35		392	376,772
4.10%, 2/01/45		2,759	2,555,309
4.75%, 11/15/45		7,278	7,453,829
4.55%, 4/01/46		3,298	3,295,523
4.40%, 1/15/47		4,784	4,651,110

			21,515,296
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		3,144	3,195,090
American Airlines Pass-Through Trust,
Series 2015-1, Class A, 3.38%, 5/01/27		8,392	8,224,010
Avianca Holdings SA/Avianca Leasing
LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		1,017	1,010,389
Delta Air Lines, Inc., 2.88%, 3/13/20		23,797	23,989,651
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 9/15/28 (b)		1,760	1,653,965
United Airlines Pass-Through Trust,
Series 2014-1, Class B, 4.75%, 10/11/23		455	463,624
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		1,200	1,245,000

			39,781,729
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		3,630	3,789,433

Corporate Bonds		Par (000)	Value
Auto Components (continued)
4.40%, 10/01/46	USD	1,845	$1,757,910
Federal-Mogul Holdings LLC, 4.55%, 4/15/24 (a)	EUR	986	1,046,893
ZF North America Capital, Inc., 2.75%, 4/27/23		800	908,703

			7,502,939
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 3.81%, 1/09/24	USD	20,953	21,019,840
Volkswagen International Finance NV:
0.02%, 3/30/19 (a)	EUR	2,900	3,098,395
0.50%, 3/30/21		2,600	2,775,502

			26,893,737
Banks — 7.1%
Al Ahli Bank of Kuwait KSCP, 3.50%, 4/05/22	USD	600	599,370
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	825	922,182
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(g)		400	123,749
4.75%, 1/15/18 (d)(g)		2,200	680,620
4.00%, 1/21/19 (d)(g)		6,300	1,949,049
Bank of America Corp.:
2.25%, 4/21/20	USD	7,485	7,465,165
3.30%, 1/11/23		7,777	7,825,264
3.88%, 8/01/25		13,368	13,604,975
3.50%, 4/19/26		10,681	10,532,855
3.25%, 10/21/27		4,930	4,692,561
4.88%, 4/01/44		901	971,766
4.44%, 1/20/48 (a)		17,820	17,935,188
Bank of Ireland, 4.25%, 6/11/24 (a)	EUR	1,170	1,306,199
Bankia SA:
4.00%, 5/22/24 (a)		4,800	5,289,186
3.38%, 3/15/27 (a)		400	430,266
Barclays PLC:
2.63%, 11/11/25 (a)		420	451,740
4.95%, 1/10/47	USD	7,178	7,170,198
BB&T Corp.:
2.45%, 1/15/20		4,200	4,242,874
2.75%, 4/01/22		41,470	41,723,465
BNP Paribas SA, 3.80%, 1/10/24 (b)		5,362	5,335,866
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,867,926
Citigroup, Inc.:
1.80%, 2/05/18		6,961	6,964,578
2.50%, 9/26/18		8,073	8,145,165
2.50%, 7/29/19		10,612	10,707,773
2.90%, 12/08/21		59,540	59,767,086
3.50%, 5/15/23		4,389	4,420,877
3.88%, 3/26/25		4,740	4,709,005
3.89%, 1/10/28 (a)		10,521	10,567,892
4.13%, 7/25/28		7,648	7,520,653
4.75%, 5/18/46		12,750	12,595,445
Citizens Bank N.A.:
2.30%, 12/03/18		2,754	2,767,742
2.25%, 3/02/20		14,776	14,754,782
Dah Sing Bank Ltd., 4.25%, 11/30/26 (a)		700	706,535
Fifth Third Bank, 2.25%, 6/14/21		7,204	7,122,263
HSBC Holdings PLC:
2.65%, 1/05/22		26,189	25,855,457
4.04%, 3/13/28 (a)		8,877	8,973,067
ICICI Bank Ltd., 4.00%, 3/18/26		229	227,940
ING Groep NV, 3.95%, 3/29/27		7,837	7,855,542
Intesa Sanpaolo SpA:
6.63%, 9/13/23	EUR	2,575	3,247,193
3.93%, 9/15/26		1,790	1,965,299
JPMorgan Chase & Co.:
2.20%, 10/22/19	USD	3,691	3,708,905

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.75%, 6/23/20	USD	3,909	$3,959,981
2.55%, 10/29/20		7,880	7,915,113
2.97%, 1/15/23		32,480	32,454,211
3.88%, 9/10/24		8,950	9,071,559
3.90%, 7/15/25		4,236	4,378,656
3.20%, 6/15/26		6,593	6,401,513
4.25%, 10/01/27		3,750	3,841,957
3.78%, 2/01/28 (a)		21,780	21,985,516
Lloyds Banking Group PLC, 3.75%, 1/11/27		5,024	4,938,949
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		12,326	12,406,513
Mizuho Financial Group, Inc., 2.95%, 2/28/22		36,366	36,379,019
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		19,834	19,547,597
Santander UK Group Holdings PLC, 2.88%, 8/05/21		14,289	14,103,043
Shinhan Bank, 3.88%, 12/07/26 (a)		1,060	1,076,251
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (b)		44,355	44,289,931
Turkiye Sinai Kalkinma Bankasi AS, 7.63%, 3/29/27 (a)		333	337,995
U.S. Bancorp, 2.95%, 7/15/22		7,244	7,313,209
UniCredit SpA:
6.95%, 10/31/22	EUR	200	250,641
5.75%, 10/28/25 (a)		3,840	4,411,998
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (a)		550	588,344
Vietnam Joint Stock Commercial Bank for
Industry and Trade, 8.00%, 5/17/17	USD	200	201,000
Washington Mutual Bank:
0.00%, 5/01/09 (d)(g)		13,308	2,944,395
0.00%, 11/06/09 (d)(g)		11,911	2,635,309
0.00%, 6/16/10 (d)(g)		3,115	689,194
0.00%, 2/04/11 (d)(g)		2,570	568,613
Wells Fargo & Co.:
2.60%, 7/22/20		4,233	4,274,856
2.55%, 12/07/20		3,376	3,393,120
2.10%, 7/26/21		19,710	19,304,408
3.55%, 9/29/25		5,795	5,837,854
3.00%, 10/23/26		6,839	6,548,021
3.90%, 5/01/45		4,985	4,772,898
4.90%, 11/17/45		1,903	1,984,119
4.75%, 12/07/46		10,124	10,342,871
Westpac Banking Corp., 2.15%, 3/06/20		61,510	61,546,598
Woori Bank, 4.75%, 4/30/24		1,800	1,857,643
Yamaguchi Financial Group, Inc., 0.65%, 3/26/20 (a)(h)		1,000	1,034,750

			701,291,308
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		11,072	11,155,261
3.30%, 2/01/23		6,425	6,539,436
4.70%, 2/01/36		2,580	2,729,534
4.90%, 2/01/46		26,463	28,599,199
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28	EUR	1,400	1,561,201
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	1,513	1,385,622
Central American Bottling Corp., 5.75%, 1/31/27 (b)		1,098	1,138,033
Molson Coors Brewing Co.:
5.00%, 5/01/42		1,111	1,171,998
4.20%, 7/15/46		2,303	2,156,557

			56,436,841

Corporate Bonds		Par (000)	Value
Biotechnology — 0.5%
AbbVie, Inc.:
2.50%, 5/14/20	USD	6,302	$6,344,967
2.90%, 11/06/22		5,173	5,153,601
4.50%, 5/14/35		2,860	2,840,283
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,058,069
4.40%, 5/01/45		6,271	6,086,890
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,218,470
2.50%, 9/01/23		3,486	3,372,722
3.65%, 3/01/26		931	939,450
4.60%, 9/01/35		1,057	1,088,943
4.80%, 4/01/44		6,729	6,950,633
4.50%, 2/01/45		2,446	2,413,038
4.75%, 3/01/46		2,685	2,738,679
4.15%, 3/01/47		5,361	4,999,524

			48,205,269
Building Products — 0.1%
Johnson Controls International PLC:
5.13%, 9/14/45		5,000	5,528,945
4.50%, 2/15/47		1,625	1,649,312
LIXIL Group Corp., 0.00%, 3/04/20 (h)(i)	JPY	60,000	553,624

			7,731,881
Capital Markets — 2.4%
Bagan Capital Ltd., 0.00%, 9/23/21 (h)(i)	USD	1,800	1,854,000
Bank of New York Mellon Corp.:
2.10%, 1/15/19		6,780	6,830,247
2.05%, 5/03/21		28,042	27,672,210
Credit Suisse AG:
3.00%, 10/29/21		2,841	2,866,910
5.75%, 9/18/25 (a)	EUR	1,530	1,828,074
Credit Suisse Group AG, 4.28%, 1/09/28 (b)	USD	2,313	2,302,941
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		7,681	7,692,644
4.88%, 5/15/45		2,635	2,681,202
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		10,208	10,323,116
2.00%, 4/25/19		2,308	2,303,737
2.60%, 4/23/20		5,099	5,127,723
2.75%, 9/15/20		2,492	2,512,644
2.63%, 4/25/21		4,993	4,979,334
2.35%, 11/15/21		14,988	14,678,992
3.50%, 1/23/25		3,983	3,967,665
3.75%, 5/22/25		5,768	5,839,108
3.85%, 1/26/27		16,188	16,266,949
4.80%, 7/08/44		1,798	1,898,668
4.75%, 10/21/45		1,231	1,296,914
Haitong International Securities Group Ltd.,
0.00%, 10/25/21 (h)(i)	HKD	12,000	1,567,265
Jefferies Group LLC, 6.50%, 1/20/43	USD	1,239	1,343,992
Moody’s Corp., 2.75%, 12/15/21		6,246	6,236,300
Morgan Stanley:
2.80%, 6/16/20		8,614	8,718,488
2.63%, 11/17/21		35,559	35,324,666
3.75%, 2/25/23		5,956	6,150,785
3.70%, 10/23/24		6,314	6,404,745
4.00%, 7/23/25		11,093	11,438,536
3.88%, 1/27/26		2,070	2,097,531
4.38%, 1/22/47		17,686	17,698,805
State Street Corp., 2.65%, 5/19/26		9,906	9,490,047
UBS AG, 4.75%, 5/22/23 (a)		625	639,063

See Notes to Consolidated Financial Statements.

38	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (b)	USD	2,534	$2,576,873

			232,610,174
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35 (j)		2,135	2,045,785
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,346,610
4.63%, 10/01/44		2,072	2,125,012
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,260,981
Kansai Paint Co. Ltd.:
0.00%, 6/17/19 (h)(i)	JPY	50,000	483,922
0.00%, 6/17/22 (h)(i)		30,000	281,258
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (h)(i)		50,000	461,241
0.00%, 3/29/24 (h)(i)		40,000	369,263
Monsanto Co., 3.60%, 7/15/42	USD	2,845	2,415,579
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	181	198,438
Rock International Investment, Inc., 6.63%, 3/27/20	USD	760	761,850
Sherwin-Williams Co., 4.00%, 12/15/42		971	897,577

			13,647,516
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)		6,335	6,398,521
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (k)	EUR	295	323,402
Cia Latinoamericana de Infraestructura &
Servicios SA, 9.50%, 7/20/23 (b)	USD	102	104,550
Transfield Services Ltd., 8.38%, 5/15/20 (b)		200	209,000
Waste Management, Inc., 3.90%, 3/01/35		2,526	2,508,699

			9,544,172
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		1,299	1,310,946
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,790,250

			4,101,196
Construction & Engineering — 0.0%
China City Construction International Co. Ltd.,
5.35%, 7/03/17 (d)(g)	CNH	676	59,572
China Singyes Solar Technologies Holdings Ltd.,
7.95%, 2/15/19	USD	550	563,558
GS Engineering & Construction Corp., 4.50%,
7/21/21 (h)		600	645,000
Kandenko Co. Ltd., 0.00%, 3/31/21 (h)(i)	JPY	30,000	292,374
Shimizu Corp., 0.00%, 10/16/20 (h)(i)		50,000	480,441

			2,040,945
Construction Materials — 0.1%
Cemex Finance LLC, 9.38%, 10/12/22 (b)	USD	697	753,109
LafargeHolcim Finance U.S. LLC, 4.75%,
9/22/46 (b)		6,995	7,002,611
Tecnoglass, Inc., 8.20%, 1/31/22 (b)		2,091	2,185,095

			9,940,815
Consumer Finance — 1.2%
American Express Credit Corp.:
1.13%, 6/05/17		10,032	10,032,391
2.25%, 8/15/19		6,261	6,310,362
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	1,002,113
Capital One Financial Corp.:
4.75%, 7/15/21		160	172,079
3.75%, 7/28/26		2,692	2,606,874
Capital One N.A., 2.40%, 9/05/19		650	652,043
Discover Bank, 3.45%, 7/27/26		4,992	4,792,005

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Discover Financial Services, 4.10%, 2/09/27	USD	10,132	$10,135,414
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	24,349,683
2.15%, 1/09/18		5,342	5,355,574
General Motors Financial Co., Inc.:
2.63%, 7/10/17		6,640	6,658,712
4.75%, 8/15/17		4,115	4,159,722
3.10%, 1/15/19		1,546	1,570,940
3.70%, 11/24/20		4,313	4,440,682
3.20%, 7/06/21		15,382	15,440,359
4.00%, 1/15/25		6,362	6,393,899
Synchrony Financial:
2.60%, 1/15/19		3,356	3,382,210
2.70%, 2/03/20		1,986	1,993,964
4.50%, 7/23/25		4,007	4,112,144

			113,561,170
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/23	EUR	300	354,109
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology:
3.96%, 7/01/38	USD	1,385	1,464,423
3.89%, 7/01/99		1,585	1,376,790
University of Southern California, 3.03%, 10/01/39		5,336	4,815,174
Wesleyan University, 4.78%, 7/01/16		2,607	2,414,025

			10,070,412
Diversified Financial Services — 1.6%
ABQ Finance Ltd., 3.50%, 2/22/22		1,700	1,690,429
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust:
4.63%, 10/30/20		12,390	13,093,913
3.50%, 5/26/22		14,561	14,672,013
Annington Finance No. 4 PLC, 1.33%,
1/10/23 (a)	GBP	1	795
AYC Finance Ltd., 0.50%, 5/02/19 (h)	USD	600	606,750
BHP Billiton Finance USA Ltd., 5.00%,
9/30/43 (l)		5,540	6,203,936
BP Capital Markets PLC, 2.24%, 5/10/19		8,103	8,153,344
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	4,000	4,277,454
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22	USD	2,550	2,551,369
3.50%, 4/05/27		1,500	1,495,609
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	325	431,786
Glencore Funding LLC, 4.00%, 3/27/27 (b)	USD	12,200	12,044,377
Gohl Capital Ltd., 4.25%, 1/24/27		1,100	1,111,003
HNAG Funding Ltd., 2.87%, 2/04/20		225	224,559
Hyundai Capital America, 2.55%, 4/03/20 (b)		21,316	21,316,320
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	400	534,987
Jerrold Finco PLC, 6.13%, 1/15/24		1,100	1,369,012
Mercury Bondco PLC, 7.13% (7.13% Cash or
7.88% PIK), 5/30/21 (k)	EUR	1,400	1,499,125
Prime Bloom Holdings Ltd., 7.50%, 12/19/19	USD	400	413,797
Reward International Investment Ltd., 7.25%,
1/25/20		245	248,674
Santander Issuances SAU, 3.25%, 4/04/26	EUR	1,100	1,220,861
Shell International Finance BV:
3.25%, 5/11/25	USD	2,075	2,095,140
4.13%, 5/11/35		7,018	7,071,449
3.63%, 8/21/42		2,135	1,926,601
Siemens Financieringsmaatschappij NV, 3.13%,
3/16/24 (b)		31,758	31,985,133
UBS Group Funding Switzerland AG, 4.25%,
3/23/28 (b)		16,431	16,666,440

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Virgin Media Secured Finance PLC, 6.25%, 3/28/29	GBP	1,434	$1,941,734
Volcan Holdings PLC, 4.13%, 4/11/20 (h)		2,000	2,524,587
Woodside Finance Ltd., 3.65%, 3/05/25 (b)	USD	562	553,401

			157,924,598
Diversified Telecommunication Services — 0.8%
AT&T Inc.:
3.80%, 3/01/24		6,495	6,594,828
5.25%, 3/01/37		6,954	7,089,283
6.38%, 3/01/41		1,994	2,278,079
4.30%, 12/15/42		1,640	1,458,162
4.75%, 5/15/46		5,672	5,292,469
Bharti Airtel International Netherlands BV,
5.13%, 3/11/23		1,071	1,123,078
Orange SA:
3.38%, 9/16/22	EUR	2,750	3,373,396
5.50%, 2/06/44		2,305	2,620,720
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	709	716,530
6.00%, 9/30/34		595	587,563
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	730	1,026,305
Telecom Italia SpA:
1.13%, 3/26/22 (h)		4,600	4,801,788
3.25%, 1/16/23		540	611,214
3.63%, 1/19/24		500	565,696
Telefonica Emisiones SAU, 4.10%, 3/08/27	USD	9,300	9,365,630
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22	EUR	100	111,957
Verizon Communications, Inc.:
4.40%, 11/01/34	USD	2,549	2,412,098
5.25%, 3/16/37		10,632	10,992,106
3.85%, 11/01/42		6,499	5,441,359
4.86%, 8/21/46		16,397	15,764,059
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	255	282,237

			82,508,557
Electric Utilities — 0.5%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,159,460
Baltimore Gas & Electric Co., 3.50%, 8/15/46		2,327	2,109,595
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (h)(i)	JPY	20,000	179,017
0.00%, 3/25/20 (h)(i)		10,000	89,823
Commonwealth Edison Co., 4.70%, 1/15/44	USD	2,910	3,175,607
Emera U.S. Finance LP:
2.15%, 6/15/19		4,838	4,836,539
2.70%, 6/15/21		7,299	7,257,644
Exelon Corp.:
2.85%, 6/15/20		6,160	6,240,758
2.45%, 4/15/21		1,306	1,290,366
Generacion Mediterranea SA/Generacion Frias
SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		1,657	1,757,514
Great Plains Energy, Inc., 2.50%, 3/09/20		8,672	8,708,509
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (h)(i)	JPY	30,000	280,046
Pampa Energia SA, 7.50%, 1/24/27 (b)	USD	1,398	1,415,825
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	4,630,891
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,304,802
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (h)(i)	JPY	10,000	90,003
0.00%, 12/03/20 (h)(i)		110,000	1,002,874
Trans-Allegheny Interstate Line Co., 3.85%,
6/01/25 (b)	USD	6,547	6,706,118

			53,235,391

Corporate Bonds		Par (000)	Value
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	35	$35,004
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 4/01/24		3,096	3,100,217
TPK Holding Co. Ltd., 0.00%, 4/08/20 (h)(i)		1,750	1,747,813

			4,848,030
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		6,000	6,075,564
Nabors Industries, Inc., 5.50%, 1/15/23 (b)		2,547	2,599,532
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	6,009,379

			14,684,475
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		2,758	2,796,714
3.45%, 9/15/21		2,787	2,837,269
3.50%, 1/31/23		783	787,630
5.00%, 2/15/24		785	847,751
4.40%, 2/15/26		541	559,651
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (h)	EUR	800	849,175
Crown Castle International Corp.:
3.40%, 2/15/21	USD	1,628	1,656,013
2.25%, 9/01/21		5,986	5,819,266
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (h)	SGD	750	528,112
Trust F/1401, 6.95%, 1/30/44	USD	700	708,050

			17,389,631
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		1,855	2,073,701
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		9,857	10,054,564
4.65%, 6/01/46		267	265,635

			12,393,900
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (b)		802	852,125
CP Foods Holdings Ltd., 0.50%, 9/22/21 (h)		800	801,800
Ezaki Glico Co. Ltd., 0.00%, 1/30/24 (h)(i)	JPY	10,000	94,314
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22	USD	400	398,852
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)		451	471,205
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)		429	419,189

			3,037,485
Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 0.00%, 2/26/18 (h)(i)		1,000	1,065,000
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:
2.80%, 9/15/20		2,980	3,005,926
3.88%, 9/15/25		952	967,278
Becton Dickinson and Co.:
1.80%, 12/15/17		1,183	1,183,883
2.68%, 12/15/19		4,549	4,613,791
4.69%, 12/15/44		703	733,828
Boston Scientific Corp., 2.65%, 10/01/18		3,738	3,774,883
Medtronic, Inc.:
2.50%, 3/15/20		3,561	3,612,325
3.63%, 3/15/24		8,093	8,396,487
4.63%, 3/15/44		3,245	3,465,774

See Notes to Consolidated Financial Statements.

40	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp., 4.63%, 3/15/46	USD	2,325	$2,390,851

			32,145,026
Health Care Providers & Services — 0.7%
Aetna, Inc.:
4.50%, 5/15/42		2,824	2,940,888
4.13%, 11/15/42		1,329	1,307,559
4.75%, 3/15/44		1,703	1,843,337
AmerisourceBergen Corp., 1.15%, 5/15/17		5,031	5,029,440
Anthem, Inc.:
1.88%, 1/15/18		9,949	9,956,601
2.30%, 7/15/18		14,113	14,175,775
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,513,479
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	916,515
Cigna Corp., 3.25%, 4/15/25		7,074	6,992,380
Express Scripts Holding Co., 1.25%, 6/02/17		4,006	4,004,438
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		2,946	2,961,534
New York & Presbyterian Hospital, 3.56%, 8/01/36		1,321	1,235,111
Ochsner Clinic Foundation, 5.90%, 5/15/45		1,305	1,487,579
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		2,342	2,207,187
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		1,250	1,350,065
UnitedHealth Group, Inc.:
2.70%, 7/15/20		1,721	1,755,596
4.63%, 7/15/35		689	751,170
4.20%, 1/15/47		3,410	3,462,650

			63,891,304
Hotels, Restaurants & Leisure — 0.2%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	500	560,072
HIS Co. Ltd., 0.00%, 8/30/19 (h)(i)	JPY	110,000	992,994
McDonald’s Corp.:
4.70%, 12/09/35	USD	853	893,817
4.60%, 5/26/45		1,081	1,098,767
4.88%, 12/09/45		1,005	1,068,921
4.45%, 3/01/47		4,274	4,288,232
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	700	898,940
Punch Taverns Finance B Ltd., 5.94%, 9/30/22		1,268	1,660,280
Punch Taverns Finance PLC:
0.36%, 7/15/21 (a)		58	71,106
Series M3, 5.86%, 10/15/27 (a)(b)		1,145	1,434,567
Resorttrust, Inc., 0.00%, 12/01/21 (h)(i)	JPY	120,000	1,088,655
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22	GBP	900	1,133,245
Studio City Co. Ltd., 7.25%, 11/30/21	USD	600	639,750
Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24	GBP	1,150	1,604,258
Series A4, 5.66%, 6/30/27		2,838	3,935,955
Series N, 6.46%, 3/30/32		1,273	1,546,913

			22,916,472
Household Durables — 0.1%
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (h)(i)	JPY	30,000	273,174
Newell Brands, Inc., 2.88%, 12/01/19	USD	6,986	7,110,141
PB International BV, 7.63%, 1/26/22		300	310,487

			7,693,802
Household Products — 0.0%
Unicharm Corp., 0.00%, 9/25/20 (h)(i)	JPY	20,000	216,743
Independent Power and Renewable Electricity Producers — 0.1%
AES Panama SRL, 6.00%, 6/25/22 (b)	USD	527	542,810

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (h)(i)	USD	1,600	$1,640,000
Genneia SA, 8.75%, 1/20/22 (b)		700	729,750
Greenko Dutch BV, 8.00%, 8/01/19		200	211,200
Inkia Energy Ltd., 8.38%, 4/04/21 (b)		702	719,550
Neerg Energy Ltd., 6.00%, 2/13/22		1,500	1,522,433
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		2,820	2,940,640
United Photovoltaics Group Ltd., 8.25%, 1/25/20		207	214,244

			8,520,627
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		19,769	19,631,269
General Electric Co., 4.50%, 3/11/44		8,268	8,894,706
Roper Technologies, Inc., 2.80%, 12/15/21		3,867	3,871,362
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		735	729,936

			33,127,273
Insurance — 0.7%
Allstate Corp., 4.20%, 12/15/46		3,745	3,787,015
American International Group, Inc.:
3.75%, 7/10/25		2,831	2,815,212
3.88%, 1/15/35		2,099	1,917,978
4.50%, 7/16/44		2,823	2,693,924
Aon PLC, 4.75%, 5/15/45		5,012	5,006,372
Assicurazioni Generali SpA, 5.50%, 10/27/47 (a)	EUR	1,400	1,584,848
BNP Paribas Cardif SA, 4.03% (a)(m)		700	747,270
Credit Agricole Assurances SA, 4.25% (a)(m)		1,100	1,187,416
ELM BV for Helvetia Schweizerische Versich-erungsgesellschaft AG, 3.38%, 9/29/47 (a)		700	741,117
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26	USD	672	691,281
4.35%, 1/30/47		1,476	1,494,843
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (b)		24,105	24,105,434
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	159,758
Principal Financial Group, Inc., 4.30%, 11/15/46	USD	7,100	7,145,831
Prudential Financial, Inc., 4.60%, 5/15/44		5,738	6,053,114
Qatar Reinsurance Co. Ltd., 4.95% (a)(m)		650	655,779
QBE Insurance Group Ltd., 5.88%, 6/17/46 (a)		450	470,152
Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,575,748
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		1,900	1,800,864
XLIT Ltd., 2.30%, 12/15/18		3,195	3,215,224

			69,849,180
Internet & Direct Marketing Retail — 0.0%
Ctrip.com International Ltd., 1.25%, 9/15/22 (b)(h)		400	414,000
IT Services — 0.3%
DXC Technology Co., 2.88%, 3/27/20 (b)		3,373	3,401,262
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		495	514,389
4.50%, 8/15/46		11,359	10,962,662
Total System Services, Inc., 4.80%, 4/01/26		8,040	8,654,505
Transcosmos, Inc., 0.00%, 12/22/20 (h)(i)	JPY	40,000	363,783
Visa, Inc., 4.15%, 12/14/35	USD	1,919	2,007,602

			25,904,203
Leisure Products — 0.0%
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (b)(k)		2,362	2,445,083

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Machinery — 0.0%
CRRC Corp Ltd., 0.00%, 2/05/21 (h)(i)	USD	1,250	$1,313,750
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		598	620,117

			1,933,867
Media — 1.5%
21st Century Fox America, Inc.:
4.75%, 9/15/44		1,468	1,482,617
4.95%, 10/15/45		425	439,878
Cablevision SA, 6.50%, 6/15/21 (b)		661	696,363
CBS Corp., 2.30%, 8/15/19		4,291	4,307,555
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		13,691	14,437,584
4.91%, 7/23/25		2,254	2,381,730
6.38%, 10/23/35		4,126	4,690,239
6.48%, 10/23/45		13,335	15,353,066
Comcast Corp.:
3.38%, 8/15/25		5,533	5,582,703
4.25%, 1/15/33		1,265	1,302,411
4.40%, 8/15/35		5,694	5,901,945
4.75%, 3/01/44		9,088	9,587,858
4.60%, 8/15/45		1,887	1,951,133
3.40%, 7/15/46		2,021	1,729,234
Discovery Communications LLC:
3.80%, 3/13/24		8,437	8,365,235
4.88%, 4/01/43		4,734	4,288,308
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,670,611
3.75%, 2/15/23		1,814	1,840,370
ITV PLC, 2.00%, 12/01/23	EUR	3,700	4,024,947
Kakao Corp., 0.00%, 5/11/21 (h)(i)	KRW	1,000,000	919,923
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,786	3,339,913
NBCUniversal Media LLC, 4.45%, 1/15/43	USD	3,047	3,067,217
Time Warner Cable LLC:
5.00%, 2/01/20		2,900	3,084,356
4.13%, 2/15/21		5,862	6,098,426
4.00%, 9/01/21		911	944,351
5.50%, 9/01/41		2,025	2,076,733
4.50%, 9/15/42		314	284,573
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,158,603
3.60%, 7/15/25		2,168	2,143,632
4.85%, 7/15/45		4,515	4,391,158
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	1,015	1,124,764
4.63%, 2/15/26		300	341,852
3.50%, 1/15/27		1,920	2,075,402
6.25%, 1/15/29		770	929,293
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,133,729
4.50%, 3/01/21		3,389	3,575,351
2.25%, 2/04/22		6,013	5,771,217
3.45%, 10/04/26		2,166	2,060,206
5.25%, 4/01/44		2,338	2,293,029
Virgin Media Receivables Financing Notes I DAC,
5.50%, 9/15/24	GBP	1,100	1,430,904

			149,278,419
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 4/01/42	USD	5,990	6,512,807
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (h)	HKD	4,588	463,483
Fortune Star BVI Ltd., 5.25%, 3/23/22	USD	945	957,557
Hesteel Hong Kong Co. Ltd., 4.25%, 4/07/20		900	911,250

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
HTA Group Ltd., 9.13%, 3/08/22	USD	600	$594,120
Mongolian Mining Corp., 8.88%, 3/29/17 (d)(g)		306	194,310
Newmont Mining Corp.:
3.50%, 3/15/22		6,890	7,084,753
4.88%, 3/15/42		5,045	5,041,988
Nucor Corp., 5.20%, 8/01/43		1,640	1,863,908
Nyrstar NV, 4.25%, 9/25/18	EUR	400	430,988
Rio Tinto Finance USA PLC, 4.13%, 8/21/42 (l)	USD	3,660	3,638,388
Shougang Corp., 3.38%, 12/09/19		800	801,740
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,400,481
thyssenkrupp AG, 1.38%, 3/03/22	EUR	725	760,733
Vedanta Resources PLC:
6.00%, 1/31/19	USD	775	797,281
8.25%, 6/07/21		970	1,042,265
6.38%, 7/30/22		800	804,000

			33,300,052
Multiline Retail — 0.0%
Marks & Spencer PLC, 3.00%, 12/08/23	GBP	750	952,165
New Look Secured Issuer PLC, 6.50%, 7/01/22		1,280	1,409,419
Takashimaya Co. Ltd., 0.00%, 12/11/18 (h)(i)	JPY	30,000	269,132

			2,630,716
Multi-Utilities — 0.2%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	1,838	2,013,625
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,738,442
Dominion Gas Holdings LLC, 4.60%, 12/15/44		2,822	2,829,707
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,531,888
4.30%, 3/15/45		1,509	1,553,597
Virginia Electric & Power Co.:
3.50%, 3/15/27		7,943	8,106,308
4.45%, 2/15/44		1,674	1,766,149
4.20%, 5/15/45		2,462	2,507,451

			23,047,167
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,847,907
4.50%, 7/15/44		2,215	2,089,396
Apache Corp., 4.25%, 1/15/44		3,348	3,140,421
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		700	724,427
Bumi Investment Property Ltd., 10.75%, 10/06/17 (d)(g)		1,521	817,537
Devon Energy Corp., 5.60%, 7/15/41		5,533	5,851,402
Enercoal Resources Pte Ltd., 9.25%, 4/07/18 (d)(g)(h)		300	133,500
Energy Transfer Partners LP, 6.13%, 12/15/45		6,642	7,106,229
Enterprise Products Operating LLC:
5.10%, 2/15/45		1,248	1,303,494
4.90%, 5/15/46		5,273	5,397,285
EOG Resources, Inc.:
4.15%, 1/15/26		2,601	2,717,236
3.90%, 4/01/35		1,670	1,598,624
Exxon Mobil Corp.:
1.82%, 3/15/19		7,393	7,421,116
4.11%, 3/01/46		4,075	4,189,267
GNL Quintero SA:
4.63%, 7/31/29 (b)		482	492,845
4.63%, 7/31/29		290	296,525
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		12,179	12,377,055

See Notes to Consolidated Financial Statements.

42	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.95%, 9/01/22	USD	2,176	$2,223,080
Kinder Morgan, Inc.:
3.05%, 12/01/19		1,411	1,434,758
5.05%, 2/15/46		3,690	3,581,957
MPLX LP, 5.20%, 3/01/47		1,844	1,855,555
Noble Energy, Inc., 5.05%, 11/15/44		2,626	2,685,306
Petro-Canada, 6.80%, 5/15/38 (j)		2,780	3,573,145
Pioneer Natural Resources Co., 4.45%, 1/15/26		1,600	1,684,019
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		3,700	3,811,359
Raizen Fuels Finance SA, 5.30%, 1/20/27 (b)		1,008	1,020,600
Reliance Industries Ltd., 5.88% (m)		579	589,133
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		4,188	4,543,570
4.20%, 3/15/28 (b)		4,106	4,055,960
Spectra Energy Partners LP, 4.50%, 3/15/45		6,470	6,044,494
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		1,019	984,554
5.35%, 5/15/45		1,620	1,580,389
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,032,081
2.50%, 8/01/22		2,481	2,443,229
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (h)		1,400	1,634,500
Tullow Oil PLC:
6.00%, 11/01/20 (b)		600	580,500
6.25%, 4/15/22		1,300	1,215,500
6.25%, 4/15/22 (b)		200	187,000
Williams Partners LP, 4.00%, 9/15/25		8,350	8,385,170

			114,650,125
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 7.38%, 12/01/25		3,288	4,162,937
Suzano Austria GmbH, 5.75%, 7/14/26 (b)		661	673,229
Suzano Trading Ltd., 5.88%, 1/23/21 (b)		995	1,059,973

			5,896,139
Pharmaceuticals — 0.8%
Actavis Funding SCS:
2.35%, 3/12/18		9,237	9,277,273
3.00%, 3/12/20		21,662	22,031,727
3.80%, 3/15/25		22,467	22,671,966
4.75%, 3/15/45		11,100	11,147,519
Mylan NV, 5.25%, 6/15/46		1,599	1,637,451
Teva Pharmaceutical Finance Co. BV, 3.65%,
11/10/21		1,237	1,256,928
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		6,877	6,531,836
United Laboratories International Holdings Ltd., 4.50%, 12/05/21 (h)		400	477,700

			75,032,400
Real Estate Management & Development — 0.3%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (k)	GBP	198	286,801
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (h)	EUR	2,600	3,682,071
China Aoyuan Property Group Ltd., 6.35%, 1/11/20	USD	693	716,418
China Evergrande Group:
8.75%, 10/30/18		200	207,750
7.00%, 3/23/20		685	702,080
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (h)(i)		1,400	1,425,900
Easy Tactic Ltd., 5.75%, 1/13/22		900	921,219
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		750	749,100
Future Land Development Holdings Ltd., 5.00%, 2/16/20		400	402,979

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
FUXIANG Investment Management Ltd., 3.63%, 11/30/19	USD	750	$752,568
Guorui Properties Ltd., 7.00%, 3/21/20		450	451,659
Kaisa Group Holdings Ltd.:
Series B, 7.56% (7.56% Cash or 7.56% PIK), 6/30/20 (k)		601	595,435
Series C, 7.56% (7.56% Cash or 7.56% PIK), 12/31/20 (k)		151	149,487
Series D, 7.56% (7.56% Cash or 7.56% PIK), 6/30/21 (k)		210	209,194
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 3/23/27 (b)		11,510	11,569,518
Shui On Development Holding Ltd., 7.50% (a)(h)(m)		500	530,500
Times Property Holdings Ltd., 6.25%, 1/23/20		760	783,649
Xinhu BVI Holding Co. Ltd., 6.00%, 3/01/20		300	302,608
Xinyuan Real Estate Co. Ltd., 7.75%, 2/28/21		275	272,234
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		425	437,707

			25,148,877
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		1,419	1,417,130
4.70%, 9/01/45		1,265	1,374,333
4.13%, 6/15/47		11,500	11,467,581
CSX Corp., 4.25%, 11/01/66		3,523	3,196,911
Norfolk Southern Corp.:
6.00%, 5/23/11		4,145	4,804,872
4.45%, 6/15/45		2,169	2,256,324
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,384,676
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,797,520
3.88%, 2/01/55		4,114	3,834,079
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,124	3,063,731

			40,597,157
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (h)(i)		1,000	1,000,000
Analog Devices, Inc.:
3.90%, 12/15/25		680	696,540
3.50%, 12/05/26		12,390	12,270,746
5.30%, 12/15/45		694	768,248
Applied Materials, Inc.:
3.30%, 4/01/27		5,932	5,955,562
4.35%, 4/01/47		3,508	3,551,415
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		36,649	36,644,565
3.00%, 1/15/22 (b)		48,373	48,311,373
3.63%, 1/15/24 (b)		24,993	25,177,198
Lam Research Corp.:
2.75%, 3/15/20		3,359	3,398,028
2.80%, 6/15/21		3,933	3,947,340
Nanya Technology Corp., 0.00%, 1/24/22 (h)(i)		400	434,500
Neo Solar Power Corp., 0.00%, 10/27/19 (h)(i)		500	506,250
QUALCOMM, Inc., 4.80%, 5/20/45		2,164	2,246,676

			144,908,441
Software — 0.6%
Microsoft Corp.:
3.50%, 2/12/35		5,373	5,169,616
3.70%, 8/08/46		25,464	23,903,311
4.25%, 2/06/47		17,280	17,712,864
Oracle Corp.:
3.25%, 5/15/30		6,354	6,270,108

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
4.00%, 7/15/46	USD	5,854	$5,584,827
4.38%, 5/15/55		2,451	2,393,762

			61,034,488
Specialty Retail — 0.0%
Baoxin Auto Finance I Ltd., 8.75% (a)(m)		400	419,445
GOME Electrical Appliances Holding Ltd., 5.00%, 3/10/20		750	760,520

			1,179,965
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
3.00%, 2/09/24		7,371	7,434,317
3.45%, 2/09/45		1,934	1,723,857
4.65%, 2/23/46		16,929	18,164,851
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (b)		6,760	8,730,513
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		7,345	7,433,500
3.85%, 10/15/20		6,500	6,684,463
HP, Inc., 3.75%, 12/01/20		728	757,499
Proven Glory Capital Ltd.:
3.25%, 2/21/22		1,875	1,865,306
4.00%, 2/21/27		1,050	1,038,282

			53,832,588
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,474,777
3.25%, 6/12/20		1,044	1,071,207

			3,545,984
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.00%, 9/15/23		14,602	14,269,235
3.63%, 4/01/27		5,569	5,412,773
GATX Corp.:
2.60%, 3/30/20		2,962	3,001,063
3.85%, 3/30/27		2,336	2,317,398
Iwatani Corp., 0.00%, 10/22/20 (h)(i)	JPY	120,000	1,137,160
Loxam SAS, 4.25%, 4/15/24	EUR	513	554,614
Noble Group Ltd., 3.63%, 3/20/18	USD	207	203,377

			26,895,620
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)		1,100	1,112,653
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)		706	728,945
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)		706	736,739
Rumo Luxembourg Sàrl, 7.38%, 2/09/24 (b)		1,909	1,966,270

			4,544,607
Wireless Telecommunication Services — 0.3%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		1,061	911,823
Rogers Communications, Inc., 5.00%, 3/15/44		775	833,271
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		18,905	18,857,737
Vodafone Group PLC, 4.38%, 2/19/43		6,470	5,915,631

			26,518,462
Total Corporate Bonds — 27.9%			2,750,197,386

Floating Rate Loan Interests (a)		Par (000)	Value
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 8/31/20	USD	7,462	$7,611,240
Chemicals — 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	998	1,069,457
Chemours Co., Term Loan B, 3.00%, 5/12/22		1,000	1,073,503
MacDermid Agricultural Solutions Holdings BV, Term Loan C, 3.50%, 7/06/23		1,000	1,066,803
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, 4.25%, 6/07/20		1,791	1,916,911

			5,126,674
Diversified Telecommunication Services — 0.0%
Eircom Finco S.a r.l., Term Loan, 3.25%, 3/08/24		1,899	2,019,437
Equity Real Estate Investment Trusts (REITs) — 0.0%
Equinix, Inc., Term B-2 Loan, 3.25%, 12/22/23		1,000	1,075,562
Media — 0.1%
SFR Group SA (Ypso France SAS):
EUR TLB-10 Incremental Term Loan, 3.75%, 1/14/25		173	183,897
EUR TLB-10 Refinancing Term Loan, 3.75%, 1/14/25		825	878,462
Springer SBM Two GmbH:
Term Loan, 9.00%, 8/16/21		344	370,381
Term Loan B11, 3.75%, 8/14/20		1,000	1,065,470
Technicolor SA (FKA Thomson), Euro Term Loan, 3.50%, 12/06/23		2,400	2,564,450
UPC Financing Partnership, Facility AO, 3.00%, 1/15/26		1,250	1,331,010

			6,393,670
Road & Rail — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20		2,080	2,232,819
Software — 0.0%
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 6.63%, 1/27/23		674	716,286
Specialty Retail — 0.0%
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.):
Term Facility B2 (EUR), 5.00%, 1/30/23		768	827,203
Term Facility C2 (EUR), 5.00%, 1/30/23		1,250	1,343,745

			2,170,948
Trading Companies & Distributors — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.),
Euro Term Loan (Second Lien), 9.50%, 12/18/23		720	768,098
Total Floating Rate Loan Interests — 0.3%			28,114,734

Foreign Agency Obligations
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)	USD	1,527	1,593,806
YPF SA:
8.88%, 12/19/18 (b)		2,628	2,859,264
8.50%, 3/23/21 (b)		336	368,152
8.50%, 7/28/25		174	188,738

			5,009,960

See Notes to Consolidated Financial Statements.

44	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.3%
Petrobras Global Finance BV:
5.75%, 1/20/20	USD	699	$733,950
4.88%, 3/17/20		699	716,894
5.38%, 1/27/21		13,445	13,801,293
8.38%, 5/23/21		12,399	14,004,671
4.75%, 1/14/25	EUR	1,500	1,644,210
8.75%, 5/23/26	USD	336	388,920
7.38%, 1/17/27		755	798,186
5.38%, 10/01/29	GBP	185	213,055
6.63%, 1/16/34		230	280,256
6.85%, 6/05/15	USD	706	629,223

			33,210,658
British Virgin Islands — 0.0%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		900	902,219
3.50%, 9/30/21		900	896,911

			1,799,130
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)		487	509,719
China — 0.1%
Chang Development International Ltd., 3.63%, 1/20/20		1,500	1,483,764
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (h)	CNH	4,000	585,038
Huarong Finance II Co. Ltd.:
4.63%, 6/03/26	USD	476	480,391
4.88%, 11/22/26		204	209,897
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		1,785	1,785,246
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		300	288,155
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		500	496,257

			5,328,748
France — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	3,550	3,853,427
Electricite de France SA, 3.63%, 10/13/25	USD	3,075	3,078,321

			6,931,748
Hong Kong — 0.0%
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,000	1,004,796
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		700	699,784
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		600	579,613

			2,284,193
India — 0.0%
BPRL International Singapore Pte Ltd., 4.38%, 1/18/27		1,400	1,425,661
Greenko Investment Co., 4.88%, 8/16/23		550	538,325

			1,963,986
Indonesia — 0.1%
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 4/06/24		380	379,430
Pertamina Persero PT:
5.63%, 5/20/43		1,148	1,179,019
6.45%, 5/30/44		1,890	2,132,512
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		550	583,372

			4,274,333

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23	USD	526	$529,025
6.50%, 3/13/27 (b)		7,519	8,088,564

			8,617,589
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,427	1,522,820
Norway — 0.0%
Eksportfinans ASA, 5.50%, 6/26/17		275	276,858
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)		1,806	1,878,240
South Korea — 0.0%
Korea National Oil Corp., 3.38%, 3/27/27		787	787,657
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		1,000	1,011,250
Total Foreign Agency Obligations — 0.8%			75,406,889

Foreign Government Obligations
Argentina — 0.5%
Republic of Argentina:
6.25%, 4/22/19 (b)		29,130	30,732,150
6.88%, 4/22/21		1,748	1,877,352
3.88%, 1/15/22	EUR	1,341	1,418,194
5.63%, 1/26/22 (b)	USD	9,806	10,041,344
7.82%, 12/31/33		1,264	1,410,526
7.82%, 12/31/33	EUR	1,061	1,195,991

			46,675,557
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21	BRL	9	8,702,887
Federative Republic of Brazil, 2.88%, 4/01/21	EUR	4,500	5,034,788

			13,737,675
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	3,500	480,368
Colombia — 0.3%
Republic of Colombia:
11.75%, 2/25/20	USD	79	99,698
4.38%, 7/12/21		4,841	5,131,460
4.00%, 2/26/24		22,810	23,471,490

			28,702,648
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20		3,857	4,011,280
8.50%, 1/31/47 (b)		2,781	2,989,575

			7,000,855
France — 0.1%
Republic of France, 0.25%, 11/25/26	EUR	9,100	9,068,818
Greece — 0.0%
Hellenic Republic, 4.75%, 4/17/19		695	702,214
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	8,660	9,638,043

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27	USD	1,675	$1,682,035
Republic of Indonesia:
5.88%, 3/13/20		2,420	2,646,263
3.38%, 4/15/23 (b)		4,060	4,054,815
5.38%, 10/17/23 (b)		1,480	1,636,541
5.88%, 1/15/24 (b)		7,210	8,176,219

			18,195,873
Italy — 0.0%
Buoni Poliennali Del Tesoro, 1.25%, 12/01/26	EUR	2,800	2,760,272
Kuwait — 0.2%
State of Kuwait:
2.75%, 3/20/22		1,500	1,503,075
2.75%, 3/20/22 (b)	USD	10,636	10,657,804
3.50%, 3/20/27 (b)		4,277	4,325,116

			16,485,995
Lebanon — 0.0%
Lebanese Republic, 6.85%, 3/23/27		4,893	4,990,860
Mexico — 0.7%
United Mexican States:
4.75%, 6/14/18	MXN	1,119	5,851,691
4.13%, 1/21/26	USD	9,457	9,721,796
5.75%, 3/05/26	MXN	777	3,798,667
4.15%, 3/28/27	USD	47,639	48,448,863
5.75%, 10/12/10		1,210	1,203,950
United Mexican States Inflation Linked Bonds,
3.50%, 12/14/17	MXN	74	2,256,868

			71,281,835
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	2,000	286,698
5.13%, 12/05/22	USD	338	318,071

			604,769
Oman — 0.0%
Sultanate of Oman:
5.38%, 3/08/27		950	992,750
6.50%, 3/08/47		550	580,250

			1,573,000
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		8,640	8,823,600
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		6,920	8,961,400
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	848,050
Russia — 0.8%
Russian Federation:
7.50%, 8/18/21	RUB	1,986,728	34,840,948
7.75%, 9/16/26		249,074	4,383,773
8.15%, 2/03/27		1,254,621	22,862,136
7.05%, 1/19/28		855,680	14,280,836

			76,367,693
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26	USD	5,820	5,846,190

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.25%, 7/27/21	USD	443	$466,179
5.75%, 1/18/22		600	615,625
6.13%, 6/03/25		900	899,876
6.85%, 11/03/25		1,750	1,810,067
6.83%, 7/18/26		900	930,251

			4,721,998
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
4.50%, 6/22/20	EUR	1,176	1,298,721
Turkey — 0.1%
Republic of Turkey:
7.00%, 6/05/20	USD	6,619	7,222,189
8.80%, 9/27/23	TRY	18,730	4,679,343

			11,901,532
United Kingdom — 1.9%
United Kingdom Gilt, 0.50%, 7/22/22	GBP	151,599	189,463,276
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	8,100	8,456,400
Total Foreign Government Obligations — 5.5%			548,587,642

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (f)(n)		1,119,344	98,256,016
iShares MSCI Emerging Markets ETF (f)(n)		224,137	8,828,756
Total Investment Companies — 1.1%			107,084,772

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.1%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(c)	USD	8,494	8,300,908
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(c)		4,326	4,342,731
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.58%, 10/25/46 (a)		1,244	979,905
Series 2006-4, Class 1A12, 1.19%, 10/25/46 (a)		3,621	2,392,360
Series 2006-5, Class A1, 1.56%, 11/25/46 (a)		4,282	2,187,624
Series 2007-1, Class A1, 1.34%, 2/25/47 (a)		1,028	595,890
Angel Oak Mortgage Trust I LLC, Series 2016-1,
Class A1, 3.50%, 7/25/46 (b)(c)		2,713	2,706,395
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(c)		689	691,640
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.62%, 9/27/46 (a)(b)		8,999	9,021,868
Series 2016-3, Class 4A, 3.37%, 4/27/47 (a)(b)		2,591	2,597,128
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)		1,846	1,856,626
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.23%, 9/25/47 (a)		4,376	3,086,847
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		377	328,806

See Notes to Consolidated Financial Statements.

46	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.15%, 3/25/37 (a)	USD	655	$539,470
Series 2007-AR3, Class 1A1, 1.12%, 3/25/37 (a)		961	799,081
Series 2007-AR4, Class 1A1, 0.98%, 9/25/47 (a)		3,736	3,218,905
Series 2007-AR4, Class 2A1, 0.99%, 6/25/37 (a)		1,058	877,749
Berica 8 Residential MBS Srl, Series 8, Class A, 0.00%, 3/31/48 (a)	EUR	193	204,674
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.48%, 12/25/35 (a)(b)(n)	USD	3	3,125
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		41	42,464
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		1	1,282
COLT LLC, Series 2015-1, Class A1V, 3.98%, 12/26/45 (a)(b)		1,100	1,093,233
Countrywide Alternative Loan Trust: Series 2005-56, Class 4A1, 1.29%, 11/25/35 (a)		2,733	2,255,033
Series 2005-72, Class A3, 1.08%, 1/25/36 (a)		1,069	929,567
Series 2005-76, Class 2A1, 1.64%, 2/25/36 (a)		1,290	1,143,478
Series 2006-15CB, Class A1, 6.50%, 6/25/36		573	443,137
Series 2006-23CB, Class 2A5, 1.38%, 8/25/36 (a)		8,215	2,988,792
Series 2006-OA14, Class 1A1, 2.37%, 11/25/46 (a)		5,346	4,403,590
Series 2006-OA21, Class A1, 1.17%, 3/20/47 (a)		13,784	9,528,564
Series 2006-OA6, Class 1A2, 1.19%, 7/25/46 (a)		4,876	4,138,407
Series 2006-OA8, Class 1A1, 0.97%, 7/25/46 (a)		790	653,333
Series 2007-OA2, Class 1A1, 1.48%, 3/25/47 (a)		9,621	6,672,717
Series 2007-OA3, Class 1A1, 1.12%, 4/25/47 (a)		1,623	1,388,834
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 1.32%, 2/25/35 (a)		491	463,441
Series 2006-OA4, Class A1, 1.60%, 4/25/46 (a)		1,742	868,117
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.98%, 2/27/36 (a)(b)		830	709,515
Series 2014-9R, Class 9A1, 0.89%, 8/27/36 (a)(b)		1,978	1,540,471
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 3.24%, 1/27/36 (a)(b)		2,912	2,901,521
Series 2011-5R, Class 3A1, 3.42%, 9/27/47 (a)(b)		2,114	2,067,830
Series 2013-5R, Class 1A6, 1.03%, 2/27/36 (a)(b)		1,755	1,474,200
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,030	3,022,687
Series 2015-6R, Class 5A1, 0.96%, 3/27/36 (a)(b)		1,250	1,180,258
Series 2015-6R, Class 5A2, 0.96%, 3/27/36 (a)(b)		2,721	1,412,714

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)	USD	3,881	$3,890,502
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.91%, 8/25/47 (a)		939	829,267
Series 2007-RMP1, Class A2, 0.93%, 12/25/36 (a)		3,353	2,712,909
Deutsche ALT-A Securities, Inc.,
Series 2007-RS1, Class A2, 1.48%, 1/27/37 (a)(b)		575	1,171,782
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 7/25/36 (a)		866	709,406
Series 2006-AB3, Class A8, 6.36%, 7/25/36 (a)		552	452,396
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.64%, 3/25/36 (a)		1,207	1,017,998
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 1.13%, 1/25/35 (a)(b)		1,980	1,703,822
Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)		2,483	2,193,076
Series 2006-RP1, Class 1AF1, 1.33%, 1/25/36 (a)(b)		1,873	1,569,074
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.05%, 10/25/35 (a)		5,917	5,709,989
Impac CMB Trust, Series 2005-7, Class A1, 1.50%, 11/25/35 (a)		4,618	3,746,872
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.58%, 11/25/34 (a)		333	328,695
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 1.19%, 3/25/37 (a)		2,485	1,855,118
Series 2007-A2, Class 2A1, 3.31%, 5/25/37 (a)		627	527,804
JPMorgan Resecuritization Trust, Series 2015-3,
Class 1A7, 0.90%, 6/26/37 (a)(b)		1,852	1,730,103
Lehman XS Trust, Series 2007-20N, Class A1, 2.13%, 12/25/37 (a)		1,621	1,344,882
LSTAR Securities Investment Ltd.:
Series 2016-3, Class A, 2.78%, 9/01/21 (a)(b)		10,929	10,791,012
Series 2017-2, Class A1, 2.78%, 2/01/22 (a)(b)		12,325	12,172,818
LSTAR Securities Investment Trust:
Series 2016-5, Class A1, 2.78%, 11/01/21 (a)(b)		9,814	9,834,769
Series 2015-8, Class A1, 2.78%, 8/01/20 (a)(b)		1,015	1,011,801
Series 2015-10, Class A1, 2.78%, 11/01/20 (a)(b)		1,014	1,013,319
Series 2015-10, Class A2, 4.28%, 11/01/20 (a)(b)		680	679,150
Series 2016-2, Class A, 2.78%, 3/01/21 (a)(b)		11,842	11,794,818
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.19%, 8/25/37 (a)(b)		2,031	1,400,259
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.58%, 5/25/36 (a)		3,340	3,076,545
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.36%, 6/26/47 (a)(b)		1,058	974,336

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.11%, 4/16/36 (a)(b)	USD	10,961	$9,076,471
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A4, 6.63%, 5/25/36 (c)		700	300,871
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.30%, 11/26/35 (a)(b)		1,700	1,527,917
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 1.20%, 1/15/39 (a)		402	372,342
RALI Series Trust, Series 2006-QO6, Class A2, 1.21%, 6/25/46 (a)		1,628	704,813
RALI Trust:
Series 2007-QH1, Class A1, 1.14%, 2/25/37 (a)		1,426	1,172,958
Series 2007-QH6, Class A1, 1.17%, 7/25/37 (a)		2,102	1,801,822
Series 2007-QH9, Class A1, 1.97%, 11/25/37 (a)		1,324	1,038,940
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 0.97%, 12/26/36 (a)(b)		1,092	1,028,526
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 1.32%, 6/25/35 (a)(b)		844	767,257
Series 2005-R3, Class AF, 1.38%, 9/25/35 (a)(b)		274	236,362
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, 1.17%, 6/25/36 (a)		2,239	1,836,610
Series 2006-AR5, Class 2A1, 1.19%, 5/25/46 (a)		836	630,482
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		1,725	1,484,362
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (a)		1,503	1,331,256
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.04%, 5/25/36 (c)		2,256	1,663,782

			205,272,210
Commercial Mortgage-Backed Securities — 3.7%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		266	265,350
Series 2007-3, Class AJ, 5.63%, 6/10/49 (a)		275	275,974
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		2,030	2,071,357
Series 2008-1, Class A4, 6.23%, 2/10/51 (a)		314	318,868
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 1.82%, 9/15/26 (a)(b)		1,204	1,205,017
Series 2013-DSNY, Class E, 3.37%, 9/15/26 (a)(b)		100	99,912
Series 2013-DSNY, Class F, 4.41%, 9/15/26 (a)(b)		2,303	2,295,905
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		2,231	2,107,281
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		6,140	5,354,694
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		724	723,349

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.97%, 2/15/28 (a)(b)	USD	1,410	$1,387,762
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (b)		2,730	2,773,787
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.29%, 8/25/35 (a)(b)		1,941	1,769,863
Series 2006-1A, Class A2, 1.34%, 4/25/36 (a)(b)		537	469,732
Series 2006-3A, Class A2, 1.28%, 10/25/36 (a)(b)		647	567,976
Series 2007-2A, Class A1, 1.05%, 7/25/37 (a)(b)		1,775	1,559,304
Series 2007-4A, Class A1, 1.43%, 9/25/37 (a)(b)		7,990	6,982,547
Series 2007-5A, Class A3, 1.78%, 10/25/37 (a)(b)		553	534,554
Series 2008-4, Class A3, 3.73%, 7/25/38 (a)(b)		959	990,781
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		790	764,691
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW16, Class AM, 5.70%, 6/11/40 (a)		2,324	2,329,057
Series 2007-PW17, Class AMFL, 1.46%, 6/11/50 (a)(b)		775	775,071
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		152	154,727
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (a)		2,720	2,775,928
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)		4,033	4,119,201
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)		3,565	3,570,587
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (b)		1,400	1,375,801
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		3,720	3,590,051
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class A, 2.00%, 5/15/29 (a)(b)		2,990	2,996,594
Series 2015-JWRZ, Class GL2, 4.60%, 5/15/29 (a)(b)		480	482,709
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		560	548,627
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)		5,103	5,112,399
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 2.61%, 7/15/30 (a)(b)		1,440	1,442,090
CGBAM Commercial Mortgage Trust: Series 2015-SMRT, Class E, 3.79%, 4/10/28 (a)(b)		770	768,292
Series 2015-SMRT, Class F, 3.79%, 4/10/28 (a)(b)		230	225,406
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.27%, 2/15/33 (a)(b)		327	328,045
Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		4,004	4,015,293

See Notes to Consolidated Financial Statements.

48	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.16%, 4/15/30 (a)(b)	USD	1,580	$1,580,000
Series 2017-SKY, Class E, 4.21%, 4/15/30 (a)(b)		3,390	3,390,000
Series 2017-SKY, Class F, 5.01%, 4/15/30 (a)(b)		420	420,000
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, 3.52%, 9/08/31 (b)		320	317,204
Series 16-SMPL, 4.51%, 9/08/31 (b)		620	601,976
Series 2013-375P, Class D, 3.52%, 5/10/35 (a)(b)		240	236,134
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		1,115	1,069,056
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		1,125	1,022,334
Series 2014-GC19, Class A4, 4.02%, 3/10/47		3,525	3,733,539
Series 2015-SHP2, Class F, 6.11%, 7/15/27 (a)(b)		370	370,712
Series 2015-SSHP, Class A, 2.06%, 9/15/27 (a)(b)		4,370	4,358,956
Series 2016-C1, Class C, 4.95%, 5/10/49 (a)		1,290	1,271,328
Series 2016-GC37, Class C, 4.92%, 2/10/26 (a)		640	622,655
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		3,050	2,041,030
Series 2017-P7, Class A4, 3.71%, 3/14/27 (a)		3,360	3,460,611
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,442	5,550,588
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		4,308	4,392,226
Series 2017-CD3, Class A4, 3.63%, 2/10/50		850	875,781
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		2,088	2,120,418
COMM Mortgage Trust:
Series 2005-C6, Class F, 5.66%, 6/10/44 (a)(b)		470	489,169
Series 2014-CR16, Class A4, 4.05%, 4/10/47		4,806	5,092,021
Series 2014-CR17, Class A5, 3.98%, 5/10/47		7,062	7,451,346
Series 2014-CR18, Class A4, 3.55%, 5/15/24		390	400,623
Series 2014-LC15, Class A4, 4.01%, 4/10/47		1,020	1,077,600
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.55%, 12/10/49 (a)(b)		7,617	7,519,602
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		600	607,100
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		68	68,378
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		1,656	1,686,126
Series 2013-WWP, Class D, 3.90%, 3/10/31 (b)		2,090	2,093,917
Series 2014-CR18, Class C, 4.74%, 7/15/47 (a)		2,974	3,045,345
Series 2014-CR19, Class A5, 3.80%, 8/10/24		1,391	1,454,933

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR21, Class C, 4.42%, 12/10/24 (a)	USD	1,010	$995,405
Series 2014-FL4, Class D, 3.22%, 7/13/31 (a)(b)		660	645,411
Series 2014-PAT, Class A, 1.57%, 8/13/27 (a)(b)		2,788	2,787,126
Series 2014-PAT, Class E, 4.03%, 8/13/27 (a)(b)		540	541,594
Series 2014-TWC, Class A, 1.73%, 2/13/17 (a)(b)		1,715	1,719,302
Series 2014-TWC, Class B, 2.48%, 2/13/17 (a)(b)		3,190	3,205,991
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		2,890	2,783,912
Series 2015-CR25, Class C, 4.55%, 8/10/48 (a)		1,740	1,705,335
Series 2015-CR25, Class D, 3.80%, 8/10/48 (a)		790	609,121
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		2,280	1,757,877
Series 2015-LC21, Class C, 4.31%, 7/10/48 (a)		1,600	1,507,525
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		630	561,683
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		1,971	1,906,406
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (b)		2,970	3,033,438
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,330	1,342,285
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		250	245,379
Series 2015-TEXW, Class F, 3.85%, 2/10/34 (a)(b)		5,869	5,603,046
Cosmopolitan Hotel Trust, Series 2016-CSMO,
Class A, 2.31%, 11/15/33 (a)(b)		4,990	5,030,593
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.21%, 11/12/43 (a)(b)		974	979,080
Credit Suisse Commercial Mortgage Trust: Series 2007-C2, Class AMFL, 1.17%, 1/15/49 (a)		446	446,102
Series 2007-C4, Class A1AM, 5.94%, 9/15/39 (a)		1,236	1,243,915
Series 2008-C1, Class A3, 6.06%, 2/15/41 (a)		1,579	1,596,572
Series 2014-TIKI, Class E, 4.06%, 9/15/38 (a)(b)		730	723,304
Series 2015-DEAL, Class A, 2.23%, 4/15/29 (a)(b)		5,251	5,257,928
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (b)		25,910	25,925,600
Series 17-1, Class CERT, 8.75%, 3/25/21 (b)		13,452	9,292,800
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		2,019	2,016,108
Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		551	550,924
Series 2014-TIKI, Class D, 3.02%, 9/15/38 (a)(b)		560	555,555
Series 2015-DEAL, Class D, 4.01%, 4/15/29 (a)(b)		1,205	1,208,760
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,730	2,856,723
Series 2016-MFF, Class A, 2.37%, 11/15/33 (a)(b)		690	691,598

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class C, 4.36%, 8/15/48 (a)	USD	780	$758,728
Deutsche Bank JPMorgan Mortgage Trust,
Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		3,608	2,785,573
Deutsche Bank Re-REMIC Trust,
Series 2011-C32, Class A3A, 5.21%, 6/17/49 (a)(b)		519	518,654
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 2.07%, 12/15/34 (a)(b)		610	612,503
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		2,571	2,549,129
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		4,750	4,635,966
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		4,082	3,926,896
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.87%, 8/10/45 (a)		1,234	1,232,297
Series 2010-C1, Class A1, 3.68%, 8/10/43 (b)		686	702,317
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		420	348,128
Series 2014-GC24, Class A5, 3.93%, 9/10/47		882	927,664
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,240	954,798
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		1,850	1,908,427
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)		760	732,372
Impac CMB Trust:
Series 2004-11, Class 1A2, 1.50%, 3/25/35 (a)		2,478	2,146,832
Series 2005-6, Class 1A1, 1.48%, 10/25/35 (a)		1,654	1,415,294
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,274,887
Series 2015-C28, Class B, 3.99%, 3/15/25 (a)		3,000	2,903,365
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		1,650	1,557,175
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 5.97%, 2/12/51 (a)		1,000	1,014,383
Series 2007-LD11, Class A4, 5.84%, 5/15/17 (a)		3,059	3,060,333
Series 2008-C2, Class A4FL, 2.27%, 2/12/51 (a)		2,188	2,118,335
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		70	69,775
Series 2014-C21, Class A5, 3.77%, 6/15/24		1,420	1,479,878
Series 2014-C22, Class A4, 3.80%, 9/15/47		563	583,697
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		800	644,798
Series 2014-CBM, Class E, 4.76%, 10/15/29 (a)(b)		670	674,659
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		885	900,263

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)	USD	1,780	$1,706,393
Series 2014-FL6, Class A, 2.31%, 11/15/31 (a)(b)		584	584,499
Series 2015-SGP, Class A, 2.61%, 7/15/36 (a)(b)		6,206	6,237,096
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,880	3,765,032
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		1,470	1,501,175
Series 2016-WPT, Class A, 2.22%, 10/15/33 (a)(b)		2,200	2,217,859
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.84%, 11/18/17 (a)(b)		277	277,462
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 7/15/44 (a)		820	824,027
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.68%, 9/15/45 (a)		446	453,391
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.23%, 3/25/37 (a)(b)		2,177	2,009,392
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.57%, 9/15/28 (a)(b)		782	785,731
Series 2015-LSP, Class D, 4.77%, 9/15/28 (a)(b)		691	700,594
Series 2015-LSP, Class E, 6.51%, 9/15/28 (a)(b)		1,007	1,021,875
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (b)		2,336	2,323,650
Merrill Lynch Mortgage Trust:
Series 2007-C1, Class A1A, 5.83%, 6/12/50 (a)		2,287	2,293,603
Series 2008-C1, Class AJ, 6.30%, 2/12/51 (a)		720	729,844
ML-CFC Commercial Mortgage Trust:
Series 2007-7, Class A4, 5.75%, 6/12/50 (a)		1,323	1,322,767
Series 2007-9, Class AM, 5.86%, 9/12/49 (a)		1,890	1,918,609
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		2,530	2,661,003
Series 2015-C23, Class D, 4.13%, 7/15/50 (a)(b)		970	800,435
Series 2015-C24, Class A4, 3.73%, 5/15/48		840	870,529
Series 2015-C25, Class C, 4.53%, 10/15/48 (a)		220	223,335
Series 2015-C25, Class D, 3.07%, 10/15/48		1,060	786,591
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	827,496
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		1,935	1,430,894
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		346	345,052
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		3,309	3,328,794
Series 2008-T29, Class A4, 6.29%, 1/11/43 (a)		1,258	1,288,561

See Notes to Consolidated Financial Statements.

50	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)	USD	1,290	$1,253,048
Series 2015-MS1, Class C, 4.03%, 5/15/48 (a)		560	527,044
Series 2015-XLF2, Class AFSB, 3.52%, 8/15/26 (a)(b)		600	600,000
Series 2017-PRME, Class D, 4.17%, 2/15/34 (a)(b)		700	700,184
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.95%, 8/12/45 (a)(b)		6,666	6,667,702
Series 2010-GG10, Class A4B, 5.87%, 8/15/45 (a)(b)		6,998	6,995,689
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		407	406,732
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.82%, 4/15/32 (a)(b)		593	592,420
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		2,949	2,875,625
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 3.21%, 6/25/45 (a)(b)		2,086	2,091,559
Series 2016-2, Class AFL, 2.58%, 10/25/46 (a)		1,497	1,498,854
Series 2016-2, Class M1, 3.66%, 10/25/46 (a)		360	349,740
Series 2016-2, Class M2, 4.46%, 10/25/46 (a)		200	194,818
Series 2016-2, Class M3, 5.50%, 10/25/46 (a)		340	330,711
Series 2016-2, Class M4, 7.23%, 10/25/46 (a)		370	358,341
VNDO Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		2,300	2,116,551
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		300	300,555
Series 2007-C32, Class AMFL, 0.99%, 6/15/49 (a)(b)		1,930	1,906,045
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (b)		3,533	3,568,429
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.12%, 6/15/29 (a)(b)		3,870	3,882,837
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.12%, 10/25/46 (a)		6,421	5,961,964
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.52%, 1/15/27 (a)(b)		8,224	8,047,492
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,230,259
Series 2015-C31, Class A4, 3.70%, 11/15/48		130	133,785
Series 2015-C31, Class D, 3.85%, 11/15/48		720	523,977
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 7/15/24		1,515	1,568,546

			365,231,410
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (a)		1,195	68,600

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK3, Class XB, 0.63%, 2/15/50 (a)	USD	23,000	$1,228,890
Series 2017-BNK3, Class XD, 1.29%, 2/15/50 (a)(b)		5,000	475,750
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		17,710	1,289,819
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.71%, 1/10/48 (a)(b)		5,497	640,620
Series 2016-C4, Class XA, 1.77%, 5/10/58 (a)		6,282	719,022
Series 2016-C4, Class XB, 0.73%, 5/10/58 (a)		5,810	326,115
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class XE, 1.23%, 10/10/47 (a)(b)		2,760	195,974
Series 2016-P3, Class XA, 1.71%, 4/15/49 (a)		8,632	957,522
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.05%, 2/10/50 (a)		13,993	1,108,840
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.46%, 3/10/46 (a)		30,757	1,080,387
Series 2014-CR14, Class XA, 0.83%, 2/10/47 (a)		47,139	1,510,584
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		150,000	1,050,000
Series 2015-CR22, Class XA, 1.01%, 3/10/48 (a)		28,560	1,519,829
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (a)		29,355	1,572,388
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (a)		23,809	1,426,465
Series 2015-LC21, Class XA, 0.86%, 7/10/48 (a)		82,217	3,553,458
Series 2016-DC2, Class XA, 1.07%, 2/10/26 (a)		11,123	766,142
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		12,909	431,583
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		9,900	609,632
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.06%, 11/15/48 (a)		7,106	434,485
Series 2016-C6, Class XA, 1.81%, 1/15/49 (a)		8,275	942,637
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		94,384	372,422
GS Mortgage Securities Trust:
Series 2016-GS3, Class XA, 1.28%, 10/10/49 (a)		4,948	435,634
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (a)		10,400	696,821
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class XA, 0.84%, 9/15/47 (a)		59,591	2,067,148
Series 2015-C28, Class XA, 1.19%, 10/15/48 (a)		7,526	435,070
Series 2015-C29, Class XA, 0.94%, 5/15/48 (a)		3,053	117,867

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	51

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C33, Class XA, 1.04%, 12/15/48 (a)	USD	15,625	$1,031,421
Series 2016-C1, Class XA, 1.40%, 3/15/49 (a)		18,088	1,549,955
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		4,940	274,664
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.61%, 4/15/46 (a)		4,570	135,290
Series 2014-C20, Class XA, 1.13%, 7/15/47 (a)		5,034	227,944
Series 2014-C21, Class XA, 1.09%, 8/15/47 (a)		8,076	467,260
Series 2014-C22, Class XA, 0.94%, 9/15/47 (a)		7,660	402,793
Series 2015-C27, Class XA, 1.37%, 2/15/48 (a)		37,570	2,609,786
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		13,040	580,280
Series 2016-JP4, Class XA, 0.82%, 12/15/49 (a)		2,995	149,720
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (a)(b)		4,000	233,860
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.14%, 12/15/47 (a)		5,931	322,704
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		4,370	275,131
Series 2015-C22, Class XA, 1.16%, 4/15/48 (a)		4,627	298,122
Series 2015-C26, Class XA, 1.12%, 10/15/48 (a)		12,160	848,163
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		4,490	436,159
Series 2016-C28, Class XA, 1.29%, 1/15/49 (a)		4,090	338,342
Series 2016-C29, Class XA, 1.66%, 5/15/49 (a)		7,848	848,305
Series 2016-C29, Class XB, 0.96%, 5/15/49 (a)		9,126	699,096
Series 2016-C31, Class XA, 1.47%, 11/15/49 (a)		2,661	260,690
Series 2016-C32, Class XA, 0.78%, 12/15/49 (a)		5,988	331,535
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (a)(b)		13,984	1,504,818
One Market Plaza Trust, Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (a)(b)		53,230	349,721
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.49%, 5/25/36 (a)(b)		125	630
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (a)		17,127	970,899
Series 2015-C30, Class XA, 1.01%, 9/15/58 (a)		3,525	220,639
Series 2015-NXS1, Class XB, 0.36%, 5/15/48 (a)		3,210	107,599
Series 2015-NXS4, Class XA, 0.96%, 12/15/48 (a)		3,234	191,967
Series 2016-BNK1, Class XB, 1.34%, 8/15/49 (a)		6,800	705,228

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)	USD	3,420	$308,929
Series 2016-C33, 1.81%, 3/17/59 (a)		16,261	1,772,315
Series 2016-LC25, Class XA, 1.10%, 12/15/59 (a)		12,372	863,034
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 1.98%, 8/15/45 (a)(b)		989	69,225
Series 2012-C9, Class XA, 2.09%, 11/15/45 (a)(b)		11,284	822,232
Series 2014-C20, Class XA, 1.17%, 5/15/47 (a)		4,977	269,343
Series 2014-C24, Class XA, 0.97%, 11/15/47 (a)		26,124	1,323,870

			47,835,373
Total Non-Agency Mortgage-Backed Securities — 6.3%			618,338,993

Other Interests (o)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(g)		1,888	—
Lehman Brothers Holdings, Inc. (d)(g)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.3%
Allied Irish Banks PLC, 7.38% (a)(m)	EUR	1,300	1,468,321
Banco Bilbao Vizcaya Argentaria SA, 8.88% (a)(m)		400	466,748
Banco Popular Espanol SA:
8.25% (a)(m)		1,000	977,725
11.50% (a)(m)		700	761,697
Banco Santander SA, 6.25% (a)(m)		1,900	2,001,650
Bank of East Asia Ltd., 5.50% (a)(m)	USD	688	687,941
Bank of Ireland, 7.38% (a)(m)	EUR	2,575	2,943,513
Cooperatieve Rabobank UA, 6.63% (a)(m)		1,600	1,853,507
HSH Nordbank AG, 7.25% (a)(m)	USD	5,535	1,456,225
Industrial & Commercial Bank of China Asia Ltd., 4.25% (a)(m)		850	829,964
Intesa Sanpaolo SpA, 7.00% (a)(m)	EUR	1,149	1,240,196
Macquarie Bank Ltd., 6.13% (a)(b)(m)	USD	5,779	5,807,895
National Westminster Bank PLC, 1.31% (a)(m)		1,600	1,288,002
Santander UK Group Holdings PLC, 6.75% (a)(m)	GBP	825	1,033,237
UniCredit SpA, 9.25% (a)(m)	EUR	350	407,452
Woori Bank, 4.50% (a)(m)	USD	1,250	1,231,186

			24,455,259
Capital Markets — 0.1%
Bank of New York Mellon Corp., 4.63% (a)(m)		6,967	6,688,320
State Street Corp., 2.13%, 6/15/37 (a)		1,048	918,310

See Notes to Consolidated Financial Statements.

52	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Capital Trusts		Par (000)	Value
Capital Markets (continued)
UBS Group AG:
5.75% (a)(m)	EUR	2,125	$2,450,807
6.88% (a)(m)	USD	1,100	1,142,625
7.00% (a)(m)		800	860,000

			12,060,062
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., 5.70% (a)(m)		200	206,723
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (m)		446	452,469
Huarong Finance 2017 Co. Ltd., 4.50% (a)(m)		1,184	1,203,999

			1,656,468
Electric Utilities — 0.0%
Gas Natural Fenosa Finance BV, 3.38% (a)(m)	EUR	900	935,252
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(m)	USD	3,770	3,958,500
Viacom, Inc., 6.25%, 2/28/57 (a)		4,797	4,835,376

			8,793,876
Transportation Infrastructure — 0.0%
Royal Capital BV, 4.88% (a)(m)		219	213,179
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
3.75% (a)(m)	EUR	500	534,735
5.88% (a)(m)		1,400	1,632,796

			2,167,531
Total Capital Trusts — 0.5%			50,488,350

Preferred Stocks		Shares
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (d)		12,471	1,390,279

Trust Preferreds
Banks — 0.1%
Citigroup Capital XIII, 7.41%, 10/30/40 (a)		349,440	9,312,576
Total Preferred Securities — 0.6%			61,191,205

Taxable Municipal Bonds		Par (000)
American Municipal Power, Inc. RB, 6.45%, 2/15/44	USD	895	1,127,387
Arizona Health Facilities Authority RB, 1.48%, 1/01/37 (a)		1,355	1,179,107
Bay Area Toll Authority RB:
6.92%, 4/01/40		3,145	4,256,474
7.04%, 4/01/50		7,275	10,467,052
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		2,465	2,675,388
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		4,270	4,085,707
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		1,190	1,364,299
California Infrastructure & Economic Development Bank RB:
5.00%, 10/01/35		820	966,214
5.00%, 10/01/36		820	963,885
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,035,610

Taxable Municipal Bonds		Par (000)	Value
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (b)	USD	1,000	$1,103,390
5.00%, 12/01/26 (b)		1,000	1,099,420
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		700	766,668
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		880	993,133
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	782,292
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		2,550	3,532,337
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		390	390,452
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		3,260	4,087,062
Clark County School District GO:
5.00%, 6/15/23		545	635,334
5.00%, 6/15/24		680	802,012
5.00%, 6/15/27		365	428,437
5.00%, 6/15/28		705	821,854
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		785	830,090
Commonwealth Financing Authority RB, 4.14%, 6/01/38		3,030	2,933,646
Commonwealth of Massachusetts GO, 5.00%, 7/01/28		835	1,033,955
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(g)		37,230	23,129,137
Contra Costa Community College District GO, 6.50%, 8/01/34		570	738,726
County of Clark, NV RB, 5.00%, 7/01/28		930	1,140,357
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,389,329
5.00%, 10/01/38		1,600	1,755,408
County of Miami-Dade, FL GO:
5.00%, 7/01/34		1,000	1,143,950
5.00%, 7/01/35		960	1,093,238
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,159,602
Series A, 5.00%, 11/01/43		60	63,628
5.00%, 11/01/45		3,670	3,889,319
5.00%, 11/01/45		2,650	2,829,643
District of Columbia RB:
5.00%, 7/15/34		775	870,991
5.59%, 12/01/34		2,675	3,264,731
5.00%, 7/15/35		775	867,861
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		4,095	4,016,417
5.75%, 6/01/47		900	899,874
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		600	603,690
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		755	868,899
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		840	962,270
Horry County School District, SC GO:
5.00%, 3/01/24		750	895,117
5.00%, 3/01/25		870	1,047,758
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		850	895,483
Los Angeles Community College District GO, 6.60%, 8/01/42		1,860	2,576,026
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		1,065	1,491,298
Los Angeles Unified School District, 5.75%, 7/01/34		415	509,388

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	53

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Unified School District GO, 6.76%, 7/01/34	USD	4,355	$5,835,265
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		815	936,810
Massachusetts Clean Water Trust RB:
5.00%, 2/01/27		670	817,078
5.00%, 2/01/28		1,140	1,381,190
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		1,260	1,375,744
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		500	551,865
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	887,961
6.67%, 11/15/39		350	464,727
6.69%, 11/15/40		1,160	1,541,454
6.81%, 11/15/40		860	1,157,027
5.00%, 11/15/42		1,700	1,948,489
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,499,306
5.00%, 10/01/53		1,000	1,041,200
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		1,300	1,387,646
Michigan Finance Authority RB, 5.00%, 6/01/39		840	913,114
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		1,610	1,715,713
Municipal Electric Authority of Georgia RB:
5.00%, 1/01/20		1,630	1,765,176
6.64%, 4/01/57		1,610	1,830,731
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,351,710
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/29		915	966,972
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		930	1,049,542
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		1,265	1,176,754
5.00%, 8/01/31		470	549,345
New York City Water & Sewer System RB:
5.75%, 6/15/41		1,330	1,725,502
6.01%, 6/15/42		665	868,610
5.38%, 6/15/43		4,410	4,972,231
5.50%, 6/15/43		5,285	5,992,503
5.88%, 6/15/44		1,195	1,541,849
5.00%, 6/15/47		1,000	1,134,820
New York State Dormitory Authority RB:
5.00%, 2/15/27		870	1,050,812
5.00%, 2/15/28		870	1,046,880
5.00%, 2/15/31		780	918,458
5.00%, 3/15/32		1,395	1,625,775
5.39%, 3/15/40		1,470	1,754,607
New York State Urban Development Corp. RB:
5.00%, 3/15/25		470	563,281
5.00%, 3/15/27		810	987,163
New York Transportation Development Corp. RB, 5.25%, 1/01/50		2,235	2,396,970
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		2,790	3,772,080
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,118,870
5.00%, 12/31/38		320	345,805
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		1,970	2,239,260
4.93%, 10/01/51		1,045	1,178,844
4.46%, 10/01/62		3,505	3,659,956
4.81%, 10/15/65		1,740	1,911,268

Taxable Municipal Bonds		Par (000)	Value
Port of Seattle, WA GO, 5.00%, 1/01/42	USD	1,710	$1,976,828
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		2,860	3,718,000
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		1,700	1,949,101
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,957	2,725,970
5.00%, 12/01/49		1,730	1,795,307
5.00%, 12/01/50		1,730	1,802,868
5.50%, 12/01/54		880	946,581
State of California GO:
5.00%, 9/01/27		250	299,900
7.50%, 4/01/34		2,210	3,126,796
7.55%, 4/01/39		3,715	5,442,215
7.30%, 10/01/39		820	1,151,255
7.35%, 11/01/39		1,320	1,864,355
7.60%, 11/01/40		6,115	9,122,846
State of Georgia GO, 5.00%, 7/01/26		855	1,056,789
State of Illinois GO, 5.10%, 6/01/33		8,190	7,461,663
State of Maryland GO:
5.00%, 3/15/28		840	1,037,224
5.00%, 3/15/29		840	1,029,538
5.00%, 3/15/31		2,710	3,266,688
State of Washington GO:
5.00%, 7/01/28		480	562,210
5.00%, 8/01/28		1,000	1,194,520
5.00%, 8/01/29		1,000	1,186,340
5.00%, 8/01/30		1,000	1,180,460
State of Wisconsin GO:
5.00%, 5/01/24		1,460	1,746,525
5.00%, 5/01/25		1,665	2,013,568
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	892,566
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	390,631
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		3,055	2,911,293
Tobacco Settlement Financing Corp. RB:
5.00%, 6/01/41		1,700	1,653,182
6.71%, 6/01/46		3,325	2,771,454
University of California RB, 4.86%, 5/15/12		1,415	1,397,270
University of Houston RB:
5.00%, 2/15/33		955	1,095,566
5.00%, 2/15/34		875	999,416
5.00%, 2/15/35		1,990	2,264,700
5.00%, 2/15/36		2,560	2,907,034
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		1,190	1,379,638
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19		895	961,516
5.00%, 6/01/20		965	1,063,112
5.00%, 6/01/21		960	1,077,898
5.00%, 6/01/22		1,050	1,195,992
5.00%, 6/01/23		870	1,000,631
5.00%, 6/01/24		935	1,085,479
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	854,962
Total Taxable Municipal Bonds — 2.7%			266,973,595

See Notes to Consolidated Financial Statements.

54	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	$2,045,032
Freddie Mac:
3.75%, 3/27/19		3,650	3,821,805
4.88%, 6/13/18		4,300	4,484,560

			10,351,397
Collateralized Mortgage Obligations — 0.5%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		6	6,149
Series 2013-C01, Class M2, 6.23%, 10/25/23 (a)		5,505	6,282,863
Series 2016-C02, Class 1M2, 6.78%, 9/25/28 (a)		640	730,378
Series 2016-C04, Class 1M2, 5.23%, 1/25/29 (a)		5,140	5,456,524
Series 2016-C05, Class 2M2, 5.43%, 1/25/29 (a)		5,200	5,556,496
Series 2016-C06, Class 1M2, 5.23%, 4/25/29 (a)		4,038	4,275,812
Series 2016-C07, Class 2M2, 5.13%, 4/25/29 (a)		298	314,591
Series 2017-C01, Class 1B1, 6.73%, 7/25/29 (a)		1,713	1,789,311
Series 2017-C01, Class 1M2, 4.53%, 7/25/29 (a)		3,850	3,896,572
Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (a)		3,505	3,510,608
Freddie Mac:
Series 2015-DN1, Class B, 12.28%, 1/25/25 (a)		511	663,071
Series 2015-HQ2, Class B, 8.93%, 5/25/25 (a)		534	610,508
Series 2016-DNA4, Class M3, 4.78%, 3/25/29 (a)		3,200	3,304,146
Series 2016-HQA3, Class M3, 4.83%, 3/25/29 (a)		3,420	3,537,706
Series 2017-DNA1, Class M2, 4.23%, 7/25/29 (a)		3,290	3,283,961
Series 2017-HQA1, Class M2, 4.53%, 8/25/29 (a)		2,120	2,121,164

			45,339,860
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		2,844	2,972,725
Series 2015-M10, Class A2, 3.09%, 4/25/27 (a)		1,000	1,003,931
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23 (a)		1,220	1,287,890
Series KPLB, Class A, 2.77%, 5/25/25		2,700	2,676,554

			7,941,100
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-152, Class PI, 4.00%, 10/20/45		2,530	346,863
Series 2016-82, Class IM, 4.00%, 2/01/46		964	123,651
Series 2016-82, Class WI, 4.00%, 2/20/46		1,614	218,471

			688,985
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.29%, 1/25/22 (a)		11,479	768,703

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-M13, Class X2, 0.13%, 8/25/24 (a)	USD	123,679	$1,141,534
Series 2015-M4, Class X2, 0.56%, 7/25/22 (a)		40,998	931,881
Freddie Mac:
Series K038, Class X1, 1.19%, 3/25/24 (a)		10,127	669,090
Series K056, Class X1, 1.39%, 5/25/26 (a)		9,882	901,930
Series K718, Class X1, 0.65%, 1/25/22 (a)		6,033	156,569
Series K721, Class X1, 0.34%, 8/25/22 (a)		12,856	200,683
Ginnie Mae:
Series 2012-120, Class IO, 0.80%, 2/16/53 (a)		16,666	844,348
Series 2014-112, Class IO, 1.19%, 1/16/48 (a)		18,887	1,106,046
Series 2014-172, Class IO, 0.95%, 1/16/49 (a)		19,539	988,023
Series 2014-40, Class AI, 1.00%, 2/16/39		9,835	238,798
Series 2014-52, Class AI, 0.83%, 8/16/41		6,910	171,221
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		6,650	525,904
Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		8,102	729,735
Series 2016-119, Class IO, 1.13%, 10/16/52 (a)		10,260	849,228
Series 2016-125, Class IO, 1.09%, 12/16/57 (a)		9,553	771,843
Series 2016-152, Class IO, 0.99%, 8/15/58 (a)		18,599	1,547,792
Series 2016-158, Class IO, 0.93%, 6/16/58 (a)		6,680	509,323
Series 2016-87, Class IO, 1.01%, 8/16/58 (a)		9,440	725,563

			13,778,214
Mortgage-Backed Securities — 70.3%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		1,830	1,921,912
2.50%, 5/01/26-4/01/32 (p)		109,090	109,261,391
2.69%, 4/01/25		1,170	1,162,756
3.00%, 1/01/29-4/01/47 (l)(p)(q)		1,752,942	1,745,415,713
3.14%, 12/01/40 (a)		1,723	1,821,767
3.50%, 9/01/23-4/01/47 (p)		1,512,630	1,550,407,184
4.00%, 1/01/25-4/01/47 (p)		810,866	852,384,317
4.50%, 2/01/25-4/01/47 (p)		157,401	168,720,885
5.00%, 5/01/23-4/01/47 (p)		67,430	73,771,662
5.50%, 12/01/32-4/01/47 (p)		40,841	45,674,155
6.00%, 2/01/34-4/01/47 (p)		23,572	26,590,806
6.50%, 5/01/40		4,839	5,441,343
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/24-4/01/32 (p)		64,268	64,363,750
2.90%, 6/01/42 (a)		1,816	1,876,605
3.00%, 1/01/30-4/01/47 (p)		495,070	492,908,546
3.50%, 8/01/24-4/01/47 (p)		295,557	303,299,828
4.00%, 8/01/40-4/01/47 (p)		480,336	504,107,902
4.50%, 2/01/39-4/01/47 (p)		42,242	45,359,163
5.00%, 7/01/35-11/01/41		17,686	19,342,301
5.50%, 2/01/35-6/01/41		5,435	6,035,362
6.00%, 4/01/47 (p)		15,600	17,609,719
Ginnie Mae Mortgage-Backed Securities:
2.13%, 5/20/34 (a)		719	747,175

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	55

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 4/15/47 (p)	USD	242,348	$244,463,509
3.50%, 12/20/41-4/15/47 (p)		376,307	390,434,753
4.00%, 7/20/39-4/15/47 (p)		148,297	156,988,271
4.50%, 8/20/38-4/15/47 (p)		81,991	87,846,817
5.00%, 4/15/33-7/20/44		12,538	13,743,647
5.50%, 4/15/47 (p)		5,800	6,331,364

			6,938,032,603
Total U.S. Government Sponsored Agency Securities — 71.1%			7,016,132,159

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.13%, 3/31/24		64,453	64,072,856
2.25%, 8/15/46 (l)		175,999	148,952,882
2.88%, 11/15/46 (l)		153,451	148,888,974
3.00%, 2/15/47 (l)		109,071	108,683,253
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26 (r)		101,755	102,236,616
0.38%, 1/15/27		41,354	41,186,566
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19 (l)		192,123	191,713,953
1.25%, 3/31/19		22,145	22,140,682
1.38%, 1/15/20-2/15/20 (l)(r)		633,214	631,469,861
1.63%, 3/15/20 (l)(r)		208,175	208,923,181
2.00%, 12/31/21-11/15/26 (l)		101,240	98,328,828
1.88%, 1/31/22-3/31/22 (l)(r)		419,809	418,896,674
2.25%, 1/31/24-2/15/27 (l)		96,339	96,623,922
2.13%, 2/29/24		96,313	95,793,777
1.50%, 8/15/26 (l)		91,629	84,785,413
U.S. Treasury Strips, 0.00%, 5/15/36 (i)(l)		14,105	7,976,871
Total U.S. Treasury Obligations — 25.0%			2,470,674,309
Total Long-Term Investments (Cost — $15,088,756,465) — 153.0%			15,096,360,383

Short-Term Securities
Borrowed Bond Agreements — 5.9%(s)
Barclays Bank PLC, (2.75)%, Open (t) (Purchased on 1/26/17 to be repurchased at $519,443, collateralized by Bank of Communications Co. Ltd., 5.00% (m), par and fair value of USD 500,000 and $512,650, respectively)		522	521,875
Barclays Bank PLC, (0.70)%, Open (t) (Purchased on 2/06/17 to be repurchased at EUR 2,790,589, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 2,200,000 and $2,977,245, respectively)	EUR	2,793	2,980,023
Barclays Bank PLC, 0.14%, Open (t) (Purchased on 1/20/17 to be repurchased at GBP 42,432,883, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 35,592,894 and $53,984,190, respectively)	GBP	42,421	53,149,357

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (s)
Barclays Bank PLC, 0.17%, Open (t) (Purchased on 10/18/16 to be repurchased at GBP 41,748,781, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 34,438,102 and $52,232,702, respectively)	GBP	41,716	$52,266,445
BNP Paribas Securities Corp., 0.00%, Open (t) (Purchased on 3/31/17 to be repurchased at GBP 44,258,750, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 36,409,372 and $55,222,552, respectively)		44,259	55,451,655
BNP Paribas Securities Corp., 0.15%, Open (t) (Purchased on 12/01/16 to be repurchased at GBP 39,986,283, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 33,965,079 and $51,515,263, respectively)		39,966	50,073,657
BNP Paribas Securities Corp., 0.16%, Open (t) (Purchased on 1/20/17 to be repurchased at GBP 42,240,622, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 35,592,894 and $53,984,190, respectively)		42,228	52,907,159
Citigroup Global Markets Limited, (0.10)%, Open (t) (Purchased on 2/24/17 to be repurchased at $454,873, collateralized by Barclays Bank PLC, 7.63% due at 11/21/22, par and fair value of USD 394,000 and $430,918, respectively)	USD	455	454,912
Citigroup Global Markets, Inc., 0.00%, Open (t) (Purchased on 3/30/17 to be repurchased at $3,809,025, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 3,762,000 and $3,798,514, respectively)		3,809	3,809,025
Citigroup Global Markets, Inc., 0.60%, Open (t) (Purchased on 3/23/17 to be repurchased at $5,910,455, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 5,837,000 and $5,893,654, respectively)		5,910	5,909,963
Deutsche Bank AG, (0.60)%, Open (t) (Purchased on 1/31/17 to be repurchased at EUR 2,851,824, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 2,200,000 and $2,977,245, respectively)	EUR	2,855	3,045,279
Deutsche Bank Securities, Inc., 0.75%, 4/17/17 (Purchased on 3/17/17 to be repurchased at $7,995,748, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $8,183,354, respectively)	USD	7,991	7,990,587
J.P. Morgan Securities PLC, (2.00)%, Open (t) (Purchased on 3/01/17 to be repurchased at EUR 5,736,403, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 5,100,000 and $6,059,848, respectively)	EUR	5,746	6,129,489

See Notes to Consolidated Financial Statements.

56	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (s)
J.P. Morgan Securities PLC, (2.00)%, Open (t) (Purchased on 3/29/17 to be repurchased at EUR 2,812,094, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 2,500,000 and $2,970,513, respectively)	EUR	2,812	$3,000,117
J.P. Morgan Securities PLC, (1.60)%, Open (t) (Purchased on 3/21/17 to be repurchased at EUR 17,032,844, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 14,600,000 and $17,862,408,respectively)		17,040	18,177,964
J.P. Morgan Securities PLC, (1.30)%, Open (t) (Purchased on 2/23/17 to be repurchased at EUR 419,899, collateralized by Jaguar Land Rover Automotive PLC, 2.20% due at 1/15/24, par and fair value of EUR 400,000 and $422,241, respectively)		420	448,533
J.P. Morgan Securities PLC, (1.10)%, Open (t) (Purchased on 1/31/17 to be repurchased at EUR 111,750, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $113,164, respectively)		112	119,423
J.P. Morgan Securities PLC, (0.80)%, Open (t) (Purchased on 3/24/17 to be repurchased at EUR 11,476,270, collateralized by Deutsche Bundesrepublik Inflation Linked Bonds, 0.10% due at 4/15/26, par and fair value of EUR 10,403,515 and $12,265,808, respectively)		11,477	12,244,010
J.P. Morgan Securities PLC, (0.25)%, Open (t) (Purchased on 2/01/17 to be repurchased at $554,723, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (m), par and fair value of USD 500,000 and $526,454, respectively)	USD	555	554,943
J.P. Morgan Securities PLC, (0.05)%, 4/3/17 (Purchased on 3/24/17 to be repurchased at GBP 43,901,361, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 36,409,372 and $55,222,551, respectively)	GBP	43,902	55,004,418
J.P. Morgan Securities PLC, 0.02%, 4/24/17 (Purchased on 3/22/17 to be repurchased at GBP 150,995,288, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 151,599,000 and $189,463,276,respectively)		150,993	189,178,181
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.75%, 4/3/17 (Purchased on 3/30/17 to be repurchased at $5,017,439, collateralized by U.S. Treasury Inflation Indexed Bonds, 0.88% due at 2/15/47, par and fair value of USD 5,129,580 and $5,052,388, respectively)	USD	5,017	5,017,125

			578,434,140

Certificates of Deposit		Par (000)	Value
Domestic — 0.2%
Wells Fargo Bank N.A., 1.64%, 9/22/17 (a)	USD	24,620	$24,672,514
Yankee — 1.8%(j)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (a)		25,030	25,074,628
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (a)		25,030	25,072,025
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (a)		25,030	25,081,462
Credit Suisse AG, New York, 1.82%, 8/16/17 (a)		12,280	12,302,129
Credit Suisse AG, New York, 1.83%, 8/24/17 (a)		12,080	12,102,940
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (a)		25,030	25,071,675
Sumitomo Mitsui Banking Corp., New York, 1.67%, 8/18/17 (a)		13,070	13,093,291
Toronto-Dominion Bank, New York, 1.54%, 8/15/17 (a)		24,630	24,674,457
UBS AG, Stamford, CT, 1.53%, 9/01/17		12,740	12,758,298

			175,230,905
Total Certificates of Deposit — 2.0%			199,903,419

Commercial Paper
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (a)(u)		12,820	12,833,652
BPCE SA, 1.49%, 8/14/17 (u)		25,150	25,033,327
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (u)		24,820	24,706,779
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (a)(u)		25,030	25,056,567
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (a)(u)		12,860	12,874,636
Total Commercial Paper — 1.0%			100,504,961

Money Market Funds		Shares
SL Liquidity Series, LLC, Money Market Series, 1.11% (n)(v)(w)		19,434,774	19,436,717

Total Money Market Funds — 0.2%			19,436,717
Total Short-Term Securities (Cost — $894,820,786) — 9.1%			898,279,237

Options Purchased
(Cost — $23,648,858) — 0.2%			18,541,238
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $16,007,226,109) — 162.3%			16,013,180,858

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	57

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

TBA Sale Commitments (p)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32	USD	34,888	$(34,904,356)
3.00%, 4/01/32-4/01/47		1,172,221	(1,162,591,098)
3.50%, 4/01/32-4/01/47		1,089,452	(1,115,388,771)
4.00%, 4/01/47		752,445	(789,244,226)
4.50%, 4/01/47		71,768	(76,929,453)
5.00%, 4/01/47		12,463	(13,617,890)
6.00%, 4/01/47		1,218	(1,376,626)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47		255,874	(253,514,710)
3.50%, 4/01/47		80,789	(82,619,706)
4.00%, 4/01/47		373,545	(391,813,666)
6.00%, 4/01/47		7,800	(8,809,125)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/47		98,230	(101,851,573)
4.00%, 4/01/47		25,286	(26,706,363)
4.50%, 4/01/47		17,785	(18,993,825)
Total TBA Sale Commitments (Proceeds — $4,059,295,035) — (41.3)%			(4,078,361,388)

Options Written
(Premiums Received — $9,335,012) — (0.1)%			(7,870,887)

Borrowed Bonds
Corporate Bonds — (0.1)%
Bank of Communications Co. Ltd., 5.00% (a)(m)		500	(512,650)
Barclays Bank PLC, 7.63%, 11/21/22		394	(430,918)
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24	EUR	400	(422,241)
Shell International Finance BV, 3.25%, 5/11/25	USD	5,837	(5,893,654)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	100	(113,164)

			(7,372,627)

Borrowed Bonds		Par (000)	Value
Foreign Agency Obligations — (0.0)%
Industrial & Commercial Bank of China Ltd., 6.00% (a)(m)	USD	500	$(526,454)

			(526,454)
Foreign Government Obligations — (5.1)%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	10,404	(12,265,808)
Kingdom of Spain, 5.40%, 1/31/23		4,400	(5,954,490)
Republic of France,
3.00%, 4/25/22		14,600	(17,862,408)
2.25%, 10/25/22		7,600	(9,030,361)
United Kingdom Gilt,
0.50%, 7/22/22	GBP	151,599	(189,463,276)
United Kingdom Gilt Inflation Linked Bonds,
0.13%, 3/22/26		175,998	(266,938,896)

			(501,515,239)
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Inflation Indexed Bonds, 0.88%, 2/15/47	USD	5,130	(5,052,388)
U.S. Treasury Strips, 0.00%, 2/15/36 (i)		13,601	(8,183,354)

			(13,235,742)
Total Borrowed Bonds (Proceeds — $514,422,832) — (5.3)%			(522,650,062)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 115.6%			11,404,298,521
Liabilities in Excess of Other Assets — (15.6)%			(1,538,217,145)

Net Assets — 100.0%			$9,866,081,376

Notes to Consolidated Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Security, or a portion of the security, is on loan.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Issuer is a U.S. branch of a foreign domiciled bank.

(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(m)	Perpetual security with no stated maturity date.

See Notes to Consolidated Financial Statements.

58	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(n)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2016	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$7,020	—		$(3,646)	$3,374	$3,125	$8		$18	$(157)
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,766,479	—		(277,766,479)[1]	—	—	40,296		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,194,803		(75,459)	1,119,344	98,256,016	22,115		15,409	1,720,896
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	20,580		(20,580)	—	—	—		2,976	—
iShares MSCI Emerging Markets ETF	70,243	290,857		(136,963)	224,137	8,828,756	—		(340,409)	44,724
SL Liquidity Series, LLC, Money Market Series	2,081,765	17,353,009	[2]	—	19,434,774	19,436,717	45,515	[3]	(6,759)	—
Total						$126,524,614	$107,934		$(328,765)	$1,765,463

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(p)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$(11,426,729)	$(137,786)
Barclays Capital, Inc.	$(394,206,518)	$(762,557)
BNP Paribas Securities Corp.	$11,160,174	$(78,589)
BNY Mellon Capital Markets LLC	$419,562	$2,063
Citigroup Global Markets, Inc.	$1,837,323	$213,124
Credit Suisse Securities (USA) LLC	$92,676,482	$225,718
Daiwa Capital Markets America, Inc.	$6,853,367	$36,117
Deutsche Bank Securities, Inc.	$40,872,506	$(16,650)
Goldman Sachs & Co.	$32,314,697	$(1,394,628)
J.P. Morgan Securities LLC	$(189,812,769)	$(440,567)
Jefferies LLC	$93,169,226	$939,163
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$19,392,051	$1,304,131
Mizuho Securities USA, Inc.	$71,687,591	$695,851
Morgan Stanley & Co. LLC	$102,297,122	$911,189
Nomura Securities International, Inc.	$22,301,267	$79,405
RBC Capital Markets, LLC	$(167,729,002)	$(1,399,076)
Wells Fargo Securities, LLC	$(35,035,459)	$(642,595)

(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(r)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

(s)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(t)	The amount to be repurchased assumes the maturity will be the day after the period end.

(u)	Rates are discount rates or a range of discount rates at the time of purchase.

(v)	Security was purchased with the cash collateral from loaned securities.

(w)	Current yield as of period end.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	59

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	6/29/16	Open	$ 433,550	$ 434,953	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	9/13/16	Open	2,572,235	2,580,558	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.63%	2/03/17	Open	80,100,000	80,179,900	U.S. Treasury Obligations	Open/Demand[1]
MUFG Securities Americas, Inc.	0.12%	3/09/17	Open	149,250,000	149,261,443	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.45%	3/09/17	Open	97,000,000	97,027,888	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.90%	3/17/17	4/17/17	7,757,750	7,760,659	U.S. Treasury Obligations	Up to 30 Days
MUFG Securities Americas, Inc.	0.68%	3/21/17	Open	82,912,500	82,929,727	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.52%	3/28/17	Open	149,812,500	149,821,156	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.37%	3/28/17	Open	22,971,250	22,972,194	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.82%	3/28/17	Open	90,675,000	90,683,261	U.S. Treasury Obligations	Open/Demand[1]
Barclays Capital, Inc.	0.65%	3/31/17	4/03/17	165,899,000	165,901,995	U.S. Treasury Obligations	Overnight
Credit Agricole Corporate & Investment Bank SA	1.05%	3/31/17	Open	14,105,000	14,105,411	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.80%	3/31/17	4/03/17	166,509,683	166,513,383	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.80%	3/31/17	4/03/17	150,381,588	150,384,930	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.87%	3/31/17	4/03/17	84,750,000	84,752,048	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	3/31/17	4/03/17	207,039,497	207,042,085	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.70%	3/31/17	4/03/17	184,768,750	184,772,343	U.S. Treasury Obligations	Overnight
Total				$1,656,938,303	$1,657,123,934

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	Hang Seng China Enterprises Index	April 2017	USD	330,953	$ 1,588
(4)	Hang Seng Index	April 2017	USD	621,012	1,888
(52)	CBOE Volatility Index	May 2017	USD	705,900	49,176
478	VSTOXX Mini	May 2017	USD	938,275	(69,118)
1,154	Euro Dollar	June 2017	USD	284,778,350	137,157
87	Euro STOXX 50 Index	June 2017	USD	3,179,735	39,030
(58)	Euro STOXX Banks Index	June 2017	USD	543,259	(4,382)
(778)	Euro-Bobl	June 2017	USD	109,390,429	300,813
19	Euro-BTP Italian Government Bond	June 2017	USD	2,648,990	7,688
(1,056)	Euro-Bund	June 2017	USD	181,846,764	50,202
(138)	Euro-OAT	June 2017	USD	21,647,059	(45,988)
(6)	Euro-Schatz	June 2017	USD	718,460	1,500
1,633	Long Gilt British	June 2017	USD	261,026,230	3,499,779
(5)	Nikkei 225 Index	June 2017	USD	849,277	(3,610)
222	Russell 2000 Mini Index	June 2017	USD	15,366,840	55,068
205	S&P 500 E-Mini Index	June 2017	USD	24,181,800	51,884
968	U.S. Treasury Bonds (30 Year)	June 2017	USD	146,016,750	(683,772)
(2,948)	U.S. Treasury Notes (10 Year)	June 2017	USD	367,210,250	(896,670)
(1,508)	U.S. Treasury Notes (2 Year)	June 2017	USD	326,411,314	59,889
750	U.S. Treasury Notes (5 Year)	June 2017	USD	88,294,922	37,714
(30)	U.S. Ultra Treasury Bonds	June 2017	USD	4,818,750	(54,452)
(169)	WTI Light Sweet Crude Oil[1]	June 2017	USD	8,630,830	(378,881)
178	WTI Light Sweet Crude Oil[1]	September 2017	USD	9,227,520	380,094
328	Euro Dollar	December 2017	USD	80,729,000	61,054

See Notes to Consolidated Financial Statements.

60	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(771)	Euro Dollar	June 2018	USD	189,319,050	$ (198,397)
(492)	Euro Dollar	December 2018	USD	120,527,700	(37,569)
(716)	Euro Dollar	March 2019	USD	175,267,850	(200,574)
Total					$2,161,111

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,409,016	USD	1,800,000	Bank of America N.A.	4/03/17	$ 11,574
CAD	4,492,131	USD	3,353,000	Barclays Bank PLC	4/03/17	25,072
CAD	462,096	USD	347,000	Deutsche Bank AG	4/03/17	495
CAD	1,004,758	USD	751,000	Nomura International PLC	4/03/17	4,576
MXN	11,608,900	USD	615,000	Barclays Bank PLC	4/03/17	4,771
MXN	33,693,408	USD	1,786,000	Barclays Bank PLC	4/03/17	12,809
MXN	17,856,382	USD	947,000	Citibank N.A.	4/03/17	6,309
MXN	6,893,656	USD	361,000	Citibank N.A.	4/03/17	7,036
MXN	13,913,710	USD	732,000	Deutsche Bank AG	4/03/17	10,819
MXN	15,366,806	USD	813,000	Goldman Sachs International	4/03/17	7,397
MXN	15,282,049	USD	802,060	Goldman Sachs International	4/03/17	13,811
MXN	5,486,777	USD	287,940	Société Générale	4/03/17	4,986
USD	1,466,000	CAD	1,951,407	BNP Paribas S.A.	4/03/17	(1,454)
USD	448,000	CAD	597,228	Goldman Sachs International	4/03/17	(1,114)
USD	2,193,000	CAD	2,927,484	Royal Bank of Canada	4/03/17	(8,461)
USD	2,144,000	CAD	2,854,043	Royal Bank of Canada	4/03/17	(2,234)
BRL	7,602,095	USD	2,379,000	BNP Paribas S.A.	4/04/17	47,102
BRL	9,340,151	USD	2,997,000	Goldman Sachs International	4/04/17	(16,221)
BRL	5,743,750	USD	1,838,000	Goldman Sachs International	4/04/17	(4,962)
BRL	12,508	USD	4,000	Goldman Sachs International	4/04/17	(8)
BRL	6,658,301	USD	2,102,400	Goldman Sachs International	4/04/17	22,504
BRL	9,987,451	USD	3,153,600	Goldman Sachs International	4/04/17	33,756
BRL	7,521,818	USD	2,405,000	Royal Bank of Scotland PLC	4/04/17	(4,517)
EUR	2,333,707	USD	2,495,000	Barclays Bank PLC	4/04/17	(4,948)
GBP	2,026,584	USD	2,530,000	Northern Trust Corp.	4/04/17	9,341
HUF	719,895,574	USD	2,495,000	Goldman Sachs International	4/04/17	(6,174)
JPY	278,016,852	USD	2,495,000	Royal Bank of Canada	4/04/17	2,637
RUB	28,885,760	USD	500,000	Citibank N.A.	4/04/17	12,785
RUB	78,644,169	USD	1,350,000	Citibank N.A.	4/04/17	46,104
RUB	40,094,568	USD	680,000	Deutsche Bank AG	4/04/17	31,765
SEK	22,276,231	USD	2,495,000	Standard Chartered Bank	4/04/17	(8,532)
TRY	1,816,768	USD	500,000	Citibank N.A.	4/04/17	(699)
TRY	4,877,933	USD	1,330,000	Citibank N.A.	4/04/17	10,599
TRY	2,436,146	USD	665,000	Goldman Sachs International	4/04/17	4,524
USD	2,238,000	BRL	6,975,846	Goldman Sachs International	4/04/17	11,756
USD	2,409,000	BRL	7,669,052	JPMorgan Chase Bank N.A.	4/04/17	(38,471)
USD	2,379,000	BRL	7,630,643	Morgan Stanley & Co. International PLC	4/04/17	(56,213)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	61

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,597,000	BRL	8,105,756	Morgan Stanley & Co. International PLC	4/04/17	$ 10,161
USD	5,256,000	BRL	16,438,534	Royal Bank of Scotland PLC	4/04/17	9,871
USD	1,330,000	EUR	1,259,951	Goldman Sachs International	4/04/17	(14,360)
USD	500,000	EUR	463,414	Goldman Sachs International	4/04/17	5,540
USD	665,000	EUR	625,357	State Street Bank and Trust Co.	4/04/17	(2,252)
USD	500,000	GBP	399,943	Citibank N.A.	4/04/17	(1,134)
USD	680,000	GBP	546,732	Goldman Sachs International	4/04/17	(5,064)
USD	1,350,000	GBP	1,081,543	State Street Bank and Trust Co.	4/04/17	(5,190)
USD	1,330,000	HUF	386,996,218	Barclays Bank PLC	4/04/17	(7,925)
USD	665,000	HUF	192,904,929	Citibank N.A.	4/04/17	(1,912)
USD	500,000	HUF	143,217,500	Citibank N.A.	4/04/17	4,868
USD	1,330,000	JPY	150,858,814	JPMorgan Chase Bank N.A.	4/04/17	(25,280)
USD	665,000	JPY	74,345,570	Morgan Stanley & Co. International PLC	4/04/17	(2,903)
USD	500,000	JPY	55,390,200	Royal Bank of Canada	4/04/17	2,388
USD	2,530,000	RUB	141,999,908	BNP Paribas S.A.	4/04/17	9,195
USD	1,330,000	SEK	11,926,407	Barclays Bank PLC	4/04/17	(1,223)
USD	500,000	SEK	4,405,172	Barclays Bank PLC	4/04/17	8,296
USD	665,000	SEK	5,980,846	Royal Bank of Canada	4/04/17	(2,581)
USD	2,495,000	TRY	9,076,201	Citibank N.A.	4/04/17	595
USD	2,495,000	ZAR	32,247,950	Standard Chartered Bank	4/04/17	93,015
ZAR	6,256,259	USD	500,000	Barclays Bank PLC	4/04/17	(34,003)
ZAR	8,755,973	USD	665,000	Morgan Stanley & Co. International PLC	4/04/17	(12,812)
ZAR	17,598,548	USD	1,330,000	TD Securities, Inc.	4/04/17	(19,174)
BRL	1,557,500	USD	500,000	Royal Bank of Scotland PLC	4/05/17	(3,059)
BRL	2,094,085	USD	665,000	Royal Bank of Scotland PLC	4/05/17	3,146
BRL	4,161,570	USD	1,330,000	State Street Bank and Trust Co.	4/05/17	(2,196)
COP	1,464,500,000	USD	500,000	BNP Paribas S.A.	4/05/17	9,041
COP	3,882,270,000	USD	1,330,000	Citibank N.A.	4/05/17	19,425
COP	1,953,770,000	USD	665,000	Royal Bank of Scotland PLC	4/05/17	14,104
EUR	4,586,000	USD	4,841,187	Citibank N.A.	4/05/17	52,269
GBP	90,500,000	USD	113,390,826	JPMorgan Chase Bank N.A.	4/05/17	9,729
MXN	66,295,615	USD	3,228,000	Citibank N.A.	4/05/17	310,267
USD	186,716,122	EUR	175,876,000	Bank of America N.A.	4/05/17	(951,004)
USD	4,848,643	EUR	4,586,000	Citibank N.A.	4/05/17	(44,813)
USD	4,095,981	GBP	3,332,000	Credit Suisse International	4/05/17	(79,165)
USD	17,265,293	GBP	13,823,000	State Street Bank and Trust Co.	4/05/17	(55,545)
USD	464,872	GBP	382,000	State Street Bank and Trust Co.	4/05/17	(13,791)
USD	4,236,886	JPY	484,346,000	Morgan Stanley & Co. International PLC	4/05/17	(114,540)
USD	922,286	MXN	18,423,856	Deutsche Bank AG	4/05/17	(61,015)
USD	1,383,429	MXN	27,626,341	Royal Bank of Scotland PLC	4/05/17	(91,018)
USD	922,286	MXN	18,421,182	UBS AG	4/05/17	(60,872)
MXN	55,164,454	USD	2,773,000	Barclays Bank PLC	4/06/17	170,729
MXN	43,182,667	USD	2,010,000	Goldman Sachs International	4/06/17	294,348
MXN	44,160,737	USD	2,010,000	Goldman Sachs International	4/06/17	346,540
USD	1,455,643	MXN	27,382,826	Bank of America N.A.	4/06/17	(5,581)
USD	2,391,500	MXN	47,402,878	Barclays Bank PLC	4/06/17	(138,050)
USD	970,429	MXN	18,280,186	Barclays Bank PLC	4/06/17	(5,053)
USD	970,429	MXN	18,280,545	BNP Paribas S.A.	4/06/17	(5,072)

See Notes to Consolidated Financial Statements.

62	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,010,000	MXN	42,802,950	Goldman Sachs International	4/06/17	$ (274,085)
USD	2,391,500	MXN	47,006,128	Goldman Sachs International	4/06/17	(116,878)
USD	970,429	MXN	18,287,338	HSBC Bank PLC	4/06/17	(5,435)
USD	970,429	MXN	18,272,976	HSBC Bank PLC	4/06/17	(4,668)
USD	970,429	MXN	18,260,263	HSBC Bank PLC	4/06/17	(3,990)
USD	485,214	MXN	9,128,084	UBS AG	4/06/17	(1,886)
PLN	9,363,403	USD	2,293,125	Barclays Bank PLC	4/07/17	67,797
PLN	1,476,642	USD	361,697	Citibank N.A.	4/07/17	10,628
PLN	3,743,898	USD	917,250	Deutsche Bank AG	4/07/17	26,750
PLN	395,899	USD	96,928	Goldman Sachs International	4/07/17	2,896
USD	3,669,000	PLN	14,968,247	HSBC Bank PLC	4/07/17	(105,147)
AUD	4,156,800	JPY	360,373,360	Citibank N.A.	4/10/17	(63,062)
AUD	4,156,800	JPY	354,068,450	Goldman Sachs International	4/10/17	(6,407)
AUD	4,156,800	JPY	353,752,949	Goldman Sachs International	4/10/17	(3,572)
JPY	358,231,776	AUD	4,156,800	Citibank N.A.	4/10/17	43,817
JPY	117,175,979	AUD	1,385,600	HSBC Bank PLC	4/10/17	(5,474)
TRY	14,553,429	USD	3,995,000	HSBC Bank PLC	4/10/17	(2,161)
USD	1,750,500	TRY	6,634,564	Goldman Sachs International	4/10/17	(69,741)
PLN	111,810,785	USD	27,475,819	BNP Paribas S.A.	4/11/17	715,350
USD	3,700,000	KRW	4,232,615,000	Barclays Bank PLC	4/11/17	(85,424)
USD	219,816	PLN	894,869	Barclays Bank PLC	4/11/17	(5,810)
USD	19,153,705	PLN	79,394,024	BNP Paribas S.A.	4/11/17	(864,134)
USD	7,537,400	PLN	31,521,891	HSBC Bank PLC	4/11/17	(410,303)
USD	2,312,500	ZAR	30,676,205	Barclays Bank PLC	4/11/17	30,351
USD	647,500	ZAR	8,591,294	BNP Paribas S.A.	4/11/17	8,353
USD	1,850,000	ZAR	24,587,654	Citibank N.A.	4/11/17	20,807
ZAR	63,556,565	USD	4,810,000	Citibank N.A.	4/11/17	(81,724)
CLP	1,009,665,835	USD	1,518,500	BNP Paribas S.A.	4/13/17	10,577
CLP	2,071,193,550	USD	3,108,500	Credit Suisse International	4/13/17	28,196
CLP	1,056,157,500	USD	1,590,000	Royal Bank of Scotland PLC	4/13/17	9,486
JPY	263,682,700	USD	2,391,500	Morgan Stanley & Co. International PLC	4/13/17	(21,772)
USD	6,217,000	CLP	4,106,515,010	BNP Paribas S.A.	4/13/17	(2,067)
USD	2,391,500	JPY	274,206,998	Deutsche Bank AG	4/13/17	(72,811)
JPY	288,878,304	MXN	49,738,000	Bank of America N.A.	4/17/17	(53,065)
MXN	45,136,802	USD	2,415,000	Bank of America N.A.	4/17/17	(10,468)
MXN	9,670,249	USD	512,000	Goldman Sachs International	4/17/17	3,155
MXN	59,331,875	USD	3,066,960	JPMorgan Chase Bank N.A.	4/17/17	93,774
USD	743,505	MXN	14,251,773	Citibank N.A.	4/17/17	(15,716)
USD	736,000	MXN	13,888,978	Citibank N.A.	4/17/17	(3,895)
USD	2,323,455	MXN	44,527,729	Goldman Sachs International	4/17/17	(48,631)
EUR	4,012,000	USD	4,375,716	Morgan Stanley & Co. International PLC	4/18/17	(92,247)
JPY	197,095,486	USD	1,732,000	Citibank N.A.	4/18/17	39,666
USD	268,302	JPY	30,750,000	Citibank N.A.	4/18/17	(8,105)
USD	808,819	JPY	92,700,000	Royal Bank of Scotland PLC	4/18/17	(24,449)
USD	2,774,000	KRW	3,193,983,600	JPMorgan Chase Bank N.A.	4/18/17	(82,796)
USD	1,562,491	RUB	95,296,313	Barclays Bank PLC	4/18/17	(123,603)
USD	828,362	RUB	50,314,684	Barclays Bank PLC	4/18/17	(61,864)
USD	263,993	RUB	15,958,397	Barclays Bank PLC	4/18/17	(18,361)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	63

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,167,456	RUB	252,349,855	Citibank N.A.	4/18/17	$ (297,412)
USD	2,833,492	RUB	173,466,397	Citibank N.A.	4/18/17	(235,677)
USD	263,906	RUB	15,958,397	Citibank N.A.	4/18/17	(18,449)
USD	131,822	RUB	7,983,128	Citibank N.A.	4/18/17	(9,425)
USD	6,605,783	RUB	399,517,755	Credit Suisse International	4/18/17	(462,951)
USD	3,212,707	RUB	196,649,785	Credit Suisse International	4/18/17	(266,650)
USD	3,216,648	RUB	196,649,785	Credit Suisse International	4/18/17	(262,709)
USD	3,256,116	RUB	197,600,669	Credit Suisse International	4/18/17	(240,065)
USD	2,340,580	RUB	142,447,685	Credit Suisse International	4/18/17	(179,771)
USD	1,573,224	RUB	95,439,630	Credit Suisse International	4/18/17	(115,405)
USD	1,214,650	RUB	73,217,881	Credit Suisse International	4/18/17	(80,806)
USD	2,859,035	RUB	174,401,133	HSBC Bank PLC	4/18/17	(226,673)
USD	2,986,053	RUB	180,559,159	HSBC Bank PLC	4/18/17	(208,610)
USD	1,564,286	RUB	95,296,313	JPMorgan Chase Bank N.A.	4/18/17	(121,807)
USD	2,401,135	RUB	144,704,424	Morgan Stanley & Co. International PLC	4/18/17	(159,144)
USD	6,583,244	EUR	6,132,634	Goldman Sachs International	4/19/17	35,357
TRY	54,002,056	USD	14,314,000	Barclays Bank PLC	4/20/17	459,567
USD	14,314,000	TRY	52,208,884	Citibank N.A.	4/20/17	30,999
CLP	1,540,395,750	USD	2,319,000	Barclays Bank PLC	4/24/17	12,534
MXN	74,558,280	USD	3,702,000	Barclays Bank PLC	4/24/17	265,586
MXN	35,513,107	USD	1,855,556	Citibank N.A.	4/24/17	34,259
MXN	44,396,231	USD	2,319,444	Goldman Sachs International	4/24/17	43,081
MXN	18,268,490	USD	931,600	Nomura International PLC	4/24/17	40,550
MXN	109,610,938	USD	5,589,600	Nomura International PLC	4/24/17	243,298
USD	1,020,000	MXN	20,217,856	Goldman Sachs International	4/24/17	(55,884)
USD	3,069,280	MXN	60,842,337	JPMorgan Chase Bank N.A.	4/24/17	(168,418)
USD	957,200	ZAR	12,799,228	Deutsche Bank AG	4/24/17	7,139
ZAR	1,170,415	USD	89,769	Bank of America N.A.	4/24/17	(2,891)
ZAR	13,003,367	USD	997,431	Citibank N.A.	4/24/17	(32,218)
MXN	47,510,700	USD	2,494,000	Goldman Sachs International	4/27/17	33,091
USD	2,494,000	JPY	276,678,873	Goldman Sachs International	4/27/17	6,061
CLP	1,544,790,000	USD	2,330,000	Barclays Bank PLC	4/28/17	7,711
USD	8,890,542	BRL	28,404,835	Barclays Bank PLC	5/03/17	(114,360)
USD	1,748,000	BRL	5,532,420	UBS AG	5/03/17	(5,888)
USD	4,805,701	TRY	17,662,699	Deutsche Bank AG	5/03/17	(8,069)
USD	162,586,449	EUR	151,896,000	Morgan Stanley & Co. International PLC	5/04/17	293,090
USD	4,359,173	JPY	484,346,000	Citibank N.A.	5/08/17	2,116
USD	403,577	JPY	44,909,000	State Street Bank and Trust Co.	5/08/17	(413)
EUR	2,256,481	GBP	1,901,462	BNP Paribas S.A.	5/17/17	27,509
EUR	4,162,020	GBP	3,564,000	Goldman Sachs International	5/17/17	(20,508)
EUR	591,466	GBP	498,538	UBS AG	5/17/17	7,049
GBP	473,557	EUR	554,784	Barclays Bank PLC	5/17/17	836
GBP	1,926,443	EUR	2,256,948	BNP Paribas S.A.	5/17/17	3,325
USD	1,480,000	EUR	1,383,819	Citibank N.A.	5/17/17	507
USD	3,077,348	EUR	2,877,360	Citibank N.A.	5/17/17	1,053
USD	12,606,485	GBP	10,092,131	Citibank N.A.	5/17/17	(51,954)
CNH	31,338,938	USD	4,485,000	Bank of America N.A.	5/19/17	57,423
USD	4,485,000	CNH	31,378,168	HSBC Bank PLC	5/19/17	(63,109)

See Notes to Consolidated Financial Statements.

64	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,479,259	MXN	155,056,255	Royal Bank of Scotland PLC	5/23/17	$ (733,210)
USD	1,496,000	ZAR	19,491,103	HSBC Bank PLC	5/23/17	56,785
ZAR	17,967,681	USD	1,366,000	JPMorgan Chase Bank N.A.	5/23/17	(39,274)
AUD	2,240,000	USD	1,696,300	Citibank N.A.	6/01/17	13,088
BRL	1,349,670	USD	420,000	BNP Paribas S.A.	6/01/17	4,865
USD	879,810	CNH	6,118,497	HSBC Bank PLC	6/14/17	(5,325)
USD	567,643	CNH	3,947,582	HSBC Bank PLC	6/14/17	(3,436)
USD	858,990	EUR	800,000	Royal Bank of Scotland PLC	6/14/17	2,447
USD	3,092,152	EUR	2,879,804	Royal Bank of Scotland PLC	6/14/17	8,809
USD	886,749	HKD	6,879,275	Deutsche Bank AG	6/14/17	122
USD	4,777,527	JPY	546,551,500	Citibank N.A.	6/14/17	(146,417)
USD	2,540,059	JPY	290,583,971	Citibank N.A.	6/14/17	(77,845)
USD	545,358	JPY	62,346,000	JPMorgan Chase Bank N.A.	6/14/17	(16,324)
USD	855,048	KRW	989,804,098	JPMorgan Chase Bank N.A.	6/14/17	(30,841)
USD	528,935	SGD	750,000	HSBC Bank PLC	6/14/17	(7,537)
USD	992,776	TWD	30,746,280	BNP Paribas S.A.	6/14/17	(24,033)
JPY	588,649,800	USD	5,300,000	Credit Suisse International	6/15/17	3,466
JPY	824,145,180	USD	7,300,000	Goldman Sachs International	6/15/17	125,172
USD	5,200,000	JPY	594,786,556	HSBC Bank PLC	6/15/17	(158,756)
USD	7,300,000	JPY	835,638,708	Royal Bank of Scotland PLC	6/15/17	(228,724)
USD	6,588,630	RUB	390,491,624	Credit Suisse International	6/16/17	(225,192)
USD	6,661,087	RUB	392,787,652	Credit Suisse International	6/16/17	(192,799)
USD	3,291,661	RUB	194,527,261	Credit Suisse International	6/16/17	(102,712)
USD	3,295,536	RUB	194,527,260	Credit Suisse International	6/16/17	(98,837)
USD	1,717,337	RUB	101,242,169	Credit Suisse International	6/16/17	(49,272)
USD	776,700	RUB	45,733,634	Credit Suisse International	6/16/17	(21,322)
USD	3,349,260	RUB	198,167,328	Goldman Sachs International	6/16/17	(108,630)
USD	3,554,421	RUB	209,284,335	Goldman Sachs International	6/16/17	(97,453)
USD	1,656,735	RUB	97,813,639	Goldman Sachs International	6/16/17	(50,049)
USD	641,723	RUB	38,131,200	Goldman Sachs International	6/16/17	(23,641)
USD	88,026	RUB	5,197,048	Goldman Sachs International	6/16/17	(2,659)
TRY	101,856,000	USD	25,308,354	Royal Bank of Scotland PLC	6/19/17	2,073,689
TRY	101,856,000	USD	25,260,652	Royal Bank of Scotland PLC	6/19/17	2,121,392
USD	25,862,936	TRY	101,856,000	Citibank N.A.	6/19/17	(1,519,108)
USD	25,824,248	TRY	101,856,000	Royal Bank of Scotland PLC	6/19/17	(1,557,795)
AUD	880,000	NOK	5,705,084	BNP Paribas S.A.	6/21/17	6,262
AUD	1,840,000	USD	1,394,897	BNP Paribas S.A.	6/21/17	8,707
AUD	5,800,000	USD	4,389,034	BNP Paribas S.A.	6/21/17	35,367
AUD	440,000	USD	335,685	Royal Bank of Scotland PLC	6/21/17	(41)
AUD	1,120,000	USD	841,784	Royal Bank of Scotland PLC	6/21/17	12,583
BRL	32,053	USD	10,000	BNP Paribas S.A.	6/21/17	46
BRL	2,189,025	USD	690,000	Goldman Sachs International	6/21/17	(3,951)
CAD	1,268,093	EUR	880,000	BNP Paribas S.A.	6/21/17	12,124
CAD	633,899	EUR	440,000	UBS AG	6/21/17	5,951
CAD	5,600,000	MXN	84,249,200	Deutsche Bank AG	6/21/17	(227,018)
CAD	2,150,000	MXN	31,998,450	Deutsche Bank AG	6/21/17	(68,848)
CAD	3,425,000	MXN	49,670,816	JPMorgan Chase Bank N.A.	6/21/17	(40,937)
CAD	1,700,000	MXN	24,721,400	Morgan Stanley & Co. International PLC	6/21/17	(23,867)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	65

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,173,346	USD	880,000	Bank of America N.A.	6/21/17	$ 3,341
CAD	1,177,836	USD	880,000	BNP Paribas S.A.	6/21/17	6,721
CAD	1,196,823	USD	890,000	HSBC Bank PLC	6/21/17	11,016
CHF	868,878	USD	880,000	Morgan Stanley & Co. International PLC	6/21/17	(8,164)
CHF	686,792	USD	690,000	UBS AG	6/21/17	(870)
EUR	660,000	CAD	944,460	UBS AG	6/21/17	(4,117)
EUR	660,000	CAD	939,550	UBS AG	6/21/17	(420)
EUR	880,000	JPY	106,829,967	Deutsche Bank AG	6/21/17	(20,220)
EUR	690,000	JPY	83,772,003	JPMorgan Chase Bank N.A.	6/21/17	(15,922)
EUR	1,140,000	RUB	72,874,500	JPMorgan Chase Bank N.A.	6/21/17	(49,284)
EUR	740,000	RUB	46,373,950	JPMorgan Chase Bank N.A.	6/21/17	(15,770)
EUR	400,000	RUB	25,192,600	JPMorgan Chase Bank N.A.	6/21/17	(10,714)
EUR	1,780,000	SEK	16,905,707	UBS AG	6/21/17	12,131
EUR	880,000	USD	949,846	Bank of America N.A.	6/21/17	(7,300)
EUR	4,974,000	USD	5,366,444	Deutsche Bank AG	6/21/17	(38,914)
EUR	21,000,000	USD	22,786,913	Morgan Stanley & Co. International PLC	6/21/17	(294,328)
GBP	440,000	USD	544,806	Royal Bank of Scotland PLC	6/21/17	7,591
GBP	880,000	USD	1,072,338	State Street Bank and Trust Co.	6/21/17	32,457
JPY	113,856,008	SEK	8,890,000	Citibank N.A.	6/21/17	29,909
JPY	97,291,568	USD	880,000	Deutsche Bank AG	6/21/17	(3,195)
JPY	154,689,790	USD	1,350,000	State Street Bank and Trust Co.	6/21/17	44,085
MXN	17,630,452	USD	880,000	Bank of America N.A.	6/21/17	49,750
MXN	1,924,227,375	USD	97,375,000	Nomura International PLC	6/21/17	4,099,977
NOK	5,748,054	AUD	880,000	JPMorgan Chase Bank N.A.	6/21/17	(1,253)
NOK	1,404,941	AUD	215,000	Morgan Stanley & Co. International PLC	6/21/17	(238)
NOK	2,875,565	AUD	440,000	UBS AG	6/21/17	(447)
NOK	1,470,464	AUD	225,000	UBS AG	6/21/17	(229)
NOK	4,702,756	USD	551,555	Goldman Sachs International	6/21/17	(3,367)
NOK	4,050,155	USD	475,000	Goldman Sachs International	6/21/17	(2,884)
NOK	7,576,380	USD	880,000	JPMorgan Chase Bank N.A.	6/21/17	3,159
NZD	2,325,986	AUD	2,138,889	Bank of America N.A.	6/21/17	(4,539)
NZD	1,215,081	AUD	1,115,000	Bank of America N.A.	6/21/17	(584)
NZD	2,326,315	AUD	2,138,889	Deutsche Bank AG	6/21/17	(4,308)
NZD	2,326,322	AUD	2,138,889	Royal Bank of Canada	6/21/17	(4,303)
NZD	1,395,652	AUD	1,283,333	Royal Bank of Canada	6/21/17	(2,681)
NZD	2,700,000	USD	1,862,831	HSBC Bank PLC	6/21/17	25,863
RUB	73,929,000	EUR	1,140,000	BNP Paribas S.A.	6/21/17	67,665
RUB	220,521,420	USD	3,855,000	Société Générale	6/21/17	(10,987)
RUB	97,246,800	USD	1,700,000	Société Générale	6/21/17	(4,845)
SEK	12,826,746	EUR	1,350,000	BNP Paribas S.A.	6/21/17	(8,640)
SEK	17,027,747	EUR	1,780,000	UBS AG	6/21/17	1,545
SEK	8,890,000	JPY	113,083,467	Citibank N.A.	6/21/17	(22,947)
USD	1,619,402	AUD	2,140,000	Goldman Sachs International	6/21/17	(13,049)
USD	4,198,249	AUD	5,500,000	Royal Bank of Scotland PLC	6/21/17	2,696
USD	1,699,219	AUD	2,240,000	Westpac Banking Corp.	6/21/17	(9,515)
USD	1,120,000	BRL	3,561,600	Citibank N.A.	6/21/17	3,781
USD	1,350,000	CHF	1,355,566	Royal Bank of Scotland PLC	6/21/17	(10,182)
USD	1,120,000	CHF	1,116,287	UBS AG	6/21/17	(88)

See Notes to Consolidated Financial Statements.

66	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,954,000	CNH	264,197,794	BNP Paribas S.A.	6/21/17	$ (246,567)
USD	4,067,966	EUR	3,828,000	Goldman Sachs International	6/21/17	(32,111)
USD	946,502	EUR	880,000	JPMorgan Chase Bank N.A.	6/21/17	3,955
USD	540,806	GBP	440,000	Bank of America N.A.	6/21/17	(11,591)
USD	540,716	GBP	440,000	BNP Paribas S.A.	6/21/17	(11,681)
USD	1,077,716	GBP	880,000	JPMorgan Chase Bank N.A.	6/21/17	(27,078)
USD	1,350,000	JPY	151,937,100	JPMorgan Chase Bank N.A.	6/21/17	(19,278)
USD	1,350,000	KRW	1,532,520,000	JPMorgan Chase Bank N.A.	6/21/17	(21,743)
USD	440,000	KRW	492,448,000	JPMorgan Chase Bank N.A.	6/21/17	(785)
USD	49,165,000	MXN	959,087,221	Goldman Sachs International	6/21/17	(1,412,887)
USD	48,210,000	MXN	961,042,245	Morgan Stanley & Co. International PLC	6/21/17	(2,470,986)
USD	880,000	MXN	16,906,338	Morgan Stanley & Co. International PLC	6/21/17	(11,563)
USD	880,000	MXN	17,452,160	Nomura International PLC	6/21/17	(40,347)
USD	880,000	NOK	7,471,877	Morgan Stanley & Co. International PLC	6/21/17	9,022
USD	1,026,555	NOK	8,666,179	Morgan Stanley & Co. International PLC	6/21/17	16,361
USD	3,855,000	RUB	220,351,800	Deutsche Bank AG	6/21/17	13,944
USD	1,700,000	RUB	102,743,750	JPMorgan Chase Bank N.A.	6/21/17	(90,975)
TRY	20,990,105	USD	5,338,820	Citibank N.A.	6/28/17	290,669
TRY	67,094,739	USD	17,321,477	HSBC Bank PLC	6/28/17	673,150
TRY	14,439,769	USD	3,727,065	Royal Bank of Scotland PLC	6/28/17	145,641
USD	25,986,326	TRY	101,856,000	Citibank N.A.	6/28/17	(1,331,177)
USD	174,356	TRY	668,613	Goldman Sachs International	6/28/17	(4,964)
MXN	40,182,660	USD	2,100,000	TD Securities, Inc.	6/30/17	16,281
RUB	121,926,000	USD	2,100,000	Société Générale	6/30/17	21,424
TRY	7,803,581	USD	2,100,000	Morgan Stanley & Co. International PLC	6/30/17	(8,246)
USD	2,600,000	CAD	3,469,508	JPMorgan Chase Bank N.A.	6/30/17	(12,346)
USD	2,600,000	EUR	2,384,569	JPMorgan Chase Bank N.A.	6/30/17	44,730
USD	2,600,000	JPY	286,130,000	Goldman Sachs International	6/30/17	20,245
ZAR	27,478,640	USD	2,100,000	BNP Paribas S.A.	6/30/17	(84,344)
BRL	6,716,850	USD	2,100,000	Royal Bank of Scotland PLC	7/05/17	(1,270)
RUB	132,444,725	USD	2,135,000	Société Générale	8/07/17	151,069
USD	2,135,000	RUB	132,583,500	Deutsche Bank AG	8/07/17	(153,465)
USD	2,510,000	JPY	280,211,882	Citibank N.A.	11/14/17	(34,142)
USD	3,825,000	JPY	425,756,925	Goldman Sachs International	11/14/17	(40,596)
USD	3,765,000	JPY	420,492,556	Morgan Stanley & Co. International PLC	11/14/17	(52,799)
HKD	132,970,084	USD	16,790,000	Goldman Sachs International	1/19/18	384,634
USD	16,790,000	HKD	131,339,775	Goldman Sachs International	1/19/18	(174,060)
USD	5,500,000	INR	371,030,000	JPMorgan Chase Bank N.A.	2/20/18	24,103
USD	314,596	EUR	291,624	Citibank N.A.	2/21/18	(2,089)
USD	510,583	EUR	474,917	Deutsche Bank AG	2/21/18	(5,145)
USD	515,161	EUR	479,196	Morgan Stanley & Co. International PLC	2/21/18	(5,214)
Total						$(5,699,629)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple Inc.	Call	4/21/17	USD	145.00	419	$56,356
EURO STOXX 50 Index	Call	4/21/17	EUR	3,500.00	3,600	1,321,129
Market Vector Russia ETF Trust	Call	8/18/17	USD	22.00	2,080	157,040

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	67

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	280.00	3,532	$52,980
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	270.00	1,678	70,476
SPDR S&P 500 ETF Trust	Call	6/15/18	USD	300.00	1,757	17,570
SPDR S&P 500 ETF Trust	Call	1/18/19	USD	310.00	1,683	50,490
SPDR S&P 500 ETF Trust	Call	12/20/19	USD	350.00	1,672	41,800
Euro Dollar Future	Put	4/13/17	USD	97.50	7,541	565,575
EURO STOXX 50 Index	Put	4/21/17	EUR	3,375.00	851	70,812
EURO STOXX 50 Index	Put	4/21/17	EUR	3,400.00	296	34,735
EURO STOXX 50 Index	Put	4/21/17	EUR	3,450.00	166	38,605
EURO STOXX Banks Index	Put	4/21/17	EUR	115.00	427	4,555
U.S. Treasury Notes (10 Year) Future	Put	4/21/17	USD	124.00	2,484	659,813
U.S. Treasury Notes (10 Year) Future	Put	4/21/17	USD	123.00	2,219	173,359
S&P 500 Index	Put	6/16/17	USD	2,365.00	130	629,850
SPDR S&P Oil & Gas Explore & Production ETF	Put	6/16/17	USD	34.00	884	68,510
Total						$4,013,655

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Citibank N.A.	4/27/17	CAD	1.40	CAD	1.40	USD	2,540	$13,226
USD Currency	Call	One-Touch	Citibank N.A.	11/10/17	JPY	125.00	JPY	125.00	USD	5,700	218,896
Total											$232,122

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	7,030	—	$ 1
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,150.00	USD	3,960	—	370
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,185.00	USD	3,960	—	—
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	26,602	—	3
MXN Currency	Call	Bank of America N.A.	4/11/17	JPY	5.85	MXN	119,366	—	112,990
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.60	MXN	119,366	—	345,642
		Morgan Stanley & Co.
MXN Currency	Call	International PLC	4/11/17	JPY	5.85	MXN	59,684	—	56,932
Nikkei 225 Index	Call	Bank of America N.A.	4/14/17	JPY	19,882.09		—	25	1,829
Nikkei 225 Index	Call	Citibank N.A.	4/14/17	JPY	19,930.50		—	20	1,177
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/19/17	BRL	3.35	USD	3,496	—	1,808
EUR Currency	Call	BNP Paribas S.A.	4/25/17	USD	1.10	EUR	32,000	—	34,089
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	3,501	—	28,051
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.07	EUR	5,440	—	72,944
Nikkei 225 Index	Call	Citibank N.A.	5/12/17	JPY	20,789.41		—	20	1,990
Taiwan Stock Exchange
Weighted Index	Call	UBS AG	5/17/17	TWD	10,269.51		—	50	5,918
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.00	USD	30,500	—	49,285
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.25	USD	40,800	—	2,073
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	2,393	—	144,794
EUR Currency	Call	Citibank N.A.	6/01/17	PLN	4.35	EUR	10,700	—	45,727
EUR Currency	Call	JPMorgan Chase Bank N.A.	6/01/17	PLN	4.35	EUR	21,600	—	92,662
USD Currency	Call	HSBC Bank PLC	6/02/17	KRW	1,160.00	USD	21,550	—	115,022

See Notes to Consolidated Financial Statements.

68	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Goldman Sachs International	6/15/17	PLN	4.35	EUR	21,400	—	$115,996
EUR Currency	Call	HSBC Bank PLC	6/19/17	GBP	0.89	EUR	20,947	—	103,204
		Morgan Stanley & Co.
USD Currency	Call	International PLC	7/03/17	MXN	21.50	USD	2,510	—	6,522
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	125.00	EUR	21,400	—	134,943
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.88	EUR	10,700	—	105,907
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	26,700	—	88,581
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	21,400	—	218,697
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	7.10	USD	10,700	—	49,282
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.08	AUD	10,775	—	176,240
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.08	AUD	34,000	—	552,998
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	104,085	—	1,299,400
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	98,355	—	1,156,095
USD Currency	Call	Bank of America N.A.	11/10/17	HKD	7.74	USD	20,500	—	74,970
USD Currency	Call	Citibank N.A.	11/10/17	JPY	118.00	USD	70,500	—	522,172
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	20,500	—	71,598
USD Currency	Call	HSBC Bank PLC	2/09/18	HKD	7.75	USD	20,500	—	86,016
USD Currency	Call	JPMorgan Chase Bank N.A.	2/09/18	HKD	7.75	USD	20,500	—	86,016
USD Currency	Call	HSBC Bank PLC	3/15/18	HKD	7.75	USD	42,550	—	195,927
AUD Currency	Put	BNP Paribas S.A.	4/06/17	USD	0.75	AUD	6,006	—	592
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	6,928	—	62,010
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	32,940	—	61
		Morgan Stanley & Co.
EUR Currency	Put	International PLC	4/12/17	MXN	21.60	EUR	4,012	—	320,958
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	3,496	—	14,221
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.25	CAD	26,700	—	1,553,983
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.75	CAD	21,375	—	1,804,695
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	2,700	—	23,742
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	2,700	—	23,742
		Morgan Stanley & Co.
USD Currency	Put	International PLC	5/18/17	BRL	3.15	USD	3,496	—	54,668
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	4,039	—	136,918
USD Currency	Put	UBS AG	5/30/17	CAD	1.31	USD	32,150	—	127,914
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	133,933	—	519,521
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.74	AUD	32,100	—	145,945
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	21,280	—	13,774
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.74	AUD	16,000	—	72,745
GBP Currency	Put	HSBC Bank PLC	7/28/17	USD	1.22	GBP	10,700	—	129,572
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	58.00	USD	21,400	—	660,035
USD Currency	Put	Deutsche Bank AG	8/04/17	RUB	55.00	USD	21,400	—	176,584
USD Currency	Put	Société Générale	8/04/17	RUB	55.00	USD	32,000	—	295,788
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/15/17	MXN	14.00	CAD	43,000	—	531,525
USD Currency	Put	Credit Suisse International	9/26/17	RUB	58.34	USD	3,500	—	120,720
USD Currency	Put	Deutsche Bank AG	9/26/17	TRY	3.82	USD	3,500	—	148,047
USD Currency	Put	JPMorgan Chase Bank N.A.	2/15/18	INR	67.00	USD	21,400	—	488,322
USD Currency	Put	Deutsche Bank AG	2/16/18	INR	67.00	USD	21,400	—	489,317
Total									$14,073,270

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	69

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.50%	Pay	3-month LIBOR	4/18/17	USD	33,700	$57,882
10-Year Interest Rate Swap	Citibank N.A.	Put	2.67%	Pay	3-month LIBOR	6/16/17	USD	41,900	164,309
Total									$222,191

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Call	4/13/17	USD	139.00	1,264	$(89,112)
iShares Russell 2000 Index ETF	Call	4/13/17	USD	138.00	2,527	(286,815)
Market Vector Russia ETF Trust	Call	8/18/17	USD	25.00	2,600	(48,100)
iShares Russell 2000 Index ETF	Put	4/13/17	USD	133.00	1,264	(38,552)
iShares Russell 2000 Index ETF	Put	4/13/17	USD	132.00	2,527	(58,121)
CBOE Volatility Index	Put	5/17/17	USD	13.50	3,788	(530,320)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	85.00	641	(45,832)
SPDR S&P Oil & Gas Explore & Production ETF	Put	6/16/17	USD	30.00	1,797	(41,331)
Total						$(1,138,183)

OTC Barrier Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price	Notional Amount (000)	Value
USD Currency	Call	One-Touch	UBS AG	4/27/17	CAD	1.40	CAD 1.40	USD 2,540	$(13,226)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
AUD Currency	Call	BNP Paribas S.A.	4/06/17	USD	0.77	AUD	6,006	—	$(10,896)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,185.00	USD	7,920	—	(1)
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.85	MXN	179,050	—	(165,530)
USD Currency	Call	Citibank N.A.	4/11/17	MXN	19.21	USD	15,532	—	(27,107)
Nikkei 225 Index	Call	Citibank N.A.	4/14/17	JPY	20,898.00		—	20	(33)
USD Currency	Call	Goldman Sachs International	4/19/17	BRL	3.35	USD	3,496	—	(1,785)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/05/17	TRY	3.80	USD	3,501	—	(28,463)
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.12	EUR	5,440	—	(3,876)
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.25	USD	40,800	—	(2,076)
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.00	USD	30,500	—	(49,230)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	5/18/17	BRL	3.30	USD	3,496	—	(23,314)
USD Currency	Call	UBS AG	5/19/17	ZAR	12.80	USD	2,393	—	(144,885)
EUR Currency	Call	Goldman Sachs International	5/22/17	MXN	21.60	EUR	4,039	—	(17,404)
EUR Currency	Call	JPMorgan Chase Bank N.A.	6/01/17	PLN	4.45	EUR	21,600	—	(36,304)
USD Currency	Call	HSBC Bank PLC	6/02/17	KRW	1,200.00	USD	32,330	—	(55,458)
EUR Currency	Call	Goldman Sachs International	6/15/17	PLN	4.50	EUR	21,400	—	(33,941)
EUR Currency	Call	HSBC Bank PLC	6/19/17	GBP	0.92	EUR	20,947	—	(20,560)
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	5,020	—	(4,138)
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	130.00	EUR	26,700	—	(37,126)
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.92	EUR	10,700	—	(27,344)
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	21,400	—	(220,161)
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	26,700	—	(87,752)
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	6.80	USD	10,700	—	(252,817)

See Notes to Consolidated Financial Statements.

70	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.12	AUD	10,775	—	$(52,642)
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.12	AUD	45,000	—	(218,250)
USD Currency	Call	Citibank N.A.	11/10/17	JPY	123.00	USD	140,000	—	(391,849)
USD Currency	Call	Goldman Sachs International	12/18/17	HKD	7.78	USD	20,500	—	(48,527)
USD Currency	Put	Deutsche Bank AG	4/07/17	TRY	3.80	USD	2,984	—	(131,811)
USD Currency	Put	Citibank N.A.	4/11/17	MXN	18.66	USD	15,532	—	(77,875)
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.75	CAD	21,375	—	(1,809,783)
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.25	CAD	26,700	—	(1,547,575)
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	21,500	—	(13,917)
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	42,800	—	(27,704)
GBP Currency	Put	HSBC Bank PLC	7/28/17	USD	1.17	GBP	10,700	—	(43,274)
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	55.00	USD	42,800	—	(353,219)
USD Currency	Put	Société Générale	8/04/17	RUB	58.00	USD	21,400	—	(711,771)
Total									$(6,678,398)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Citibank N.A.	Put	2.80%	Receive	3-month LIBOR	4/20/17	USD 16,900	$(41,080)

1   Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

2   The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.25.V1	1.00%	6/20/21	EUR	2,000	$233
ITRAXX.FINSR.27.V1	1.00%	6/20/22	EUR	13,640	(27,191)
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR	62,110	(331,841)
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	99,571	(102,867)
Total					$(461,666)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
ITRAXX.EUR.21.V1	1.00%	6/20/19	BBB+	EUR	1,445	$8,926
ITRAXX.EUR.25.V1	1.00%	6/20/21	BBB+	EUR	5,170	18,872
ITRAXX.EUR.27.V1	1.00%	6/20/22	BBB+	EUR	44,340	86,446
Total						$114,244

1   Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

2   The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	607,600	$(274,328)
1.52%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	308,475	(285,750)
1.53%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	185,645	(126,725)
7.36%[3]	28-day MXIBTIIE	N/A	1/28/19	MXN	728,739	(182,324)
7.32%[1]	28-day MXIBTIIE	N/A	2/20/20	MXN	674,413	107,654
7.35%[1]	28-day MXIBTIIE	N/A	2/20/20	MXN	66,011	12,865

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	71

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.31%[1]	28-day MXIBTIIE	N/A	3/17/20	MXN	608,000	$ 78,899
7.16%[1]	28-day MXIBTIIE	N/A	3/20/20	MXN	458,458	12,175
7.17%[1]	28-day MXIBTIIE	N/A	3/20/20	MXN	458,452	18,859
3.39%[3]	UK RPI All Items Monthly	N/A	10/15/21	GBP	36,162	231,833
3.39%[3]	UK RPI All Items Monthly	N/A	10/15/21	GBP	36,162	219,206
3.37%[3]	UK RPI All Items Monthly	N/A	10/15/21	GBP	35,622	278,101
7.45%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	230,990	141,957
7.48%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	115,492	81,692
7.47%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	115,490	79,065
6.32%[1]	28-day MXIBTIIE	N/A	7/17/25	MXN	73,475	(269,933)
2.13%[1]	3-month LIBOR	N/A	8/25/25	USD	2,360	(29,227)
2.27%[3]	3-month LIBOR	N/A	9/11/25	USD	1,800	4,041
3.46%[1]	UK RPI All Items Monthly	N/A	10/15/26	GBP	36,162	(18,351)
3.45%[1]	UK RPI All Items Monthly	N/A	10/15/26	GBP	36,162	(91,848)
3.43%[1]	UK RPI All Items Monthly	N/A	10/15/26	GBP	35,622	(185,039)
7.85%[1]	28-day MXIBTIIE	N/A	3/02/37	MXN	92,276	49,649
7.82%[1]	28-day MXIBTIIE	N/A	3/04/37	MXN	92,814	31,322
2.64%[3]	3-month LIBOR	6/30/17[2]	11/15/43	USD	102,725	495,145
Total						$ 378,938

1 The Master Portfolio pays the floating rate and receives the fixed rate.

2 Forward swap.

3 The Master Portfolio pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.18.V1	1.00%	Credit Suisse International	6/20/17	USD	103,800	$(250,587)	$(527)	$(250,060)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(36,112)	70,857	(106,969)
ITRAXX.FINSR.19.V1	1.00%	Citibank N.A.	6/20/18	EUR	8,200	(87,321)	(63,173)	(24,148)
ITRAXX.FINSR.20.V1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(19,830)	(4,022)	(15,808)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	5,900	(80,686)	(55,869)	(24,817)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(42,668)	(8,481)	(34,187)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	4,351	12,702	(8,351)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	(66,686)	42,190	(108,876)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	(51,713)	64,999	(116,712)
Australia & New Zealand
Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(22,992)	(268)	(22,724)
Australia and New Zealand
Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(27,699)	(4,177)	(23,522)
Australia and New Zealand
Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(18,284)	(3,038)	(15,246)
Banco Comercial
Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	216	(12,127)	(2,818)	(9,309)
Commonwealth Bank of
Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(26,468)	(3,135)	(23,333)
Commonwealth Bank of
Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(23,016)	(2,011)	(21,005)
		Goldman Sachs
Itochu Corp.	1.00%	International	12/20/20	JPY	32,023	(7,994)	(1,799)	(6,195)
		Goldman Sachs
Itochu Corp.	1.00%	International	12/20/20	JPY	29,326	(7,320)	(1,570)	(5,750)
		Goldman Sachs
Itochu Corp.	1.00%	International	12/20/20	JPY	29,326	(7,320)	(1,481)	(5,839)
		Goldman Sachs
Itochu Corp.	1.00%	International	12/20/20	JPY	29,326	(7,320)	(1,142)	(6,178)

See Notes to Consolidated Financial Statements.

72	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	4,245	$(128,144)	$(111,297)	$(16,847)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	47,573	(13,376)	(5,677)	(7,699)
		Goldman Sachs
Mitsubishi Corp.	1.00%	International	12/20/20	JPY	29,326	(8,246)	(3,091)	(5,155)
		Goldman Sachs
Mitsui & Co. Ltd.	1.00%	International	12/20/20	JPY	58,651	(15,745)	(2,429)	(13,316)
		Goldman Sachs
Mitsui & Co. Ltd.	1.00%	International	12/20/20	JPY	29,326	(7,872)	(873)	(6,999)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(22,068)	(1,015)	(21,053)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	810	(14,107)	15,574	(29,681)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	460	(8,011)	9,222	(17,233)
		Goldman Sachs
Standard Chartered PLC	1.00%	International	12/20/20	EUR	610	(10,624)	5,225	(15,849)
		Morgan Stanley & Co.
Standard Chartered PLC	1.00%	International PLC	12/20/20	EUR	240	(4,180)	4,906	(9,086)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	24,938	(6,598)	909	(7,507)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(6,698)	1,543	(8,241)
		Morgan Stanley & Co.
Valero Energy Corp.	1.00%	International PLC	12/20/20	USD	4,450	(74,017)	81,684	(155,701)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	1,000	(24,625)	(2,365)	(22,260)
Cable & Wireless		Goldman Sachs
International Finance BV	5.00%	International	6/20/21	EUR	450	(73,628)	(49,166)	(24,462)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	769	(17,781)	(888)	(16,893)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	731	(16,899)	(1,692)	(15,207)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	420	(9,708)	(634)	(9,074)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(12,486)	(381)	(12,105)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(12,486)	(165)	(12,321)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	800	(7,851)	(11,454)	3,603
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(5,159)	(1,259)	(3,900)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	700	(1,698)	15,081	(16,779)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(11,583)	(10,190)	(1,393)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	564	(56,120)	(37,483)	(18,637)
Monitchem HoldCo 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(69,885)	(14,690)	(55,195)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	9,100	23,609	(14,509)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	9,100	23,609	(14,509)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	9,100	23,722	(14,622)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	9,100	23,722	(14,622)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	9,101	23,783	(14,682)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	255	5,460	14,233	(8,773)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	2,319	49,655	124,740	(75,085)
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(17,136)	(11,489)	(5,647)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	650	(105,990)	(114,117)	8,127
AutoZone, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	4,200	(102,161)	(103,029)	868
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	6/20/22	EUR	1,400	(155,471)	(164,555)	9,084
		Morgan Stanley & Co.
Halliburton Co.	1.00%	International PLC	6/20/22	USD	8,400	(161,662)	(118,241)	(43,421)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	6/20/22	EUR	3,540	(73,950)	(64,471)	(9,479)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	18,376	(383,870)	(380,110)	(3,760)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	18,170	(379,567)	(375,849)	(3,718)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	17,746	(370,710)	(323,191)	(47,519)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	8,754	(182,869)	(159,428)	(23,441)
HSBC Holdings PLC ADR	1.00%	Société Générale	6/20/22	EUR	28,449	(594,292)	(518,114)	(76,178)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	73

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Iceland Bondco PLC	5.00%	Citibank N.A.	6/20/22	EUR	400	$(32,712)	$(30,221)	$(2,491)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,167	(34,485)	(29,641)	(4,844)
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	6/20/22	USD	700	5,164	15,890	(10,726)
Macy’s, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	4,200	282,326	275,898	6,428
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/22	EUR	1,630	57,313	57,757	(444)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	1,650	58,016	61,173	(3,157)
Melia Hotels International SA	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	870	(195,532)	(187,746)	(7,786)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	1,100	296,884	308,184	(11,300)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	3,159	(28,515)	(19,716)	(8,799)
		Goldman Sachs
People’s Republic of China	1.00%	International	6/20/22	USD	2,641	(23,838)	(15,185)	(8,653)
PizzaExpress Financing 1
PLC	5.00%	Citibank N.A.	6/20/22	EUR	520	38,596	42,246	(3,650)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	5,924	(378,769)	(284,560)	(94,209)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,237	15,307	15,588	(281)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,200	14,849	15,122	(273)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	780	9,696	9,217	479
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	618	7,648	7,788	(140)
		Goldman Sachs
Republic of France	0.25%	International	6/20/22	USD	1,656	20,492	19,656	836
		Goldman Sachs
Republic of France	0.25%	International	6/20/22	USD	780	9,652	9,258	394
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/22	USD	770	9,523	10,251	(728)
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	5,000	(122,726)	(126,518)	3,792
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	4,065	188,542	208,285	(19,743)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	2,965	137,577	136,575	1,002
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	133	6,169	6,740	(571)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	9,965	462,195	510,594	(48,399)
		Goldman Sachs
Republic of South Africa	1.00%	International	6/20/22	USD	2,487	115,351	127,151	(11,800)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	4,445	206,167	223,262	(17,095)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	18,547	(167,146)	(48,062)	(119,084)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	7,890	248,471	343,695	(95,224)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	3,945	124,236	169,689	(45,453)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	2,365	74,478	106,080	(31,602)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	7,890	248,471	342,620	(94,149)
Simon Property Group, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	4,200	(15,940)	(5,840)	(10,100)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	16,002	(196,557)	(141,305)	(55,252)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	10,500	(128,974)	(123,204)	(5,770)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	4,433	(54,452)	(51,405)	(3,047)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	24,425	(300,020)	(260,060)	(39,960)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	9,994	(122,759)	(106,409)	(16,350)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	9,086	(111,606)	(96,741)	(14,865)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	890	24,459	33,046	(8,587)
Standard Chartered PLC	1.00%	Société Générale	6/20/22	EUR	13,547	(166,402)	(138,701)	(27,701)
Standard Chartered PLC	1.00%	Société Générale	6/20/22	EUR	9,530	(117,060)	(97,573)	(19,487)
STMicroelectronics NV	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	888	(7,243)	(5,283)	(1,960)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	1,300	(199,292)	(201,810)	2,518
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	1,200	(183,963)	(188,402)	4,439
Tata Motors Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	3,100	(475,235)	(475,317)	82
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	5,530	(44,492)	(38,969)	(5,523)
CMBX.NA.8.AAA	0.50%	Credit Suisse International	10/17/57	USD	2,319	31,395	102,915	(71,520)
		Morgan Stanley & Co.
CMBX.NA.8.AAA	0.50%	International PLC	10/17/57	USD	1,980	26,803	45,666	(18,863)

See Notes to Consolidated Financial Statements.

74	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		Morgan Stanley & Co.
CMBX.NA.8.AAA	0.50%	International PLC	10/17/57	USD	70	$948	$1,558	$(610)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	1,021	52,006	141,650	(89,644)
		Morgan Stanley & Co.
CMBX.NA.9.A	2.00%	International PLC	9/17/58	USD	1,780	90,630	227,292	(136,662)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	6,505	3,604	2,148	1,456
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	5,788	3,206	(1,934)	5,140
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	4,064	2,252	810	1,442
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	1,700	216,653	157,016	59,637
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	850	108,326	85,894	22,432
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	107,052	55,100	51,952
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	107,052	55,100	51,952
		Morgan Stanley & Co.
CMBX.NA.6.BBB-	3.00%	International PLC	5/11/63	USD	850	108,327	49,007	59,320
Total						$(3,446,331)	$(853,225)	$(2,593,106)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.18.V1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	$ 250,587	$ 5,009	$ 245,578
		Goldman Sachs
SAS AB	5.00%	International	12/20/17	Not Rated	EUR	270	4,575	(4,365)	8,940
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	33,092	(75,830)	108,922
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	222	(573)	795
ITRAXX.FINSUB.19.V1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	5,900	350,963	342,650	8,313
ITRAXX.FINSUB.20.V1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	94,798	122,583	(27,785)
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	4,600	375,924	360,855	15,069
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	135,660	173,835	(38,175)
ITRAXX.FINSUB.20.V1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	67,829	87,315	(19,486)
		Goldman Sachs
SAS AB	5.00%	International	6/20/19	Not Rated	EUR	1,000	(3,044)	(64,178)	61,134
		Goldman Sachs
Transocean Ltd.	1.00%	International	6/20/19	B+	USD	350	(6,297)	(4,853)	(1,444)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	66,686	(48,904)	115,590
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	16,589	(5,623)	22,212
		Goldman Sachs
People’s Republic of China	1.00%	International	9/20/20	AA-	USD	1,000	16,589	(5,946)	22,535
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	51,713	(56,624)	108,337
		Goldman Sachs
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	International	12/20/20	A-	USD	1,825	31,402	(37,910)	69,312
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,200	(4,689)	(54,915)	50,226
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB-	EUR	1,100	(4,298)	(56,116)	51,818
Federative Republic of
Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	700	(21,704)	(42,280)	20,576
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,140	(42,536)	(46,753)	4,217
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,000	(37,313)	(36,019)	(1,294)
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	550	(20,522)	(28,524)	8,002
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,200	(20,251)	(35,051)	14,800
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	500	(8,437)	(14,823)	6,386
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,510	(25,481)	(76,540)	51,059
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,200	(20,250)	(65,836)	45,586
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	800	(13,500)	(24,826)	11,326
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	280	(4,483)	39,859	(44,342)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	1,400	116,364	88,523	27,841
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	829	(20,766)	(36,404)	15,638

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	75

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	HSBC Bank PLC	6/20/22	BB	USD	1,800	$(105,730)	$(110,654)	$4,924
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BBB-	USD	1,800	(83,387)	(95,471)	12,084
Republic of Turkey	1.00%	Barclays Bank PLC	6/20/22	BB	USD	1,800	(114,619)	(115,972)	1,353
Russian Federation	1.00%	Barclays Bank PLC	6/20/22	BB+	USD	1,800	(56,586)	(63,834)	7,248
United Mexican States	1.00%	Deutsche Bank AG	6/20/22	BBB+	USD	1,800	(24,991)	(27,824)	2,833
		Morgan Stanley & Co.
CMBX.NA.7.AAA	0.50%	International PLC	1/17/47	AAA	USD	5,000	(29,760)	(161,436)	131,676
CMBX.NA.3.AM	0.50%	Credit Suisse International	12/13/49	BB+	USD	140	(657)	(12,452)	11,795
		Goldman Sachs
CMBX.NA.3.AM	0.50%	International	12/13/49	BB+	USD	353	(1,656)	(31,797)	30,141
CMBX.NA.3.AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BB+	USD	762	(3,568)	(65,026)	61,458
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	1,840	(10,748)	(247,281)	236,533
		Goldman Sachs
CMBX.NA.8.A	2.00%	International	10/17/57	Not Rated	USD	1,710	(102,990)	(98,004)	(4,986)
		Goldman Sachs
CMBX.NA.8.A	2.00%	International	10/17/57	Not Rated	USD	440	(26,500)	(45,140)	18,640
		Morgan Stanley & Co.
CMBX.NA.8.A	2.00%	International PLC	10/17/57	Not Rated	USD	290	(17,466)	(25,127)	7,661
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	1,360	(69,094)	(71,086)	1,992
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	400	(20,366)	(56,654)	36,288
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,850	(94,194)	(194,136)	99,942
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,630	(82,993)	(84,571)	1,578
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	551	(28,076)	(68,790)	40,714
		Morgan Stanley & Co.
CMBX.NA.9.A	2.00%	International PLC	9/17/58	Not Rated	USD	1,630	(82,992)	(89,275)	6,283
		Morgan Stanley & Co.
CMBX.NA.9.A	2.00%	International PLC	9/17/58	Not Rated	USD	890	(45,117)	(43,983)	(1,134)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	3,420	(400,585)	(363,812)	(36,773)
CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(6,087)	(5,404)	(683)
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	850	(108,314)	(69,557)	(38,757)
Total							$(157,054)	$(1,749,550)	$1,592,496

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	41,038	$(50,745)	—	$(50,745)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	49,252	(58,489)	—	(58,489)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	6,329	(4,906)	—	(4,906)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	30,322	$8,147	22,175
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	(14,784)	—	(14,784)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	23,670	23,776	15	23,761
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	45,282	(163,802)	—	(163,802)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	91,638	(32,998)	—	(32,998)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	91,641	(7,274)	—	(7,274)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	91,641	(7,274)	—	(7,274)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	39,525	52,537	505	52,032
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	23,232	43,563	41	43,522
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	231,800	(10,049)	—	(10,049)

See Notes to Consolidated Financial Statements.

76	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	278,160	$(14,408)	—	$(14,408)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	395,600	(49,289)	$(620)	(48,669)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	224,417	(27,961)	(352)	(27,609)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	16,034	32,534	22	32,512
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	16,034	33,507	21	33,486
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	16,034	32,680	22	32,658
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	19,004	168,079	—	168,079
9.73%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	54,985	41,542	—	41,542
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	10,125	91,254	—	91,254
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	9,502	90,464	—	90,464
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	54,985	41,542	—	41,542
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	54,985	41,542	—	41,542
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	9,503	81,875	—	81,875
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	3,648	44,383	—	44,383
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(601,286)	—	(601,286)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	23,376	120,868	262	120,606
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	14,869	(50,043)	(81)	(49,962)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	36,610	(125,854)	(161)	(125,693)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	109,616	(379,481)	(479)	(379,002)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	129,465	154	129,311
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	129,465	154	129,311
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	136,536	481,096	571	480,525
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	4,348	(16,473)	(52)	(16,421)
Total						$95,378	$8,169	$87,209

[1]	The Master Portfolio pays the fixed rate and receives the floating rate.

[2]	The Master Portfolio pays the floating rate and receives the fixed rate.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Explore & Production ETF	1-month LIBOR minus 0.65%[1]	Bank of America N.A.	6/15/17	USD	15,232	$(8,228)	—	$(8,228)
SPDR S&P Oil & Gas Explore & Production ETF	1-month LIBOR minus 0.65%[1]	Bank of America N.A.	6/16/17	USD	76,159	(71,632)	—	(71,632)
Aetna, Inc.	3-month LIBOR plus 0.20%[2]	Goldman Sachs International	9/15/17	USD	10,599	8,411	—	8,411
SPDR S&P Retail ETF	1-month LIBOR minus 1.50%[1]	Bank of America N.A.	9/15/17	USD	40,000	9,660	—	9,660
Aetna, Inc.	3-month LIBOR plus 0.20%[2]	Bank of America N.A.	12/15/17	USD	26,987	(178,530)	—	(178,530)
Centene Corp.	3-month LIBOR plus 0.20%[2]	Bank of America N.A.	12/15/17	USD	41,069	109,723	—	109,723
Ally Financial, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/24/18	USD	1,100	(1,198)	—	(1,198)
Total						$(131,794)	—	$(131,794)

[1]	The Master Portfolio pays the total return of the reference entity and receives the floating rate.

[2]	The Master Portfolio pays the floating rate and receives the total return of the reference entity.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	77

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short[1]	Bank of America N.A.	4/17/17-6/15/17	USD 1,705,671	$41,815	[2]	$1,748,636

[1]

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-120 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

EUR 1 Week

GBP 1 Week

[2]	Amount includes $(1,150) net of financing fees.

The following tables represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of March 31, 2017, expiration dates 4/17/17-6/15/17:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	496,645	$303,459
Hellenic Telecommunications Organization SA	169,073	1,588,469
National Bank of Greece SA	3,058,221	782,581
Total Reference Entity — Long		2,674,509

	Shares	Value
Reference Entity — Short
Deutsche Bank AG	(13,613)	$(234,022)
Deutsche Bank AG - Rights	(13,613)	(32,530)
Tullow Oil PLC	(223,523)	(659,321)
Total Reference Entity — Short		(925,873)
Net Value of Reference Entity — Bank of America N.A.		$1,748,636

  OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%	BNP Paribas S.A.	6/05/17	EUR	117,520	$(317,106)	—	$(317,106)
EUR Currency	9.05%	Deutsche Bank AG	6/05/17	EUR	58,766	(185,409)	—	(185,409)
EUR Currency	8.95%	Deutsche Bank AG	6/05/17	EUR	32,084	(86,573)	—	(86,573)
EUR Currency	8.90%	HSBC Bank PLC	6/05/17	EUR	85,460	(211,084)	—	(211,084)
Total						$(800,172)	—	$(800,172)

See Notes to Consolidated Financial Statements.

78	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Transactions in Options Written for the Six Months Ended March 31, 2017

	Calls

		Notional (000)

	Number of						Premiums
	Contracts	AUD	EUR	GBP	MXN	USD	Received

Outstanding options, beginning of period	32,985	—	196,495	—	—	434,254	$6,644,464
Options written	70,547	61,781	1,362,978	88,100	179,050	1,332,142	30,622,581
Options exercised	—	—	(95,300)	—	—	(182,017)	(3,012,658)
Options expired	(16,685)	—	(1,084,272)	(24,100)	—	(627,740)	(11,339,060)
Options closed	(80,436)	—	(269,075)	(15,900)	—	(637,911)	(16,572,140)

Outstanding options, end of period	6,411	61,781	110,826	48,100	179,050	318,728	$6,343,187

	Puts

		Notional (000)

	Number of							Premiums
	Contracts	AUD	CAD	EUR	GBP	MXN	USD	Received

Outstanding options, beginning of period	31,349	289,100	—	36,400	138,400	—	160,843	$6,885,870
Options written	149,710	208,800	117,775	722,824	191,563	59,681	2,593,475	43,709,352
Options exercised	—	(144,633)	—	(181,677)	(228,800)	—	(99,566)	(7,578,351)
Options expired	(47,554)	(241,200)	—	(356,306)	(90,463)	—	(278,140)	(9,344,766)
Options closed	(123,488)	(47,767)	(69,700)	(221,241)	—	(59,681)	(2,276,996)	(30,680,280)

Outstanding options, end of period	10,017	64,300	48,075	—	10,700	—	99,616	$2,991,825

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets - Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	$380,094	—	$198,634	—	$4,155,796	—	$4,734,524
Forward foreign currency exchange	Unrealized appreciation on forward
contracts	foreign currency exchange contracts	—	—	—	$15,147,589	—	—	15,147,589
Options purchased	Investments at value — unaffiliated[2]	—	—	2,625,822	14,294,478	1,620,938	—	18,541,238
Swaps - centrally cleared	Net unrealized appreciation[1]	—	$114,477	—	—	1,113,323	$729,140	1,956,940
	Unrealized appreciation on OTC swaps;
Swaps - OTC	Swap premiums paid	—	7,885,198	169,609	—	1,710,494	—	9,765,301
Total		$380,094	$7,999,675	$2,994,065	$29,442,067	$8,600,551	$729,140	$50,145,592

Liabilities - Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	$378,881	—	$77,110	—	$2,117,422	—	$2,573,413
Forward foreign currency exchange	Unrealized depreciation on forward
contracts	foreign currency exchange contracts	—	—	—	$20,847,218	—	—	20,847,218
Options written	Options written at value	—	—	1,138,216	6,691,591	41,080	—	7,870,887
Swaps - centrally cleared	Net unrealized depreciation[1]	—	$461,899	—	—	1,168,287	$295,238	1,925,424
	Unrealized depreciation on OTC swaps;
Swaps - OTC	Swap premiums received	—	11,488,583	259,588	—	2,415,288	—	14,163,459
Total		$378,881	$11,950,482	$1,474,914	$27,538,809	$5,742,077	$295,238	$47,380,401

[1]

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	79

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

    For the six months ended March 31, 2017, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$(238,260)	—	$ (137,260)	—	$ 23,746,458	—	$ 23,370,938
Forward foreign currency exchange contracts	—	—	—	$ 41,640,354	—	—	41,640,354
Interest rate caps	—	—	—	—	(11,360)	—	(11,360)
Options purchased[1]	—	—	(16,089,452)	(21,114,793)	19,473,904	—	(17,730,341)
Options written	—	$ 302,906	2,303,617	17,718,973	(11,558,142)	—	8,767,354
Swaps	—	(2,243,656)	(1,311,789)	—	15,832,439	—	12,276,994

	$(238,260)	$(1,940,750)	$(15,234,884)	$ 38,244,534	$ 47,483,299	—	$ 68,313,939

[1] Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$2,246	—	$ 144,977	—	$2,429,932	—	$ 2,577,155
Forward foreign currency exchange contracts	—	—	—	$(2,223,052)	—	—	(2,223,052)
Interest rate caps	—	—	—	—	11,341	—	11,341
Options purchased[2]	—	—	6,613,386	1,371,653	5,468	—	7,990,507
Options written	—	—	(1,715,295)	(2,564,826)	(66,325)	—	(4,346,446)
Swaps	—	$(1,691,876)	640,208	—	2,708,368	$433,902	2,090,602

Total	$2,246	$(1,691,876)	$ 5,683,276	$(3,416,225)	$5,088,784	$433,902	$ 6,100,107

[2] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$891,596,454
Average notional value of contracts — short	$1,212,693,292
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$976,098,406
Average amounts sold — in USD	$500,102,210
Options:
Average value of option contracts purchased	$16,903,006
Average value of option contracts written	$7,248,226
Average notional value of swaption contracts purchased	$37,800,000
Average notional value of swaption contracts written	$28,345,156
Credit default swaps:
Average notional value — buy protection	$764,692,241
Average notional value — sell protection.	$332,448,310
Interest rate swaps:
Average notional value — pays fixed rate	$542,051,972
Average notional value — receives fixed rate	$1,020,035,658
Total return swaps:
Average notional value	$168,715,136

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

See Notes to Consolidated Financial Statements.

80	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$ 1,175,422		$ 1,579,207
Forward foreign currency exchange contracts	15,147,589		20,847,218
Options	18,541,238	[1]	7,870,887
Swaps - Centrally cleared	—		851,000
Swaps - OTC[2]	9,765,301		14,163,459

Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$44,629,550		$45,311,771
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,189,077)		(3,568,390)

Total derivative assets and liabilities subject to an MNA	$39,440,473		$41,743,381

[1]

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,6]
Bank of America N.A.	$2,676,321	$(2,274,025)	$(402,296)	—	—
Barclays Bank PLC	1,847,609	(1,847,609)	—	—	—
BNP Paribas S.A	4,983,637	(3,397,426)	—	$(1,586,211)	—
Citibank N.A.	4,710,510	(4,710,510)	—	—	—
Credit Suisse International	320,456	(320,456)	—	—	—
Deutsche Bank AG	2,139,495	(2,139,495)	—	—	—
Goldman Sachs International	2,161,152	(2,161,152)	—	—	—
HSBC Bank PLC	2,291,951	(2,041,132)	(250,819)	—	—
J.P. Morgan Securities LLC	504,794	(164,521)	—	(340,000)	$ 273
JPMorgan Chase Bank N.A	6,770,687	(6,267,523)	—	(503,164)	—
Morgan Stanley & Co.
International PLC	1,384,945	(1,384,945)	—	—	—
Nomura International PLC	4,388,401	(40,347)	—	—	4,348,054
Northern Trust Corp.	9,341	—	—	—	9,341
Royal Bank of Canada	5,025	(5,025)	—	—	—
Royal Bank of Scotland PLC	4,411,455	(2,654,265)	—	—	1,757,190
Société Générale	488,348	(488,348)	—	—	—
Standard Chartered Bank	93,015	(8,532)	—	—	84,483
State Street Bank and Trust Co.	76,542	(76,542)	—	—	—
TD Securities, Inc.	16,281	(16,281)	—	—	—
UBS AG	160,508	(160,508)	—	—	—
Total	$39,440,473	$(30,158,642)	$(653,115)	$(2,429,375)	$6,199,341

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5,6]
Bank of America N.A.	$2,274,025	$(2,274,025)	—	—	—
Barclays Bank PLC	1,863,110	(1,847,609)	—	—	$15,501
BNP Paribas S.A	3,397,426	(3,397,426)	—	—	—
Citibank N.A.	6,821,092	(4,710,510)	—	—	2,110,582
Credit Suisse International	3,853,183	(320,456)	—	$(3,532,727)	—
Deutsche Bank AG	2,570,876	(2,139,495)	—	(230,000)	201,381
Goldman Sachs International	3,640,861	(2,161,152)	—	(1,479,709)	—
HSBC Bank PLC	2,041,132	(2,041,132)	—	—	—
J.P. Morgan Securities LLC	164,521	(164,521)	—	—	—
JPMorgan Chase Bank N.A.	6,267,523	(6,267,523)	—	—	—
Merrill Lynch International	1,198	—	—	—	1,198

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	81

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5,6]
Morgan Stanley & Co.
International PLC	$ 4,161,890	$ (1,384,945)	—	—	$2,776,945
Nomura International PLC	40,347	(40,347)	—	—	—
Royal Bank of Canada	20,260	(5,025)	—	—	15,235
Royal Bank of Scotland PLC	2,654,265	(2,654,265)	—	—	—
Société Générale	1,622,136	(488,348)	—	$ (590,000)	543,788
Standard Chartered Bank	8,532	(8,532)	—	—	—
State Street Bank and Trust Co.	79,387	(76,542)	—	—	2,845
TD Securities, Inc.	19,174	(16,281)	—	—	2,893
UBS AG	232,928	(160,508)	—	—	72,420
Westpac Banking Corp.	9,515	—	—	—	9,515

Total	$41,743,381	$(30,158,642)	—	$(5,832,436)	$5,752,303

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

[6]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,023,309,371	$72,417,304	$1,095,726,675
Common Stocks[1]	$55,965,085	707,649	1,259,289	57,932,023
Corporate Bonds[1]	—	2,750,137,019	60,367	2,750,197,386
Floating Rate Loan Interests[1]	—	26,273,133	1,841,601	28,114,734
Foreign Agency Obligations	—	75,406,889	—	75,406,889
Foreign Government Obligations	—	548,587,642	—	548,587,642
Investment Companies	107,084,772	—	—	107,084,772
Non-Agency Mortgage-Backed Securities	—	533,961,807	84,377,186	618,338,993
Other Interests[1]	—	—	1	1
Preferred Securities[1]	9,312,576	50,488,350	1,390,279	61,191,205
Taxable Municipal Bonds	—	266,973,595	—	266,973,595
U.S. Government Sponsored Agency Securities	—	7,012,621,551	3,510,608	7,016,132,159
U.S. Treasury Obligations	—	2,470,674,309	—	2,470,674,309
Short-Term Securities:
Borrowed Bond Agreements	—	578,434,140	—	578,434,140
Certificates of Deposit	—	199,903,419	—	199,903,419
Commercial Paper	—	100,504,961	—	100,504,961
Options Purchased:
Equity contracts	2,614,908	10,914	—	2,625,822
Foreign currency exchange contracts	—	14,294,478	—	14,294,478
Interest rate contracts	1,398,747	222,191	—	1,620,938

See Notes to Consolidated Financial Statements.

82	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TBA Sale Commitments	—	$(4,078,361,388)	—	$ (4,078,361,388)
Borrowed Bonds	—	(522,650,062)	—	(522,650,062)
Subtotal	$ 176,376,088	$11,051,499,968	$ 164,856,635	$ 11,392,732,691

Investments Valued at NAV[2]				19,436,717

Total Investments				$ 11,412,169,408

[1]	See above Consolidated Schedule of Investments for values in each industry.

[2]

As of March 31, 2017, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$ 380,094	—	—	$ 380,094
Credit contracts	—	$2,216,815	—	2,216,815
Equity contracts	198,634	169,609	—	368,243
Foreign currency exchange contracts	—	15,147,589	—	15,147,589
Interest rate contracts	4,155,796	2,813,903	—	6,969,699
Other contracts	—	729,140	—	729,140
Liabilities:
Commodity contracts	(378,881)	—	—	(378,881)
Credit contracts	—	(3,564,847)	—	(3,564,847)
Equity contracts	(1,215,293)	(259,621)	—	(1,474,914)
Foreign currency exchange contracts	—	(27,538,809)	—	(27,538,809)
Interest rate contracts	(2,117,422)	(3,622,910)	—	(5,740,332)
Other contracts	—	(295,238)	—	(295,238)

Total	$ 1,022,928	$(14,204,369)	—	$ (13,181,441)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $1,657,123,934 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	83

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$266,733,316	—	$261,490	$386,154	$103,933,840	$1	$1,611,077	$7,671,767	$380,597,645
Transfers into Level 3	—	—	—	811,849	5,668,621	—	—	—	6,480,470
Transfers out of Level 3[1]	(199,694,251)	—	(168,475)	(386,154)	(30,058,125)	—	—	(7,671,767)	(237,978,772)
Other[2]	4,430,000	—	—	—	(4,430,000)	—	—	—	—
Accrued discounts/premiums	16,413	—	(3,523)	970	421,368	—	—	—	435,228
Net realized gain (loss)	8,615	—	1,682	—	(352,591)	—	—	—	(342,294)
Net change in unrealized appreciation (depreciation)[3,4]	(70,562)	$(44,998)	(17,552)	(44,721)	11,054	—	(220,798)	5,608	(381,969)
Purchases	46,717,912	1,304,287	—	1,073,503	50,706,729	—	—	3,505,000	103,307,431
Sales	(45,724,139)	—	(13,255)	—	(41,523,710)	—	—	—	(87,261,104)
Closing Balance, as of March 31, 2017	$72,417,304	$1,259,289	$60,367	$1,841,601	$84,377,186	$1	$1,390,279	$3,510,608	$164,856,635
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[4]	$(55,545)	$(44,998)	$(17,552)	$(44,721)	$142,987	—	$(220,798)	$5,608	$(235,019)

[1]

As of September 30, 2016, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of March 31, 2017, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Consolidated Financial Statements.

84	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $19,014,132) (cost — $15,882,524,430)	$15,886,656,244
Investments at value — affiliated (cost — $124,701,679)	126,524,614
Cash	25,196,810
Cash pledged:
Collateral — OTC derivatives	6,323,000
Futures contracts	12,870,010
Centrally cleared swaps	16,903,630
Foreign currency at value (cost — $64,059,642)	64,256,025
Receivables:
Investments sold	394,370,047
Options written	7,544
Securities lending income — affiliated	43,141
Swaps	842,276
TBA sale commitments	4,059,295,035
Contributions from investors	27,764,080
Dividends — affiliated	2,123
Dividends — unaffiliated	7,852
Interest — unaffiliated	52,911,033
Principal paydowns	108,706
Variation margin on futures contracts	1,175,422
Swap premiums paid	5,792,774
Unrealized appreciation on:
Forward foreign currency exchange contracts	15,147,589
OTC swaps	3,972,527
Prepaid expenses	43,628
Other assets	49,838

Total assets	20,700,263,948

Liabilities
Cash received:
Collateral — reverse repurchase agreements	4,016,000
Collateral — OTC derivatives	5,180,000
Collateral — TBA commitments	2,960,000
Borrowed bonds at value (proceeds — $514,422,832)	522,650,062
Cash collateral on securities loaned at value	19,443,860
Options written at value (premiums received — $9,335,012)	7,870,887
TBA sale commitments at value (proceeds — $4,059,295,035)	4,078,361,388
Reverse repurchase agreements at value	1,657,123,934
Payables:
Investments purchased	4,473,281,984
Swaps	672,345
Directors’ fees	42,272
Interest expense	661,926
Investment advisory fees	455,134
Options written	113,231
Other accrued expenses	1,104,145
Other affiliates	44,486
Variation margin on futures contracts	1,579,207
Variation margin on centrally cleared swaps	851,000
Withdrawals to investors	22,760,034
Swap premiums received	8,387,380
Unrealized depreciation on:
Forward foreign currency exchange contracts	20,847,218
OTC swaps	5,776,079

Total liabilities	10,834,182,572

Net Assets	$9,866,081,376

Net Assets Consist of
Investors’ capital	$9,893,250,870
Net unrealized appreciation (depreciation)	(27,169,494)

Net Assets	$9,866,081,376

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	85

Consolidated Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2017 (Unaudited)

Investment Income
Interest — unaffiliated	$156,024,683
Interest — affiliated	8
Dividends — unaffiliated	793,548
Dividends — affiliated	62,411
Securities lending income — affiliated — net	45,515
Foreign taxes withheld	(26,705)

Total investment income	156,899,460

Expenses
Investment advisory	2,625,277
Custodian	445,818
Accounting services	308,485
Directors	81,101
Professional	66,533
Miscellaneous	211,748

Total expenses excluding interest expense	3,738,962
Interest expense	6,213,832

Total expenses	9,952,794
Less fees waived by the Manager	(7,702)

Total expenses after fees waived	9,945,092

Net investment income	146,954,368

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated (net of $945,244 foreign capital gain tax)	(149,249,955)
Investments — affiliated	(328,765)
Borrowed bonds	6,906,210
Foreign currency transactions	2,085,538
Forward foreign currency exchange contracts	41,640,354
Futures contracts	23,370,938
Interest rate caps	(11,360)
Options written	8,767,354
Swaps	12,276,994

(54,542,692)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(186,144,083)
Investments — affiliated	1,765,463
Borrowed bonds	(3,577,406)
Foreign currency translations	(1,291,665)
Forward foreign currency exchange contracts	(2,223,052)
Futures contracts	2,577,155
Interest rate caps	11,341
Options written	(4,346,446)
Swaps	2,090,602

(191,138,091)

Total realized and unrealized loss	(245,680,783)

Net Decrease in Net Assets Resulting from Operations	$(98,726,415)

See Notes to Consolidated Financial Statements.

86	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$146,954,368	$263,185,465
Net realized loss	(54,542,692)	(1,115,455)
Net change in unrealized appreciation (depreciation)	(191,138,091)	250,972,880

Net increase (decrease) in net assets resulting from operations	(98,726,415)	513,042,890

Capital Transactions
Proceeds from contributions	2,674,211,741	4,667,665,533
Value of withdrawals	(2,019,363,933)	(3,288,784,196)

Net increase in net assets derived from capital transactions	654,847,808	1,378,881,337

Net Assets
Total increase in net assets	556,121,393	1,891,924,227
Beginning of period	9,309,959,983	7,418,035,756

End of period	$9,866,081,376	$9,309,959,983

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	87

Consolidated Statement of Cash Flows	Master Total Return Portfolio

Six Months Ended March 31, 2017 (Unaudited)

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(98,726,415)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	52,652,866,520
Purchases of long term investments	(51,970,380,539)
Net purchases of short-term securities	310,575,894
Amortization of premium and accretion of discount on investments	2,464,803
Payments for borrowed bonds	(1,600,721,306)
Proceeds from borrowed bonds	1,597,429,230
Premiums paid on closing options written	(59,116,394)
Premiums received from options written	74,331,933
Net realized gain from investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency transactions, interest rate caps and borrowed bonds	133,905,156
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency translations, interest rate caps and borrowed bonds	195,697,874
(Increase) Decrease in Assets:
Cash pledged:
Collateral — OTC derivatives	1,120,000
Futures contracts	(5,470,000)
Centrally cleared swaps	15,935,000
Receivables:
Options written	620,948
Securities lending income — affiliated	(42,822)
Swaps	(339,999)
Dividends — affiliated	2,855
Dividends — unaffiliated	386
Interest	4,436,195
Principal paydowns	(5,708)
Variation margin on futures contracts	863,121
Variation margin on centrally cleared swaps	492,451
Interest rate caps premiums paid	11,360
Swap premiums paid	6,478,613
Prepaid expenses	(35,372)
Other assets	20,673
Increase (Decrease) in Liabilities:
Cash received:
Collateral — reverse repurchase agreements	2,227,000
Collateral — OTC derivatives	3,900,000
Collateral — TBA commitments	1,337,000
Collateral on securities loaned at value	17,362,095
Payables:
Swaps	(70,032)
Directors’ fees	6,358
Interest expense	(1,959,504)
Investment advisory fees	12,379
Options written	(619,733)
Other accrued expenses	492,980
Other affiliates	(17,783)
Variation margin on futures contracts	(1,119,449)
Variation margin on centrally cleared swaps	851,000
Swap premiums received	(6,397,249)

Cash provided by operating activities	1,278,419,519

Cash Used for Financing Activities
Payments on redemption of capital shares	(2,014,120,912)
Proceeds from issuance of capital shares	2,678,573,067
Net borrowing of reverse repurchase agreements	(1,657,741,980)
Decrease in bank overdraft	(257,954,656)

Cash used for financing activities	(1,251,244,481)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(67,864)

Cash and Foreign Currency
Net increase in cash and foreign currency at value	27,107,174
Cash and foreign currency at beginning of period	62,345,661

Cash and foreign currency at end of period	$89,452,835

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$9,179,151

See Notes to Consolidated Financial Statements.

88	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Consolidated Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012

Total Return
Total return	(1.14)%[1]	5.75%	3.13%	7.15%	1.30%	10.04%

Ratios to Average Net Assets[2]
Total expenses	0.21%[3]	0.21%	0.14%	0.25%	0.32%	0.29%

Total expenses after fees waived	0.21%[3]	0.21%	0.14%	0.25%	0.32%	0.29%

Total expenses after fees waived and excluding interest expense	0.08%[3]	0.08%	0.09%	0.14%	0.12%	0.12%

Net investment income	3.11%[3]	3.03%	3.07%	4.03%	3.59%	4.20%

Supplemental Data
Net assets, end of period (000)	$9,866,081	$9,309,960	$7,418,036	$3,431,769	$3,331,158	$3,470,151

Portfolio turnover rate[4]	487%	841%	1,015%	750%	777%	1,346%

[1] Aggregate total return. [2] Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Investments in underlying funds	—	0.01%	—	—	—	—

[3] Annualized. [4] Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding mortgage dollar roll transactions)	333%	598%	725%	529%	450%	752%

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	89

Notes to Consolidated Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization:

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Subsidiary enables the Master Portfolio to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $10,085,967 representing 0.1% of the Master Portfolio’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

The following table shows a summary of the selected financial information of the Subsidiary included in the consolidated financial statements:

Statement of Assets and Liabilities
Total assets	$10,098,246
Total liabilities	12,279

Net assets	$10,085,967

Statement of Operations
Net investment income	—

Net realized gain (loss) from:
Investments - unaffiliated	$(7,546,782)
Futures contracts	(257,420)
Options written	1,624,439

(6,179,763)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	4,559,725
Futures contracts	2,246
Options written	(1,315,462)

3,246,509

Net decrease in net assets resulting from operations	$(2,933,254)

Statement of Changes in Net Assets
Net investment income	—
Net realized loss	$(6,179,763)
Net change in unrealized appreciation (depreciation)	3,246,509

Net decrease in net assets resulting from operations	$(2,933,254)
Net decrease in net assets derived from capital share transactions	(4,717,449)

Net decrease in net assets	$(7,650,703)

2. Significant Accounting Policies:

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

90	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U. S. federal income tax purposes.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U. S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U. S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales and structured options) or certain borrowings (e.g., reverse repurchase transactions and treasury roll transactions) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of March 31, 2017, certain investments of the Master Portfolio were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Consolidated Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Consolidated Statement of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be on a modified applied retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	91

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for the Master Portfolio for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

92	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•

The market value of the Master Portfolio’s investments in the underlying funds is based on the published NAV of each underlying fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i	)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii	)	recapitalizations and other transactions across the capital structure; and
	(iii	)	market multiples of comparable issuers.

Income approach	(i	)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii	)	quoted prices for similar investments or assets in active markets; and
	(iii	)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i	)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii	)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii	)	relevant news and other public sources; and
	(iv	)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	93

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

94	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	95

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for U. S. federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for the Master Portfolio to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Master Portfolio to the extent that it invests in floating rate loan interest. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Master Portfolio’s investment policies.

When the Master Portfolio purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower

96	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

with the terms of the loan agreement, nor any rights of offset against the borrower. The Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio assumes the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Master Portfolio had no unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Master Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral

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approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Master Portfolio may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Master Portfolio receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Master Portfolio would still be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Master Portfolio would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Master Portfolio to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, the Master Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Master Portfolio.

For the six months ended March 31, 2017, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Master Portfolio were $1,933,811,879 and 0.4%, respectively.

Treasury Roll Transactions: In a treasury roll transaction, the Master Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Master Portfolio on an accrual basis. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a Treasury roll transaction, the Master Portfolio would be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the Treasury securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. In such cases, the Master Portfolio would need to return a portion of the cash received from the transaction or provide additional Treasury securities to the counterparty.

Borrowed bond agreements, reverse repurchase transactions and treasury roll transactions are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”), which permit the Master Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. With borrowed bond agreements reverse repurchase transactions and treasury roll transactions, typically the Master Portfolio and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Master Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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As of period end, the following table is a summary of the Master Portfolio’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bond Agreements[1]	Reverse Repurchase Agreements	Borrowed Bonds at Value Including Accrued Interest[2]	Net Amount Before Collateral	Non-cash Collateral Received	Cash Collateral Received	Non-cash Collateral Pledged	Net Collateral (Received)/ Pledged[3]	Net Exposure Due (to)/ from Counterparty[4]
Bank of Montreal	—	$(263,476,611)	—	$(263,476,611)	—	—	$263,476,611	$263,476,611	$—
Barclays Bank PLC	$108,917,700	—	$(109,747,452)	(829,752)	—	—	731,748	731,748	(98,004)
Barclays Capital, Inc.	—	(165,901,995)	—	(165,901,995)	—	—	165,901,995	165,901,995	—
BNP Paribas Securities Corp.	158,432,471	—	(105,502,407)	52,930,064	—	—	—	—	52,930,064	[5]
Citigroup Global Markets Limited	454,912	—	(441,818)	13,094	—	—	—	—	13,094
Citigroup Global Markets, Inc.	9,718,988	—	(5,967,544)	3,751,444	—	—	—	—	3,751,444	[6]
Credit Agricole Corporate & Investment Bank SA	—	(14,105,411)	—	(14,105,411)	—	—	14,105,411	14,105,411	—
Credit Suisse Securities (USA) LLC	—	(166,513,383)	—	(166,513,383)	—	—	166,513,383	166,513,383	—
Deutsche Bank AG	3,045,279	—	(2,998,086)	47,193	$(47,193)	—	—	(47,193)	—
Deutsche Bank Securities, Inc.	7,990,587	(158,145,589)	(8,183,354)	(158,338,356)	(10,052)	—	158,348,408	158,338,356	—
HSBC Securities (USA), Inc.	—	(80,179,900)	—	(80,179,900)	(560,086)	—	80,739,986	80,179,900	—
J.P. Morgan Securities LLC	—	(84,752,048)	—	(84,752,048)	—	—	84,752,048	84,752,048	—
J.P. Morgan Securities PLC	284,857,078	—	(285,451,626)	(594,548)	—	—	594,548	594,548	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,017,125	(391,814,428)	(5,057,993)	(391,855,296)	—	—	391,855,296	391,855,296	—
MUFG Securities Americas, Inc.	—	(232,191,170)	—	(232,191,170)	—	$(1,196,000)	233,387,170	232,191,170	—
Nomura Securities International, Inc.	—	(97,027,888)	—	(97,027,888)	—	(2,820,000)	99,847,888	97,027,888	—
RBC Capital Markets, LLC	—	(3,015,511)	—	(3,015,511)	—	—	3,015,511	3,015,511	—

Total	$578,434,140	$(1,657,123,934)	$(523,350,280)	$(1,602,040,074)	$(617,331)	$(4,016,000)	$1,663,270,003	$1,658,636,672	$56,596,598

[1]	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $700,218 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.

[3]

Net collateral with a value of $1,660,078,486 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

[5]	Borrowed bond agreements with a value of $55,451,655, have been purchased and are pending settlement as of April 3, 2017.

[6]	Borrowed bond agreements with a value of $3,809,025, have been purchased and are pending settlement as of April 3, 2017.

When the Master Portfolio enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with a net amount receivable upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

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Short Sales Transactions (Borrowed Bonds): In short sale transactions, the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty interest on the security sold short, which, if applicable, is shown as interest expense in the Consolidated Statement of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Master Portfolio sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Short Sales Transactions (Investments Sold Short): In short sale transaction, the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short from a broker/ counterparty and deliver the security to the purchaser. To close out a short position, the Master Portfolio delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. The Master Portfolio may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. The Master Portfolio is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Master Portfolio’s Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under an MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

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resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$568,581	$(568,581)	—
Deutsche Bank Securities, Inc.	6,841,520	(6,841,520)	—
J.P. Morgan Securities LLC	7,208,448	(7,208,448)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,395,583	(4,395,583)	—

Total	$19,014,132	$(19,014,132)	—

[1]

Collateral with a value of $19,443,860 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange

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contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options — The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Master Portfolio enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — The Master Portfolio enters into currency swaps to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $250 Million	0.16%
$250 Million - $ 500 Million	0.12%
$500 Million - $ 750 Million	0.08%
Greater than $750 Million	0.05%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Master Portfolio pays the Manager based on the Master Portfolio’s net assets, which includes the assets of the Subsidiary.

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2017, the amount waived was $4,830.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2017, the Master Portfolio waived $2,872 in investment advisory fees pursuant to these arrangements.

For the six months ended March 31, 2017, the Master LLC reimbursed the Manager $58,398 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Master Portfolio would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2017, the Master Portfolio paid BIM $17,931 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March, 31.2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2017, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$28,291,957	$11,488,993	$(155,894)

7. Purchases and Sales:

For the six months ended March 31, 2017, purchases and sales of investments, including paydown and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$42,865,812,072	$45,641,774,878
U.S. Government Securities	$10,118,324,348	$10,676,032,730

For the six months ended March 31, 2017, purchases and sales related to mortgage dollar rolls were as follows:

Purchases	$16,756,785,730
Sales	$16,755,049,825

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U. S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s consolidated financial statements.

As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U. S. federal income tax purposes were as follows:

Tax cost	$16,014,698,522

Gross unrealized appreciation	$104,677,457
Gross unrealized depreciation	(106,195,121)

Net unrealized depreciation	$(1,517,664)

9. Bank Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Notes to Consolidated Financial Statements (concluded)	Master Total Return Portfolio

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Consolidated Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

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Officers and Directors

Robert M. Hernandez, Chair of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Robert Fairbairn, Director

Henry Gabbay, Director

Lena G. Goldberg, Director

Henry R. Keizer, Director

John F. O’Brien, Director

Donald C. Opatrny, Director

Roberta Cooper Ramo, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Directors of the Corporation/Master LLC.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Custodian Bank of New York Mellon New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Corporation/ Master LLC 100 Bellevue Parkway Wilmington, DE 19809

Additional Information

General Information

Householding

The Corporation will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Corporation at (800) 441-7762.

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Additional Information (concluded)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Corporation/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Corporation/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Corporation/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Corporation/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Corporation/Master LLC voted proxies relating to securities held in the Corporation/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2017	111

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 2, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 2, 2017

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